UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

The Prudential Variable Contract Account-10

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2008

Date of reporting period: 6/30/2008

Item 1 – Reports to Stockholders

Prudential

MEDLEY Program

Semiannual report to participants

June 30, 2008

Please note inside is a prospectus supplement dated August 22, 2008. This document is separate from and not a part of the semiannual report.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of VCA-10, VCA-11, and The Prudential Series Fund (the “Funds”).

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of December 31, 2007, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 888-778-2888 to obtain a description of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Account’s website.

The Funds Statement of Additional Information contains additional information about the Account’s Trustees and is available without charge upon request by calling 888-778-2888.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential MEDLEY Program	Semiannual Report	June 30, 2008

Table of Contents

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program Letter to Participants	June 30, 2008

■	DEAR PARTICIPANTS:

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The MEDLEY Program semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr. President, The Prudential Series Fund	Judy A. Rice, President, Variable Contract Accounts 10 & 11

July 31, 2008

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2008

Conservative Balanced		Diversified Bond		Equity
Five Largest Holdings/Issues (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30 YR	2.0%	Federal National Mortgage Association, 5.50%, TBA 30 YR	8.5%	Halliburton Co.	2.9%
Exxon Mobil Corp.	1.9%	Federal National Mortgage Association, 5.00%, TBA 30 YR	4.3%	QUALCOMM, Inc.	2.8%
Federal National Mortgage Association, 5.50%, TBA 30 YR	1.5%	Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	2.0%	Wal-Mart Stores, Inc.	2.1%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	1.2%	Federal Home Loan Mortgage Corp., 6.00%, TBA 30 YR	2.0%	Cisco Systems, Inc.	2.0%
General Electric Co.	1.1%	Government National Mortgage Association, 6.00%, TBA 30 YR	1.7%	Schering-Plough Corp.	1.7%

Flexible Managed		Global		Government Income
Five Largest Holdings/Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	2.9%	McDonald’s Corp.	1.5%	Federal National Mortgage Association, 5.50%, TBA 30 YR	13.0%
Federal National Mortgage Association, 5.50%, TBA 30 YR	1.6%	Mastercard, Inc. (Class A Stock)	1.3%	Federal National Mortgage Association, 5.00%, TBA 30 YR	5.2%
General Electric Co.	1.5%	Union Pacific Corp.	1.2%	Federal National Mortgage Association, 5.00%, TBA 30 YR	3.5%
Microsoft Corp.	1.5%	Schlumberger Ltd.	1.1%	Federal Home Loan Mortgage Corp., 6.00%, TBA 30 YR	3.0%
Federal National Mortgage Association, 5.00%, TBA 30 YR	1.5%	Google, Inc. (Class A Stock)	1.1%	Federal Home Loan Mortgage Corp., 3.75%, 6/28/13	2.2%

Stock Index		VCA-10
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	4.1%	Kroger Co. (The)	2.8%
General Electric Co.	2.4%	Occidental Petroleum Corp.	2.7%
Microsoft Corp.	2.0%	H & R Block, Inc.	2.6%
Chevron Corp.	1.8%	NII Holdings, Inc.	2.4%
AT&T, Inc.	1.8%	Nexen, Inc.	2.2%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2008

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 97.6%	Shares	Value (Note 2)
Biotechnology — 3.4%
Celgene Corp.(a)	13,500	$862,245
Genentech, Inc.(a)	55,900	4,242,810
Gilead Sciences, Inc.(a)	56,200	2,975,790

		8,080,845

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	90,472	3,422,556
Merrill Lynch & Co., Inc.	69,200	2,194,332

		5,616,888

Chemicals — 1.2%
El Du Pont de Nemours & Co.	67,400	2,890,786

Commercial Banks — 1.3%
SunTrust Banks, Inc.	83,400	3,020,748

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	138,600	5,226,606

Communications Equipment — 1.4%
QualComm, Inc.	75,400	3,345,498

Computers & Peripherals — 1.7%
Apple, Inc.(a)	17,400	2,913,456
NetApp, Inc.(a)	54,000	1,169,640

		4,083,096

Consumer Finance — 1.7%
SLM Corp.	202,500	3,918,375

Diversified Consumer Services — 3.8%
Career Education Corp.(a)	197,500	2,885,475
H & R Block, Inc.	285,100	6,101,140

		8,986,615

Diversified Financial Services — 1.5%
Citigroup, Inc.	209,600	3,512,896

Electric Utilities — 1.4%
Entergy Corp.	27,900	3,361,392

Energy Equipment & Services — 1.8%
Halliburton Co.	81,400	4,319,898

Food & Staples Retailing — 5.7%
CVS Caremark Corp.	83,900	3,319,923
Kroger Co. (The)	225,800	6,518,846
Wal-Mart Stores, Inc.	64,100	3,602,420

		13,441,189

Food Products — 3.6%
Cadbury PLC., ADR (United Kingdom)	88,488	4,452,716
ConAgra Foods, Inc.	212,200	4,091,216

		8,543,932

Health Care Providers & Services — 4.3%
Cardinal Health, Inc.	61,100	3,151,538
Omnicare, Inc.	170,600	4,473,132
Wellpoint, Inc.(a)	55,400	2,640,364

		10,265,034

Household Products — 1.1%
Kimberly-Clark Corp.	43,800	2,618,364

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc.(a)	92,300	$3,959,670

Insurance — 3.3%
American International Group	104,000	2,751,840
Genworth Financial, Inc.	87,100	1,551,251
Loews Corp.	74,900	3,512,810

		7,815,901

Internet & Catalog Retail — 1.3%
IAC/InterActiveCorp.(a)	157,300	3,032,744

Internet Software & Services — 1.6%
Google, Inc. Class A(a)	7,300	3,842,866

IT Services — 1.3%
Infosys Technologies Ltd.	71,700	3,116,082

Media — 5.6%
Comcast Corp.	264,200	5,011,874
Liberty Global, Inc. Ser. C(a)	135,805	4,123,040
XM Satellite Radio Holdings, Inc.(a)	534,200	4,188,128

		13,323,042

Metals & Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	22,100	2,589,899
Lihir Gold Limited ADR (Papua New Guinea)(a)	121,300	3,853,701

		6,443,600

Multi-Utilities — 2.1%
Sempra Energy	87,200	4,922,440

Office Electronics — 1.9%
Xerox Corp.	330,700	4,484,292

Oil, Gas & Consumable Fuels — 17.9%
Devon Energy Corp.	37,200	4,469,952
Murphy Oil Corp.	45,700	4,480,885
Nexen, Inc.	132,000	5,247,000
Occidental Petroleum Corp.	71,500	6,424,990
Petroleo Brasileiro SA ADR (Brazil)	60,000	4,249,800
Suncor Energy, Inc.	75,200	4,370,624
Talisman Energy, Inc.	162,400	3,593,912
Valero Energy Corp.	59,800	2,462,564
Williams Cos, Inc.	82,700	3,333,637
XTO Energy, Inc.	56,700	3,884,517

		42,517,881

Paper & Forest Products — 1.1%
Domtar Corp.(a)	472,900	2,577,305

Pharmaceuticals — 5.2%
Mylan, Inc.	201,200	2,428,484
Schering-Plough Corp.	262,400	5,166,656
Wyeth	96,900	4,647,324

		12,242,464

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 2.2%
Marvell Technology Group Ltd.(a)	227,900	$4,024,714
Spansion, Inc.(a)	522,600	1,175,850

		5,200,564

Software — 4.5%
Adobe Systems Incorporated(a)	65,700	2,587,923
CA, Inc.	136,473	3,151,161
Symantec Corp.(a)	259,100	5,013,585

		10,752,669

Thrifts & Mortgage Finance — 2.4%
Federal National Mortgage Association	138,200	2,696,282
People’s United Financial, Inc.	187,330	2,922,348

		5,618,630

Wireless Telecommunication Services — 4.3%
NII Holdings, Inc.(a)	121,600	5,774,784
Sprint Nextel Corp.	387,364	3,679,958
Virgin Mobile USA, Inc.(a)	313,000	860,750

		10,315,492

TOTAL COMMON STOCKS (Cost: $215,122,891)		231,397,804

CORPORATE BOND — 1.4%
	Principal Amount (000)
Oil, Gas & Consumable Fuels — 1.4%
Trident Subordinated., Unsec’d Note, PIK, (Canada), Private Placement, 9.96000% due 8/12/12(b)(c) (Cost: $3,320,436; purchased 8/20/07)	$3,320	3,293,491

WARRANT
	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(b)(c) (Cost: $0; purchased 8/20/07)	313,974	$31

TOTAL LONG-TERM INVESTMENTS (Cost: $218,443,327)		$234,691,326

SHORT-TERM INVESTMENTS — 1.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(d)(e) (Cost: $2,302,476)	2,302,476	2,302,476

TOTAL INVESTMENTS — 100.0% (Cost: $220,745,803)		$236,993,802

OTHER LIABILITIES, LESS ASSETS
Receivable for Securities Sold		$774,222
Dividends Receivable		162,572
Payable for Pending Capital Transactions		(36,321)
Payable for Securities Purchased		(921,369)

LIABILITIES IN EXCESS OF OTHER ASSETS		(20,896)

NET ASSETS — 100%		$236,972,906

NET ASSETS, representing:
Equity of Participants — 23,250,165 Accumulation Units at an Accumulation Unit Value of $10.1836		$236,769,551
Equity of The Prudential Insurance Company of America		203,355

		$236,972,906

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $3,320,436. The aggregate value of $3,293,522 is approximately 1.4% of net assets.

(d)	As of June 30, 2008, two securities valued at $3,293,522 and representing 1.4% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR	American Depository Receipt
PIK	Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2008

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$233,700,280	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	3,293,522	—

Total	$236,993,802	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$3,349,453
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(55,931)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$3,293,522

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil, Gas & Consumable Fuels	17.9%
Food & Staples Retailing	5.7
Media	5.6
Pharmaceuticals	5.2
Software	4.5
Health Care Providers & Services	4.3
Wireless Telecommunication Services	4.3
Diversified Consumer Services	3.8
Food Products	3.6
Biotechnology	3.4
Insurance	3.3
Metals & Mining	2.7
Capital Markets	2.4
Thrifts & Mortgage Finance	2.4
Commercial Services & Supplies	2.2
Semiconductors & Semiconductor Equipment	2.2
Multi-Utilities	2.1
Office Electronics	1.9
Energy Equipment & Services	1.8
Computers and Peripherals	1.7
Consumer Finance	1.7
Independent Power Producers & Energy Traders	1.7
Internet Software & Services	1.6
Diversified Financial Services	1.5
Communications Equipment	1.4
Corporate Bonds	1.4
Electric Utilities	1.4
IT Services	1.3
Internet & Catalog Retail	1.3
Commercial Banks	1.3
Chemicals	1.2
Household Products	1.1
Paper & Forest Products	1.1
Affiliated Money Market Mutual Fund	1.0

100.0
Liabilities in Excess of Other Assets	0.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $5,641 foreign withholding tax)	$1,774,963
Affiliated Dividend Income	226,474
Total Income	2,001,437
EXPENSES
Fees Charged to Participants for Investment Management Services	(305,343)
Fees Charged to Participants for Administrative Expenses	(905,091)
Total Expenses .	(1,210,434)
NET INVESTMENT INCOME	791,003
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Loss on Investment Transactions	(2,563,531)
Net Change in Unrealized Appreciation on Investments	(16,924,551)
NET LOSS ON INVESTMENTS	(19,488,082)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,697,079)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007
OPERATIONS
Net Investment Income	$791,003	$1,762,299
Net Realized Gain (Loss) on Investment Transactions	(2,563,531)	49,333,395
Net Change In Unrealized Appreciation on Investments	(16,924,551)	(34,155,433)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,697,079)	16,940,261
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	5,634,235	10,055,096
Withdrawals and Transfers Out	(22,878,463)	(42,576,134)
Annual Account Charges Deducted from Participants’ Accounts	(3,408)	(37,712)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(17,247,636)	(32,558,750)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(88,959)	(2,017,738)
TOTAL DECREASE IN NET ASSETS	(36,033,674)	(17,636,227)
NET ASSETS
Beginning of period	273,006,580	290,642,807
End of period	$236,972,906	$273,006,580

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Investment Income	$.0837	$.1753	$.1539	$.1061	$.1198	$.0827
Expenses
Investment management fee	(.0127)	(.0274)	(.0237)	(.0193)	(.0170)	(.0142)
Administrative expenses	(.0382)	(.0821)	(.0710)	(.0600)	(.0522)	(.0424)
Net Investment Income	.0328	.0658	.0592	.0268	.0506	.0261
Capital Changes
Net realized gain (loss) on investment transactions	(.1038)	1.8696	1.6855	.8647	.4174	(.0999)
Net change in unrealized appreciation (depreciation) on investments	(.6773)	(1.3347)	(.4319)	.6037	.1877	1.8517
Net Increase (Decrease) in Accumulation Unit Value	(.7483)	.6007	1.3128	1.4952	.6557	1.7779
Accumulation Unit Value
Beginning of period	10.9319	10.3312	9.0184	7.5232	6.8675	5.0896
End of period	$10.1836	$10.9319	$10.3312	$9.0184	$7.5232	$6.8675
Total Return**	(6.86%)	5.81%	14.56%	19.87%	9.55%	34.93%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.32%†	.60%	.62%	.32%	.72%	.45%
Portfolio Turnover Rate	37%††	65%	60%	51%	62%	63%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	23,250	24,945	27,921	33,107	36,252	39,109

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2008 and year ended December 31, 2007, PICA has advised the Account that it has received deferred sales charges of $1,815 and $967 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2008, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $91,400,934 and $107,748,174, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2008, the Account earned $226,474, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2008 and year ended December 31, 2007, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007
Units issued	550,182	915,756
Units redeemed	(2,245,337)	(3,891,367)
Net decrease	(1,695,155)	(2,975,611)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2008, $150,573 in participant loans were withdrawn from VCA-10 and $125,860 of principal and interest was repaid to VCA-10. For the year ended December 31, 2007, $459,273 in participant loans were withdrawn from VCA-10 and $334,585 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2008, PICA has advised the Account that it received $1,839 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

The Prudential Variable Contract Account - 10

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 10 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on June 3-5, 2008, and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three-, five- and ten-year periods ending December 31, 2007 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account—10

The Committee received and considered information about the Fund’s historical performance. The Committee considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Core Funds Performance Universe) was in the first quartile over the three- and five-year periods, although it was in the third quartile over the one- and ten-year periods. The Committee also noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods. The Committee determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Committee considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and total expenses ranked in the second quartile.

The Committee concluded that the management and subadvisory fees were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2008

SHORT TERM INVESTMENTS — 99.9%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 7.2%
BNP Paribas 2.65%, 9/3/2008	2,000	$2,000,000
Banco Santander Totta SA, NY 2.88%, 7/3/2008	1,000	1,000,010
Branch Banking & Trust Co. 2.71%, 11/17/2008	1,000	1,000,000

		4,000,010

Commercial Paper(a) — 37.8%
American Express Credit Corp., MTN 2.45%, 7/14/2008	1,000	999,115
Australia and New Zealand Banking, 144A 2.62%, 8/4/2008	1,500	1,496,288
Bank of America Corp. 2.60%, 8/11/2008	1,582	1,577,315
2.72%, 7/30/2008	1,000	997,809
CBA (Delaware) Financial 2.55%, 7/14/2008	1,000	999,079
Citigroup Funding Inc. 2.74%, 8/25/2008	2,000	1,991,628
Edison Asset Securitization LLC, 144A 2.60%, 7/1/2008	1,167	1,166,916
ING American Insurance Holdings, Inc. 2.60%, 9/2/2008	2,300	2,289,535
Intesa Funding LLC 2.82%, 9/26/2008	1,390	1,380,527
Nordea North America 2.71%, 9/29/2008	1,000	993,225
Prudential PLC, 144A 2.73%, 7/15/2008	1,013	1,011,925
2.92%, 7/21/2008	1,000	998,378
Swedbank Mortgage AB 2.80%, 8/19/2008	350	348,666
3.03%, 7/24/2008	1,800	1,796,515
Tulip Funding Corp., 144A 2.57%, 7/7/2008	1,000	999,572
2.82%, 7/28/2008	1,000	997,885
Verizon Communications, Inc., 144A 2.70%, 7/1/2008	1,000	1,000,000

		21,044,378

Other Corporate Obligations — 37.8%
Caja Madrid, 144A 2.967%, 8/12/2008	1,000	1,000,000
General Electric Capital Co., MTN 2.482%, 10/24/2008	2,000	1,999,693
2.907%, 10/26/2008	750	749,927
Genworth Life Insurance Co. 2.561%, 8/22/2008(b)(c) (cost: $1,000,000, purchase date 6/25/2007)	1,000	1,000,000
Goldman Sachs Group, Reg S 3.00%, 9/26/2008	1,000	1,000,000
Goldman Sachs Group, MTN 2.716%, 11/14/2008	1,487	1,483,213

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
Irish Life & Permanent PLC, MTN, 144A 2.531%, 8/20/2008	2,000	$1,999,986
JP Morgan Chase & Co., MTN 2.448%, 8/11/2008	2,000	2,000,000
Merrill Lynch & Co., MTN 2.611%, 8/14/2008(b)	500	500,000
2.621%, 8/22/2008(b)	1,000	999,754
Morgan Stanley, MTN 2.607%, 10/31/2008(b)	2,000	2,000,000
Nordea Bank of Finland, NY 2.422%, 12/1/2008	1,300	1,297,635
Paccar Financial Corp., MTN 2.477%, 8/12/2008(b)	1,000	1,000,000
Royal Bank Of Canada, MTN 2.509%, 9/9/2008(b)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A 2.501%, 8/19/2008(b)	2,000	2,000,000
US Bank, NA 2.404%, 12/1/2008(b)	1,000	999,274

		21,029,482

US Government Agency — 17.1%
Federal Home Loan Bank
2.14%, 2/19/2009	1,000	1,000,000
2.215%, 2/27/2009	1,000	1,000,000
2.25%, 3/27/2009	1,000	1,000,000
2.375%, 9/17/2008	2,000	1,989,708
2.382%, 2/17/2009	3,000	3,000,000
4.25%, 9/12/2008	1,500	1,505,152

		9,494,860

TOTAL INVESTMENTS — 99.9% (Cost: $55,568,814)		$55,568,730

OTHER ASSETS, LESS LIABILITIES
Interest Receivable		$83,595
Cash		871
Payable for Pending Capital Transactions		(2,571)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		81,895

Net Assets — 100%		$55,650,625

Net Assets, representing:
Equity of Participants —
16,667,665 Accumulation Units at an Accumulation Value of 3.3360		$55,603,448
Equity of the Prudential Insurance Company of America		47,177

		$55,650,625

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2008

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of June 30, 2008.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,000,000. The aggregate value of $1,000,000 represents 1.8% of net assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$55,568,730	—
Level 3—Significant Unobservable Inputs	—	—

Total	$55,568,730	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage on net assets as of June 30, 2008 were as follows:

Foreign Banks	27.3%
Federal Credit Agencies	17.1
Security Brokers and Dealers	10.8
National Commercial Banks	8.2
Bank Holding Companies	7.2
Asset Backed Securities	5.7
Life Insurance	5.4
Short-term Business Credit Institutions	4.9
Fire Marine Casualty Insurance	4.1
Mortgage Bankers	3.8
Financial Services	1.8
Personal Credit Institutions	1.8
Telephone Communications	1.8

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated Interest Income	$991,070
Total	991,070
EXPENSES
Fees Charged to Participants for Investment Management Services	(68,699)
Fees Charged to Participants for Administrative Expenses	(207,468)
Total Expenses	(276,167)
NET INVESTMENT INCOME	714,903
Realized Gain on Investment Transactions	2,789
NET INCREASE IN NET ASSETS FROM OPERATIONS	$717,692

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007
OPERATIONS
Net Investment Income	$714,903	$2,517,127
Net Realized Gain on Investment Transactions	2,789	885
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	717,692	2,518,012
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	6,728,856	9,926,395
Withdrawals and Transfers Out	(6,374,174)	(15,137,395)
Annual Account Charges Deducted from Participants’ Accounts	(2,852)	(29,093)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	351,830	(5,240,093)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(828,036)	440
TOTAL INCREASE (DECREASE) IN NET ASSETS	241,486	(2,721,641)
NET ASSETS
Beginning of period	55,409,139	58,130,780
End of period	$55,650,625	$55,409,139

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Investment Income	$.0586	$.1735	$.1561	$.0985	$.0431	$.0374
Expenses
Investment management fee	(.0041)	(.0080)	(.0077)	(.0071)	(.0072)	(.0073)
Administrative expenses	(.0124)	(.0235)	(.0228)	(.0223)	(.0221)	(.0220)
Net Increase in Accumulation Unit Value	.0421	.1420	.1256	.0691	.0138	.0081
Accumulation Unit Value
Beginning of period	3.2939	3.1519	3.0263	2.9572	2.9434	2.9353
End of period	$3.3360	$3.2939	$3.1519	$3.0263	$2.9572	$2.9434
Total Return**	1.28%	4.51%	4.15%	2.33%	0.47%	0.28%
Ratio Of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	1.26%†	4.39%	4.06%	2.30%	0.46%	0.28%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	16,668	16,560	18,183	20,822	24,298	26,594

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2008 and year ended December 31, 2007, PICA has advised the Account that it received deferred sales charges of $1,898 and $2,390, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2008 and year ended December 31, 2007, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007
Units issued	2,029,261	3,082,337
Units redeemed	(1,921,153)	(4,705,477)
Net decrease	108,108	(1,623,140)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2008, $99,109 in participant loans were withdrawn from VCA-11 and $61,920 of principal and interest was repaid to VCA-11. For the year ended December 31, 2007, $315,056 in participant loans were withdrawn from VCA-11 and $136,553 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2008, PICA has advised the Account that it received $1,787 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

The Prudential Variable Contract Account - 11

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 11 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on June 3-5, 2008, and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three-, five- and ten-year periods ending December 31, 2007 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 11

The Committee received and considered information about the Fund’s historical performance. The Committee considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail Money Market Funds Performance Universe)1 was in the first quartile over one-, three-, five- and ten-year periods. The Committee also noted that the Fund outperformed its benchmark average over all periods. The Committee determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Committee considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, while total expenses ranked in the fourth quartile. The Committee considered PI’s explanation that the Fund’s fourth quartile ranking for total expenses was attributable to various expenses other than the Fund’s management fee.

The Committee concluded that the management and subadvisory fees were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

[1]	The Retail Money Market Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Fund in its Money Market Fund Underlying Variable Insurance Products (VIPs) Performance Universe. The Retail Money Market Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

The Prudential Series Fund

The following pages represent information on The Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of The Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period

Conservative Balanced (Class I)	Actual	$1,000.00	$933.30	0.59%	$2.84
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97
Diversified Bond (Class I)	Actual	$1,000.00	$1,004.40	0.45%	$2.24
	Hypothetical	$1,000.00	$1,022.63	0.45%	$2.26
Equity (Class I)	Actual	$1,000.00	$919.00	0.48%	$2.29
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$916.90	0.88%	$4.19
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Flexible Managed (Class I)	Actual	$1,000.00	$923.00	0.63%	$3.01
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Global (Class I)	Actual	$1,000.00	$880.40	0.83%	$3.88
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17
Government Income (Class I)	Actual	$1,000.00	$1,009.20	0.50%	$2.50
	Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51
Stock Index (Class I)	Actual	$1,000.00	$880.20	0.37%	$1.73
	Hypothetical	$1,000.00	$1,023.02	0.37%	$1.86

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in each Portfolio’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 50.3%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
Boeing Co.	77,300	$5,080,156
European Aeronautic Defense and Space Co. EADS N.V. (Netherlands)	23,712	446,768
General Dynamics Corp.	41,100	3,460,620
Goodrich Corp.	13,100	621,726
Honeywell International, Inc.	74,512	3,746,463
L-3 Communications Holdings, Inc.	12,300	1,117,701
Lockheed Martin Corp.	34,600	3,413,636
Northrop Grumman Corp.	34,462	2,305,508
Precision Castparts Corp.	14,000	1,349,180
Raytheon Co.	43,100	2,425,668
Rockwell Collins, Inc.	17,300	829,708
United Technologies Corp.	99,500	6,139,150

		30,936,284

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(b)	18,000	987,120
Expeditors International Washington, Inc.(b)	19,800	851,400
FedEx Corp.	30,800	2,426,732
United Parcel Service, Inc.	104,800	6,442,056

		10,707,308

Airlines
Deutsche Lufthansa AG (Germany)	4,938	106,393
Japan Airlines Corp. (Japan)	31,000	65,103
Southwest Airlines Co.	70,800	923,233

		1,094,729

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	23,400	417,222
Johnson Controls, Inc.	61,100	1,752,348
Nokian Renkaat OYJ (Finland)	3,379	160,273
Stanley Electric Co. Ltd. (Japan)	2,300	55,667

		2,385,510

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	5,108	245,423
Daimler AG (Germany)	11,842	733,016
Fiat SpA (Italy)	24,953	406,159
Ford Motor Co.(a)(b)	210,784	1,013,871
General Motors Corp.(b)	57,991	666,897
Harley-Davidson, Inc.(b)	26,000	942,760
Nissan Motor Co. Ltd. (Japan)	18,200	150,317
Peugeot SA (France)	5,708	308,301
Renault SA (France)	3,670	298,689
Toyota Motor Corp. (Japan)	15,000	707,727

		5,473,160

Beverages — 1.2%
Anheuser-Busch Cos., Inc.	73,200	4,547,184
Brown-Forman Corp. (Class B Stock)(b)	9,500	717,915
Coca-Cola Co. (The)	202,400	10,520,751
Coca-Cola Enterprises, Inc.	28,000	484,400
Coca-Cola Hellenic Bottling Co. SA (Greece)	1,525	41,491

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
Constellation Brands, Inc.(a)	19,100	$379,326
Diageo PLC (United Kingdom)	10,222	187,279
Heineken NV (Netherlands)	739	37,633
Kirin Holdings Co. Ltd. (Japan)	30,000	468,428
Lion Nathan Ltd. (Australia)	11,767	96,448
Molson Coors Brewing Co. (Class B Stock)	14,400	782,352
Pepsi Bottling Group, Inc.	13,500	376,920
PepsiCo, Inc.	162,030	10,303,488

		28,943,615

Biotechnology — 0.7%
Amgen, Inc.(a)	110,360	5,204,578
Biogen Idec, Inc.(a)	29,890	1,670,552
Celgene Corp.(a)	42,500	2,714,475
Genzyme Corp.(a)	26,000	1,872,520
Gilead Sciences, Inc.(a)	93,000	4,924,350

		16,386,475

Building Products
Cie de Saint-Gobain (France)	822	50,907
Masco Corp.	34,800	547,404
Nippon Sheet Glass Co. Ltd. (Japan)	39,000	192,824

		791,135

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	9,786	160,080
American Capital Strategies Ltd.(b)	19,000	451,630
Ameriprise Financial, Inc.	24,820	1,009,429
Bank of New York Mellon Corp. (The)(b)	115,258	4,360,210
Charles Schwab Corp. (The)	96,850	1,989,299
Credit Suisse Group AG (Switzerland)	6,272	285,483
Daiwa Securities Group, Inc. (Japan)	22,000	202,213
Deutsche Bank AG (Germany)	6,233	533,944
E*Trade Financial Corp.(a)(b)	37,000	116,180
Federated Investors, Inc. (Class B Stock)(b)	9,000	309,780
Franklin Resources, Inc.	17,000	1,558,050
Goldman Sachs Group, Inc.	40,100	7,013,490
Janus Capital Group, Inc.(b)	18,600	492,342
Legg Mason, Inc.	13,500	588,195
Lehman Brothers Holdings, Inc.(b)	66,900	1,325,289
Macquarie Group Ltd. (Australia)	4,941	230,393
Man Group PLC (United Kingdom)	9,199	113,638
Merrill Lynch & Co., Inc.(b)	97,300	3,085,383
Morgan Stanley	111,680	4,028,298
Northern Trust Corp.	20,300	1,391,971
State Street Corp.	42,400	2,713,176
T. Rowe Price Group, Inc.(b)	27,200	1,535,984

		33,494,457

Chemicals — 1.1%
Air Products and Chemicals, Inc.	21,000	2,076,060
Akzo Nobel NV (Netherlands)	658	45,029
Ashland, Inc.	7,100	342,220
BASF AG (Germany)	12,520	859,157
Dow Chemical Co. (The)	94,231	3,289,604

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
E. I. Du Pont de Nemours & Co.	91,020	$3,903,848
Eastman Chemical Co.	8,000	550,880
Ecolab, Inc.	18,500	795,315
Hercules, Inc.	11,500	194,695
International Flavors & Fragrances, Inc.	8,300	324,198
K+S AG (Germany)	1,010	579,455
Koninklijke DSM NV (Netherlands)	12,961	759,669
Monsanto Co.	55,394	7,004,018
PPG Industries, Inc.	17,300	992,501
Praxair, Inc.	30,900	2,912,016
Rohm & Haas Co.(b)	12,811	594,943
Sigma-Aldrich Corp.	12,300	662,478
Syngenta AG (Switzerland)	654	211,878
Yara International ASA (Norway)	9,397	829,902

		26,927,866

Commercial Banks — 1.5%
Allied Irish Banks PLC (Ireland)	8,599	132,519
Banca Monte dei Paschi di Siena SpA (Italy)	8,280	23,339
Banco Bilbao Vizcaya Argentaria SA (Spain)	34,192	651,488
Banco Popolare Scarl (Italy)	3,637	64,253
Banco Santander Central Hispano SA (Spain)	84,769	1,546,537
Barclay’s PLC (United Kingdom)	85,086	482,733
BB&T Corp.(b)	54,800	1,247,796
BNP Paribas (France)	10,257	923,306
BOC Hong Kong Holdings, Ltd. (Hong Kong)	74,500	197,304
Comerica, Inc.(b)	15,200	389,576
Commerzbank AG (Germany)	15,308	455,492
Credit Agricole SA (France)	9,528	193,423
Danske Bank A/S (Denmark)	9,880	284,492
DBS Group Holdings Ltd. (Singapore)	15,000	207,931
Dexia SA (Belgium)	11,814	188,101
DnB NOR ASA (Norway)	14,100	179,128
Fifth Third Bancorp	54,321	552,988
First Horizon National Corp.(b)	13,600	101,048
Hachijuni Bank Ltd. (The) (Japan)	5,000	32,396
HBOS PLC (United Kingdom)	71,927	393,786
HSBC Holdings PLC (United Kingdom)	59,616	917,939
Huntington Bancshares, Inc.	52,936	305,441
IKB Deutsche Industriebank AG (Germany)	5,049	22,502
Intesa Sanpaolo SpA (Italy)	21,820	112,435
KBC Groep NV (Belgium)	1,794	198,312
KeyCorp	44,400	487,512
Lloyds TSB Group PLC (United Kingdom)	60,232	369,538
M&T Bank Corp.(b)	8,100	571,374
Marshall & Ilsley Corp.(b)	29,200	447,636
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,900	140,904
Mitsui Trust Holdings, Inc. (Japan)	41,000	244,027

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Mizuho Financial Group, Inc. (Japan)	133	$621,255
National Australia Bank Ltd. (Australia)	15,485	393,386
National City Corp.(b)	68,700	327,699
PNC Financial Services Group, Inc.	35,900	2,049,890
Regions Financial Corp.(b)	81,603	890,289
Resona Holdings, Inc. (Japan)	288	442,096
Royal Bank of Scotland Group PLC (United Kingdom)	113,433	482,899
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	10,700	197,405
Societe Generale (France)	5,396	467,829
Standard Chartered PLC (United Kingdom)	1,860	52,674
SunTrust Banks, Inc.(b)	35,600	1,289,432
Svenska Handelbanken AB (Class A Stock) (Sweden)	11,700	277,178
Swedbank AB (Class A Stock) (Sweden)	10,500	201,747
U.S. Bancorp	174,885	4,877,543
UniCredit SpA (Italy)	98,081	596,613
United Overseas Bank Ltd. (Singapore)	5,000	68,428
Wachovia Corp.(b)	181,640	2,820,869
Wells Fargo & Co.(b)	334,800	7,951,499
Westpac Banking Corp. (Australia)	7,008	134,365
Zions Bancorporation(b)	15,350	483,372

		36,691,724

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)	36,700	463,154
Avery Dennison Corp.	10,400	456,872
Cintas Corp.(b)	13,200	349,932
Equifax, Inc.	13,700	460,594
Monster Worldwide, Inc.(a)(b)	13,100	269,991
Pitney Bowes, Inc.	21,600	736,560
Robert Half International, Inc.	15,500	371,535
RR Donnelley & Sons Co.	22,900	679,901
Toppan Printing Co. Ltd. (Japan)	43,000	473,391
Waste Management, Inc.	52,242	1,970,046

		6,231,976

Communications Equipment — 1.2%
Ciena Corp.(a)(b)	10,142	234,990
Cisco Systems, Inc.(a)	601,000	13,979,259
Corning, Inc.	159,600	3,678,780
JDS Uniphase Corp.(a)(b)	21,475	243,956
Juniper Networks, Inc.(a)(b)	51,900	1,151,142
Motorola, Inc.	228,525	1,677,374
Nokia Corp. (Finland)	32,619	797,305
QUALCOMM, Inc.	163,200	7,241,184
Tellabs, Inc.(a)(b)	45,800	212,970

		29,216,960

Computers & Peripherals — 2.2%
Apple, Inc.(a)	88,700	14,851,928
Dell, Inc.(a)(b)	211,600	4,629,808
EMC Corp.(b)	209,350	3,075,352
Fujitsu Ltd. (Japan)	105,000	779,206

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
Hewlett-Packard Co.	251,948	$11,138,621
International Business Machines Corp.	140,300	16,629,759
Lexmark International, Inc.(a)(b)	9,833	328,717
Logitech International SA (Switzerland)(a)	6,611	176,739
Mitsumi Electric Co. Ltd. (Japan)	5,000	111,362
NetApp, Inc.(a)(b)	38,800	840,408
QLogic Corp.(a)	19,600	285,964
SanDisk Corp.(a)(b)	22,300	417,010
Sun Microsystems, Inc.(a)(b)	81,575	887,536
Teradata Corp.(a)	17,600	407,264

		54,559,674

Construction & Engineering — 0.2%
Boart Longyear Group (Australia)	117,448	251,080
FLSmidth & Co A/S (Denmark)	2,850	311,380
Fluor Corp.	9,000	1,674,721
Jacobs Engineering Group, Inc.(a)(b)	11,800	952,260
JGC Corp. (Japan)	6,000	118,096
Kajima Corp. (Japan)	77,000	269,030
Kinden Corp. (Japan)	8,000	80,689
Leighton Holdings Ltd. (Australia)	3,086	150,435
YIT OYJ (Finland)	8,312	207,559

		4,015,250

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	689	98,610
Lafarge SA (France)	5,188	791,106
Vulcan Materials Co.(b)	10,600	633,668

		1,523,384

Consumer Finance — 0.3%
American Express Co.	116,700	4,396,089
Capital One Financial Corp.(b)	40,361	1,534,122
Discover Financial Services(b)	53,540	705,122
ORIX Corp. (Japan)	220	31,471
SFCG Co. Ltd (Japan)	740	88,088
SLM Corp.	45,100	872,685
Takefuji Corp. (Japan)	24,870	345,934

		7,973,511

Containers & Packaging — 0.1%
Ball Corp.(b)	10,000	477,400
Bemis Co., Inc.(b)	11,300	253,346
Pactiv Corp.(a)(b)	15,100	320,573
Sealed Air Corp.	15,800	300,358

		1,351,677

Distributors
Genuine Parts Co.(b)	17,900	710,272
Pacific Brands Ltd. (Australia)	157,618	268,204

		978,476

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)(b)	14,500	641,770
H&R Block, Inc.	35,300	755,420

		1,397,190

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 1.6%
Babcock & Brown Ltd. (Australia)	21,740	$156,308
Bank of America Corp.	452,538	10,802,082
Challenger Financial Services Group Ltd. (Australia)	47,763	86,540
CIT Group, Inc.	30,800	209,748
Citigroup, Inc.	547,058	9,168,692
CME Group, Inc.(b)	5,640	2,161,192
Deutsche Boerse AG (Germany)	2,074	234,479
Fortis (Belgium)	24,348	386,755
IFIL Investments SpA (Italy)	12,894	83,327
ING Groep NV (Netherlands)	16,439	519,764
IntercontinentalExchange, Inc.(a)	7,700	877,800
Investor AB (Sweden)	12,600	264,530
JPMorgan Chase & Co.	350,345	12,020,336
Leucadia National Corp.(b)	16,500	774,510
Moody’s Corp.(b)	21,100	726,684
NYSE Euronext(b)	27,900	1,413,414
Pargesa Holding SA	1,083	120,076

		40,006,237

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	608,968	20,516,132
BT Group PLC (United Kingdom)	111,380	441,252
CenturyTel, Inc.	14,200	505,378
Citizens Communications Co.(b)	31,000	351,540
Embarq Corp.	16,943	800,896
France Telecom SA (France)	38,868	1,139,886
Nippon Telegraph & Telephone Corp. (Japan)	141	690,493
Portugal Telecom SGPS SA (Portugal)	31,399	355,140
Qwest Communications International, Inc.(b)	163,057	640,814
Telecom Italia SpA (RNC) (Italy)	83,830	135,333
Telefonica SA (Spain)	32,283	854,332
Telstra Corp. Ltd. (Australia)	30,181	122,676
Verizon Communications Group, Inc.	291,176	10,307,630
Windstream Corp.	51,857	639,915

		37,501,417

Electric Utilities — 1.2%
Allegheny Energy, Inc.	16,200	811,782
American Electric Power Co., Inc.	40,360	1,623,683
Contact Energy Ltd. (New Zealand)	28,311	172,402
Duke Energy Corp.	127,624	2,218,105
E.ON AG (Germany)	5,152	1,037,872
Edison International	32,900	1,690,402
Enel SpA (Italy)	94,789	899,209
Energias de Portugal SA (Portugal)	38,455	199,963
Entergy Corp.	19,000	2,289,120
Exelon Corp.	65,874	5,926,025
FirstEnergy Corp.	29,801	2,453,516
FPL Group, Inc.	39,800	2,610,084
Hong Kong Electric Holdings (Hong Kong)	79,000	472,647
Iberdrola S.A. (Spain)	14,148	188,506
Pepco Holdings, Inc.	22,500	577,125
Pinnacle West Capital Corp.	9,700	298,469

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electric Utilities (continued)
PPL Corp.	38,500	$2,012,395
Progress Energy, Inc.(b)	27,283	1,141,248
Southern Co. (The)(b)	77,500	2,706,300
Union Fenosa SA (Spain)	4,125	239,714

		29,568,567

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	28,627	810,312
Alstom (France)	2,035	466,638
Cooper Industries Ltd.	17,400	687,300
Emerson Electric Co.	79,500	3,931,275
Mitsubishi Electronics Corp. (Japan)	21,000	226,444
Prysmian Spa (Italy)	2,275	57,434
Rockwell Automation, Inc.(b)	16,200	708,426

		6,887,829

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	37,714	1,340,356
Hitachi Ltd. (Japan)	35,000	252,484
Hoya Corp. (Japan)	2,800	64,736
Jabil Circuit, Inc.	23,600	387,276
Molex, Inc.	15,000	366,150
Nippon Electric Glass Co. Ltd. (Japan)	41,000	709,300
Premier Farnell PLC (United Kingdom)	11,781	41,203
Shimadzu Corp. (Japan)	8,000	79,635
Tyco Electronics Ltd. (Bermuda)	48,515	1,737,806

		4,978,946

Energy Equipment & Services — 1.7%
B.J. Services Co.(b)	31,900	1,018,886
Baker Hughes, Inc.	31,050	2,711,907
Cameron International Corp.(a)(b)	21,800	1,206,630
ENSCO International, Inc.	15,800	1,275,692
Halliburton Co.	89,200	4,733,844
Nabors Industries Ltd. (Bermuda)(a)	27,700	1,363,671
National Oilwell Varco, Inc.(a)	41,000	3,637,520
Noble Corp.	27,800	1,805,888
Petroleum Geo-Services ASA (Norway)(a)	17,550	429,774
Rowan Cos., Inc.	13,200	617,100
Schlumberger Ltd.	120,800	12,977,544
Smith International, Inc.	20,400	1,696,056
Transocean, Inc. (Cayman Islands)	31,647	4,822,686
Weatherford International Ltd. (Bermuda)(a)	66,800	3,312,612

		41,609,810

Exchange Traded Fund
iShares MSCI EAFE Index Fund	4,000	274,800

Food & Staples Retailing — 1.4%
Casino Guichard Perrachon SA (France)	2,611	294,858
Costco Wholesale Corp.	44,000	3,086,160
CVS Caremark Corp.	145,548	5,759,334
Koninklijke Ahold NV (Netherlands)	5,731	76,828
Kroger Co. (The)	71,346	2,059,759
Safeway, Inc.	43,200	1,233,360

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing (continued)
SUPERVALU, Inc.	20,010	$618,109
SYSCO Corp.	60,400	1,661,604
UNY Co. Ltd. (Japan)	9,000	88,657
Walgreen Co.	98,900	3,215,239
Wal-Mart Stores, Inc.	239,000	13,431,800
Wesfarmers Ltd. (Australia)	7,934	283,702
Wesfarmers Ltd. (PPS) (Australia)	2,092	75,467
Whole Foods Market, Inc.(b)	14,100	334,029
Woolworths Ltd. (Australia)	28,216	661,357

		32,880,263

Food Products — 0.8%
Archer-Daniels-Midland Co.(b)	65,526	2,211,503
Campbell Soup Co.	23,500	786,310
ConAgra Foods, Inc.	51,000	983,280
Dean Foods Co.(a)(b)	14,000	274,680
General Mills, Inc.(b)	34,200	2,078,334
Goodman Fielder Ltd. (Australia)	218,814	294,722
H.J. Heinz Co.	32,600	1,559,910
Hershey Co. (The)(b)	18,500	606,430
Kellogg Co.	25,800	1,238,916
Kraft Foods, Inc.(b)	154,353	4,391,342
Lindt & Spruengli AG (Switzerland)	41	112,987
McCormick & Co., Inc.	14,400	513,504
Nestle SA (Class B Stock) (Switzerland)	19,840	894,083
Nichirei Corp. (Japan)	20,000	102,651
Nisshin Scifon Group, Inc. (Japan)	2,500	31,407
Sara Lee Corp.	76,200	933,450
Tyson Foods, Inc. (Class A Stock)	31,000	463,140
Unilever PLC (United Kingdom)	12,529	355,972
Wilmar International Ltd. (Singapore)	196,000	728,941
WM Wrigley Jr. Co.	21,300	1,656,714

		20,218,276

Gas Utilities — 0.1%
Nicor, Inc.	4,600	195,914
Questar Corp.	16,900	1,200,576
Tokyo Gas Co. Ltd. (Japan)	58,000	233,781

		1,630,271

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	64,300	4,111,342
Becton Dickinson & Co.(b)	24,200	1,967,460
Boston Scientific Corp.(a)	132,967	1,634,164
C.R. Bard, Inc.	10,000	879,500
Covidien Ltd. (Bermuda)	51,315	2,457,475
Hospira, Inc.(a)	15,360	616,090
Intuitive Surgical, Inc.(a)	3,700	996,780
Medtronic, Inc.	116,000	6,003,000
St. Jude Medical, Inc.(a)(b)	36,700	1,500,296
Stryker Corp.	23,300	1,465,104
Varian Medical Systems, Inc.(a)(b)	11,600	601,460
Zimmer Holdings, Inc.(a)	23,400	1,592,370

		23,825,041

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 0.9%
Aetna, Inc.	51,800	$2,099,454
AmerisourceBergen Corp.	18,100	723,819
Cardinal Health, Inc.	35,850	1,849,143
Cigna Corp.	31,400	1,111,246
Coventry Health Care, Inc.(a)	15,150	460,863
Express Scripts, Inc.(a)(b)	27,700	1,737,344
Humana, Inc.(a)	16,900	672,113
Laboratory Corp. of America Holdings(a)(b)	11,200	779,856
McKesson Corp.	28,530	1,595,112
Medco Health Solutions, Inc.(a)	53,598	2,529,826
Patterson Cos., Inc.(a)(b)	13,700	402,643
Quest Diagnostics, Inc.	15,100	731,897
Suzuken Co. Ltd. (Japan)	4,200	155,050
Tenet Healthcare Corp.(a)(b)	44,600	247,976
UnitedHealth Group, Inc.	129,400	3,396,750
WellPoint, Inc.(a)	56,600	2,697,556

		21,190,648

Healthcare Technology
IMS Health, Inc.	22,200	517,260

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.(b)	44,200	1,456,832
Darden Restaurants, Inc.	13,050	416,817
Doutor Nichires Holdings Co. Ltd. (Japan)	3,200	48,760
International Game Technology	30,800	769,384
Kuoni Reisen Holding AG (Switzerland)	215	103,076
Marriott International, Inc. (Class A Stock)	30,300	795,072
McDonald’s Corp.	118,000	6,633,960
OPAP SA (Greece)	14,930	522,385
Starbucks Corp.(a)(b)	71,300	1,122,262
Starwood Hotels & Resorts Worldwide, Inc.(b)	19,500	781,365
TABCORP Holdings Ltd. (Australia)	53,386	502,063
Tattersalls Ltd (Australia)	46,030	103,698
Wendy’s International, Inc.	9,600	261,312
Wyndham Worldwide Corp.	16,420	294,082
Yum! Brands, Inc.(b)	50,500	1,772,045

		15,583,113

Household Durables — 0.2%
Black & Decker Corp.	6,900	396,819
Centex Corp.	11,900	159,103
D.R. Horton, Inc.(b)	31,100	337,435
Fortune Brands, Inc.	14,900	929,909
Harman International Industries, Inc.(b)	6,400	264,896
KB Home	8,200	138,826
Leggett & Platt, Inc.	14,800	248,196
Lennar Corp.(b)	13,300	164,122
Matsushita Electric Industrial Co. Ltd. (Japan)	46,000	992,042
Newell Rubbermaid, Inc.	26,414	443,491
Pulte Homes, Inc.	20,800	200,304
Snap-On, Inc.	7,000	364,070

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Durables (continued)
Stanley Works (The)(b)	7,900	$354,157
Whirlpool Corp.(b)	7,526	464,580

		5,457,950

Household Products — 1.1%
Clorox Co.	13,800	720,360
Colgate-Palmolive Co.	51,500	3,558,650
Kimberly-Clark Corp.	42,200	2,522,716
Procter & Gamble Co.	311,025	18,913,430
Reckitt Benckiser Group PLC (United Kingdom)	13,798	696,909

		26,412,065

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)(b)	68,300	1,312,043
Constellation Energy Group, Inc.(b)	18,400	1,510,640
Dynegy, Inc. (Class A Stock)(a)(b)	48,400	413,820
Electric Power Development Co. Ltd. (Japan)	8,400	311,682

		3,548,185

Industrial Conglomerates — 1.5%
3M Co.	71,100	4,947,849
General Electric Co.	1,011,000	26,983,590
Hutchison Whampoa Ltd. (Hong Kong)	24,000	241,931
Siemens AG (Germany)	2,136	235,455
Textron, Inc.	24,300	1,164,699
Tyco International Ltd. (Bermuda)	52,315	2,094,693
Wendel (France)	3,964	401,335

		36,069,552

Insurance — 1.8%
ACE Ltd. (Bermuda)	34,900	1,922,641
Aegon NV (Netherlands)	23,250	305,662
Aflac, Inc.(b)	49,700	3,121,160
Allianz AG (Germany)	3,373	592,846
Allstate Corp. (The)	56,900	2,594,071
American International Group, Inc.	271,688	7,188,863
AON Corp.	30,500	1,401,170
Assurant, Inc.	10,300	679,388
Aviva PLC (United Kingdom)	71,913	712,952
AXA SA (France)	3,493	102,924
Chubb Corp.	38,300	1,877,083
Cincinnati Financial Corp.	17,837	453,060
CNP Assurances (France)	1,683	189,753
Genworth Financial, Inc.	47,800	851,318
Hartford Financial Services Group, Inc.	31,300	2,021,041
Legal & General Group PLC (United Kingdom)	83,009	164,717
Lincoln National Corp.	28,617	1,296,922
Loews Corp.(b)	36,775	1,724,748
Mapfre SA (Spain)	99,872	476,751
Marsh & McLennan Cos., Inc.	50,600	1,343,430
MBIA, Inc.(b)	14,800	64,972
MetLife, Inc.(b)	73,400	3,873,318
Millea Holdings, Inc. (Japan)	5,900	230,032

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Muenchener Rueckversicherungs AG (Germany)	2,997	$525,704
Old Mutual PLC (United Kingdom)	254,566	467,315
Principal Financial Group, Inc.	27,400	1,149,978
Progressive Corp. (The)(b)	70,100	1,312,272
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	17,650	43,941
SAFECO Corp.	10,100	678,316
SCOR SE (France)	7,264	165,401
Swiss Reinsurance (Switzerland)	7,120	471,998
Torchmark Corp.	10,000	586,500
Travelers Cos., Inc. (The)	64,335	2,792,139
Unum Group	40,010	818,205
XL Capital Ltd. (Class A Stock) (Bermuda)	19,300	396,808
Zurich Financial Services AG (Switzerland)	1,192	303,787

		42,901,186

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)(b)	30,000	2,199,899
DeNA Co., Ltd. (Japan)	26	153,280
Expedia, Inc.(a)	23,300	428,254
Home Retail Group PLC (United Kingdom)	98,081	423,827
IAC/InterActive Corp.(a)	16,900	325,832

		3,531,092

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	16,200	563,598
eBay, Inc.(a)	113,400	3,099,222
Google, Inc. (Class A Stock)(a)	23,450	12,344,549
VeriSign, Inc.(a)(b)	21,600	816,480
Yahoo!, Inc.(a)	133,300	2,753,978

		19,577,827

IT Services — 0.4%
Affiliated Computer Services, Inc.(a)	10,400	556,296
Automatic Data Processing, Inc.(b)	52,800	2,212,320
Cognizant Technology Solutions Corp.(a)(b)	28,000	910,280
Computer Sciences Corp.(a)(b)	15,900	744,756
Convergys Corp.(a)	17,800	264,508
Electronic Data Systems Corp.	53,600	1,320,704
Fidelity National Information Services, Inc.	15,600	575,796
Fiserv, Inc.(a)	15,700	712,309
Paychex, Inc.	32,100	1,004,088
Total System Services, Inc.	19,296	428,757
Unisys Corp.(a)	31,500	124,425
Western Union Co.	74,910	1,851,775

		10,706,014

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(b)	28,100	405,483
Hasbro, Inc.(b)	15,800	564,376
Mattel, Inc.(b)	36,451	624,041
Sankyo Co. Ltd. (Japan)	2,400	156,406

		1,750,306

COMMON STOCKS (continued)	Shares	Value (Note 2)

Life Sciences, Tools & Services — 0.2%
Applera Corp. — Applied Biosystems Group	18,300	$612,684
Millipore Corp.(a)(b)	4,700	318,942
PerkinElmer, Inc.(b)	12,800	356,480
Thermo Fisher Scientific, Inc.(a)(b)	42,300	2,357,379
Waters Corp.(a)	11,300	728,850

		4,374,335

Machinery — 1.0%
Alfa Laval AB (Sweden)	6,300	97,331
Amada Co. Ltd. (Japan)	8,000	63,060
Atlas Copco AB (Class A Stock) (Sweden)	7,000	102,378
Caterpillar, Inc.(b)	63,400	4,680,187
Charter PLC (United Kingdom)	21,801	375,247
Cummins, Inc.	22,600	1,480,752
Danaher Corp.	24,700	1,909,310
Deere & Co.	44,300	3,195,359
Dover Corp.	19,300	933,541
Eaton Corp.	16,400	1,393,508
Hitachi Construction Machinery Co. Ltd. (Japan)	1,500	42,026
Illinois Tool Works, Inc.	40,400	1,919,404
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	35,655	1,334,567
ITT Corp.	17,700	1,120,941
Komori Corp. (Japan)	7,300	133,096
Kone OYJ (Finland)	6,210	217,076
Konecranes Oyj (Finland)	8,003	328,598
MAN AG (Germany)	4,606	509,938
Manitowoc Co., Inc. (The)	14,600	474,938
NSK Ltd. (Japan)	19,000	166,229
PACCAR, Inc.(b)	35,943	1,503,496
Pall Corp.	12,000	476,160
Parker Hannifin Corp.	17,665	1,259,868
Scania AB-B Shares (Sweden)	8,400	114,368
Sulzer AG (Switzerland)	1,324	167,272
Terex Corp.(a)	11,400	585,618
Volvo AB (Class B Stock) (Sweden)	13,594	165,535

		24,749,803

Marine
Mitsui OSK Lines Ltd. (Japan)	22,000	313,472
Nippon Yusen KK (Japan)	83,000	798,069
Orient Overseas International Ltd. (Hong Kong)	12,000	60,021

		1,171,562

Media — 1.4%
CBS Corp. (Class B Stock)	71,634	1,396,147
Clear Channel Communications, Inc.	48,600	1,710,720
Comcast Corp. (Class A Stock)(b)	305,490	5,795,145
Daily Mail & General Trust PLC (United Kingdom)	8,940	55,541
DIRECTV Group, Inc. (The)(a)	74,400	1,927,704
E.W. Scripps Co.	8,600	357,244
Fuji Television Network, Inc. (Japan)	127	191,364
Gannett Co., Inc.(b)	22,100	478,907

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Interpublic Group of Cos., Inc.(a)(b)	46,000	$395,600
McGraw-Hill Cos., Inc. (The)	34,500	1,384,140
Meredith Corp.(b)	5,200	147,108
New York Times Co. (The) (Class A Stock)(b)	15,700	241,623
News Corp. (Class A Stock)(b)	227,100	3,415,584
Omnicom Group, Inc.	34,100	1,530,408
Time Warner, Inc.(b)	360,600	5,336,880
Viacom, Inc. (Class B Stock)(a)	65,434	1,998,354
Vivendi (France)	17,307	652,585
Walt Disney Co. (The)(b)	189,900	5,924,880
Washington Post Co. (The) (Class B Stock)(b)	600	352,140

		33,292,074

Metals & Mining — 0.9%
Alcoa, Inc.(b)	84,640	3,014,877
Allegheny Technologies, Inc.(b)	10,000	592,800
Anglo American PLC (United Kingdom)	12,004	843,085
ArcelorMittal (Netherlands)	5,905	582,932
BHP Billiton Ltd. (Australia)	23,140	969,407
BHP Billiton PLC (United Kingdom)	13,187	505,721
Eurasian Natural Resources(a)	2,430	64,025
Freeport-McMoRan Copper & Gold, Inc.	38,694	4,534,550
Newmont Mining Corp.	45,900	2,394,144
Nucor Corp.	31,700	2,367,039
OneSteel Ltd. (Australia)	55,698	397,259
Outokumpu OYJ (Class A Stock) (Finland)	532	18,487
Rio Tinto Group PLC (United Kingdom)	13,694	1,649,126
Rio Tinto Ltd. (Australia)	782	101,580
Salzgitter AG (Germany)	2,953	540,489
ThyssenKrupp AG (Germany)	6,944	435,193
Titanium Metals Corp.	8,600	120,314
United States Steel Corp.	11,700	2,161,926
Vedanta Resources PLC (United Kingdom)	1,755	75,791
Voestalpine AG (Austria)	5,048	413,105
Xstrata PLC (Switzerland)	4,564	363,570
Yamato Kogyo Co. Ltd. (Japan)	6,600	314,508

		22,459,928

Multiline Retail — 0.3%
Big Lots, Inc.(a)(b)	9,200	287,408
Dillard’s, Inc.	2,000	23,140
Family Dollar Stores, Inc.	13,700	273,178
Isetan Mitsukoshi Holdings (Japan)	6,500	69,600
J.C. Penney Co., Inc.	21,100	765,719
Kohl’s Corp.(a)(b)	30,600	1,225,224
Macy’s, Inc.	42,274	820,961
Marks & Spencer Group PLC (United Kingdom)	31,399	204,173
Nordstrom, Inc.(b)	20,000	606,000
Sears Holding Corp.(a)(b)	6,342	467,152
Target Corp.(b)	79,100	3,677,359

		8,419,914

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	6,614	$90,670
Ameren Corp.(b)	21,900	924,837
CenterPoint Energy, Inc.	38,200	613,110
CMS Energy Corp.(b)	28,800	429,120
Consolidated Edison, Inc.(b)	26,500	1,035,885
Dominion Resources, Inc.	59,832	2,841,421
DTE Energy Co.(b)	16,800	712,992
Integrys Energy Group, Inc.	7,020	356,827
National Grid PLC (United Kingdom)	61,117	801,137
NiSource, Inc.	26,900	482,048
PG&E Corp.	36,200	1,436,778
Public Service Enterprise Group, Inc.	51,300	2,356,209
RWE AG (Germany)	3,253	409,278
Sempra Energy	25,519	1,440,548
Suez SA (France)	1,397	94,699
TECO Energy, Inc.(b)	20,600	442,694
Xcel Energy, Inc.(b)	44,710	897,330

		15,365,583

Office Electronics — 0.1%
Ricoh Co. Ltd. (Japan)	3,000	54,132
Xerox Corp.	90,900	1,232,604

		1,286,736

Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	47,654	3,566,425
Apache Corp.(b)	33,714	4,686,246
BP PLC (United Kingdom)	138,645	1,606,976
Cabot Oil & Gas Corp.	7,900	535,067
Chesapeake Energy Corp.	47,700	3,146,292
Chevron Corp.	211,622	20,978,089
ConocoPhillips	158,777	14,986,961
CONSOL Energy, Inc.	18,900	2,123,793
Cosmo Oil Co. Ltd. (Japan)	11,000	39,780
Devon Energy Corp.	45,400	5,455,264
El Paso Corp.(b)	68,436	1,487,799
ENI SpA (Italy)	28,303	1,051,468
EOG Resources, Inc.	25,000	3,280,000
Exxon Mobil Corp.	539,540	47,549,660
Hess Corp.	28,400	3,583,796
Lundin Petroleum AB (Sweden)(a)	2,800	41,203
Marathon Oil Corp.	72,882	3,780,389
Massey Energy Corp.	6,600	618,750
Murphy Oil Corp.	19,100	1,872,755
Nippon Oil Corp. (Japan)	45,000	302,161
Noble Energy, Inc.	17,400	1,749,744
Occidental Petroleum Corp.	83,400	7,494,324
OMV AG (Austria)	1,786	139,541
Peabody Energy Corp.(b)	27,100	2,386,155
Range Resources Corp.	14,600	956,884
Repsol YPF SA (Spain)	13,533	531,096
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	33,693	1,349,171
Royal Dutch Shell PLC (Netherlands)	35,281	1,446,219
Singapore Petroleum Co. Ltd. (Singapore)	20,000	97,020
Southwestern Energy Co.(a)	33,700	1,604,457
Spectra Energy Corp.	64,062	1,841,142

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Statoil Asa (Norway)	7,750	$289,151
Sunoco, Inc.(b)	14,500	590,005
Tesoro Corp.(b)	12,600	249,102
Total SA (France)	22,508	1,915,850
Valero Energy Corp.	54,900	2,260,782
Williams Cos., Inc.	63,000	2,539,530
XTO Energy, Inc.	51,041	3,496,819

		151,629,866

Paper & Forest Products — 0.1%
International Paper Co.(b)	41,773	973,311
MeadWestvaco Corp.	20,514	489,054
Mondi PLC (United Kingdom)	25,185	147,822
Weyerhaeuser Co.(b)	20,500	1,048,370

		2,658,557

Personal Products — 0.1%
Avon Products, Inc.	43,900	1,581,278
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	10,400	483,080

		2,064,358

Pharmaceuticals — 3.1%
Abbott Laboratories	156,400	8,284,508
Allergan, Inc.	31,000	1,613,550
AstraZeneca PLC (United Kingdom)	8,861	376,755
Barr Pharmaceuticals, Inc.(a)(b)	10,500	473,340
Bayer AG (Germany)	1,432	120,216
Bristol-Myers Squibb Co.	199,900	4,103,947
Eli Lilly & Co.	99,900	4,611,384
Forest Laboratories, Inc.(a)	32,100	1,115,154
GlaxoSmithKline PLC (United Kingdom)	44,701	988,149
Johnson & Johnson	286,648	18,442,932
King Pharmaceuticals, Inc.(a)	36,566	382,846
Kyowa Hakko Kogyo Co. Ltd. (Japan)	42,000	430,343
Merck & Co., Inc.	218,700	8,242,803
Mylan, Inc.(b)	23,200	280,024
Novartis AG (Switzerland)	27,724	1,525,713
Pfizer, Inc.	688,345	12,025,387
Roche Holding AG (Switzerland)	2,505	450,330
Sanofi-Aventis (France)	18,385	1,221,666
Schering-Plough Corp.	159,600	3,142,524
Shionogi & Co. Ltd. (Japan)	22,000	434,054
Taisho Pharmaceutical Co. Ltd. (Japan)	4,000	74,172
Watson Pharmaceuticals, Inc.(a)(b)	12,200	331,474
Wyeth	135,100	6,479,396

		75,150,667

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)(b)	11,274	383,992
AvalonBay Communities, Inc.(b)	7,400	659,784
Boston Properties, Inc.	11,800	1,064,596
Developers Diversified Realty Corp.	14,200	492,882
Equity Residential(b)	27,100	1,037,117
General Growth Properties, Inc.(b)	25,500	893,265
HCP, Inc.	21,500	683,915
Host Hotels & Resorts, Inc.(b)	52,500	716,625

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
ING Industrial Fund (Australia)	206,553	$310,880
Kimco Realty Corp.(b)	25,200	869,904
Mirvac Group (Australia)	13,456	38,183
Plum Creek Timber Co., Inc.	16,800	717,528
ProLogis	25,700	1,396,795
Public Storage, Inc.	12,200	985,638
Simon Property Group, Inc.(b)	23,100	2,076,459
Vornado Realty Trust(b)	13,700	1,205,600

		13,533,163

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.(a)(b)	21,600	414,721
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	80,875
IMMOFINANZ AG (Austria)	11,879	122,307
K.K. DaVinci Advisors (Japan)(a)	554	379,298
Leopalace21 Corp. (Japan)	15,100	216,151
Meinl European Land Ltd. (Austria)(a)	15,236	170,822
Nomura Real Estate Holdings, Inc. (Japan)	9,600	202,514
Wharf (Holdings) Ltd. (The) (Hong Kong)	25,000	104,684
Wheelock & Company Ltd. (Hong Kong)	55,000	147,424

		1,838,796

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	29,800	2,976,722
Central Japan Railway Co. (Japan)	60	661,110
CSX Corp.	42,700	2,681,987
National Express Group PLC (United Kingdom)	1,600	30,182
Norfolk Southern Corp.	39,800	2,494,266
Ryder System, Inc.(b)	6,900	475,272
Union Pacific Corp.	52,400	3,956,201

		13,275,740

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	59,000	343,970
Altera Corp.	33,500	693,450
Analog Devices, Inc.	29,600	940,392
Applied Materials, Inc.(b)	133,500	2,548,515
Broadcom Corp. (Class A Stock)(a)(b)	49,150	1,341,304
Intel Corp.(b)	583,800	12,540,024
KLA-Tencor Corp.(b)	16,000	651,360
Linear Technology Corp.(b)	24,500	797,965
LSI Corp.(a)(b)	64,800	397,872
MEMC Electronic Materials, Inc.(a)	23,300	1,433,882
Microchip Technology, Inc.(b)	19,800	604,692
Micron Technology, Inc.(a)(b)	70,300	421,800
Micronics Japan Co. Ltd. (Japan)	800	28,855
National Semiconductor Corp.(b)	23,900	490,906
Novellus Systems, Inc.(a)	10,400	220,376
NVIDIA Corp.(a)(b)	54,250	1,015,560
Teradyne, Inc.(a)(b)	19,300	213,651
Texas Instruments, Inc.	137,900	3,883,264
Xilinx, Inc.	28,700	724,675

		29,292,513

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — 1.7%
Adobe Systems, Inc.(a)	56,900	$2,241,291
Autodesk, Inc.(a)(b)	21,800	737,058
BMC Software, Inc.(a)(b)	21,300	766,800
CA, Inc.	38,264	883,516
Citrix Systems, Inc.(a)	18,500	544,085
Compuware Corp.(a)	38,700	369,198
Electronic Arts, Inc.(a)(b)	30,500	1,355,115
Hitachi Software Engineering Co. Ltd. (Japan)	2,100	46,179
Intuit, Inc.(a)	34,900	962,193
Konami Corp. (Japan)	4,000	139,756
Microsoft Corp.	814,300	22,401,392
Nintendo Co. Ltd. (Japan)	1,200	676,932
Novell, Inc.(a)	34,200	201,438
Oracle Corp.(a)	399,200	8,383,200
SAP AG (Germany)	1,786	93,138
Symantec Corp.(a)(b)	85,078	1,646,259

		41,447,550

Specialty Retail — 0.7%
Abercrombie & Fitch Co.(b)	8,700	545,316
AutoNation, Inc.(a)(b)	16,974	170,079
AutoZone, Inc.(a)(b)	4,800	580,848
Bed Bath & Beyond, Inc.(a)	26,700	750,270
Best Buy Co., Inc.	35,225	1,394,910
EDION Corp. (Japan)	6,200	51,674
Esprit Holdings Ltd. (Hong Kong)	48,800	506,948
Fast Retailing Co. Ltd. (Japan)	6,800	644,234
GameStop Corp. (Class A Stock)(a)(b)	15,900	642,360
Gap, Inc. (The)	49,500	825,165
Home Depot, Inc.	168,350	3,942,758
Limited Brands, Inc.(b)	31,106	524,136
Lowe’s Cos., Inc.	145,900	3,027,425
Office Depot, Inc.(a)(b)	27,800	304,132
RadioShack Corp.(b)	11,200	137,424
Sherwin-Williams Co. (The)(b)	11,600	532,788
Shimamura Co., Ltd. (Japan)	600	36,954
Staples, Inc.	70,549	1,675,539
Tiffany & Co.(b)	13,200	537,900
TJX Cos., Inc. (The)	42,700	1,343,769

		18,174,629

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)(b)	37,000	1,068,560
Jones Apparel Group, Inc.	12,600	173,250
Liz Claiborne, Inc.	10,900	154,235
NIKE, Inc. (Class B Stock)(b)	37,500	2,235,374
Nisshinbo Industries, Inc. (Japan)	15,000	178,133
Onward Kashiyama Co. Ltd. (Japan)	15,000	157,508
Polo Ralph Lauren Corp.	5,300	332,734
Swatch Group AG (Switzerland)	6,606	308,152
VF Corp.(b)	9,600	683,328

		5,291,274

Thrifts & Mortgage Finance — 0.2%
Countrywide Financial Corp.(b)	56,200	238,850
Fannie Mae	105,300	2,054,402

COMMON STOCKS (continued)	Shares	Value (Note 2)

Thrifts & Mortgage Finance (continued)
Freddie Mac(b)	64,600	$1,059,440
Hudson City Bancorp, Inc.(b)	57,500	959,100
MGIC Investment Corp.(b)	9,500	58,045
Sovereign Bancorp, Inc.(b)	46,955	345,589
Washington Mutual, Inc.(b)	101,978	502,752

		5,218,178

Tobacco — 0.8%
Altria Group, Inc.	212,800	4,375,168
British American Tobacco (United Kingdom)	14,070	485,328
Imperial Tobacco Group (United Kingdom)	21,521	799,474
Lorillard, Inc.(a)(b)	16,247	1,123,643
Philip Morris International, Inc.	212,800	10,510,192
Reynolds American, Inc.	17,700	826,059
UST, Inc.	15,100	824,611

		18,944,475

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	32,000	340,839
Marubeni Corp. (Japan)	26,000	217,187
Mitsubishi Corp. (Japan)	18,900	622,970
Mitsui & Co. Ltd. (Japan)	24,000	530,018
Sumitomo Corp. (Japan)	8,600	112,982
W.W. Grainger, Inc.(b)	6,900	564,420

		2,388,416

Transportation Infrastructure
Macquarie Infrastructure Group (Australia)	263,881	586,891

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A)(a)	40,500	1,711,125
KDDI Corp. (Japan)	58	358,318
Millicom International Cellular SA (Luxembourg)	225	23,163
Sprint Nextel Corp.(b)	283,677	2,694,931
Vodafone Group PLC (United Kingdom)	643,374	1,895,579

		6,683,116

TOTAL COMMON STOCKS (cost $963,071,469)		1,227,005,140

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	908	35,941
Volkswagen AG (Germany)	1,928	279,098

		315,039

Banking
JPMorgan Chase Capital XXVI	28,000	724,920

Diversified Financial Services
Istituto Finanziario Industriale SpA (Italy)(a)	6,901	136,775

TOTAL PREFERRED STOCKS (cost $1,195,089)		1,176,734

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

RIGHTS				Units	Value (Note 2)

Commercial Banks
Barclays PLC (United Kingdom)				18,232	$3,450
HBOS PLC (United Kingdom)(a)				28,770	6,160

TOTAL RIGHTS (cost $0)					9,610

LONG-TERM BONDS — 38.9%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)

Aerospace/Defense — 0.2%
BAE Systems Holding, Inc., 144A	Baa2	4.75%	08/15/10	$2,000	2,023,994
Boeing Capital Corp.(b)	A2	6.10%	03/01/11	975	1,026,894
Goodrich Corp.	Baa2	6.80%	07/01/36	811	823,249
Northrop Grumman Corp.	Baa1	7.125%	02/15/11	1,025	1,092,690
Raytheon Co.	Baa1	5.50%	11/15/12	625	640,896

					5,607,723

Airlines — 0.2%
American Airlines, Inc.(b)	Ba1	6.817%	05/23/11	2,420	2,105,400
Continental Airlines, Inc.	Baa2	6.648%	09/15/17	272	247,381
Continental Airlines, Inc.	Baa2	6.703%	06/15/21	168	146,433
Delta Air Lines, Inc.	Baa1	6.821%	08/10/22	486	396,432
Southwest Airlines Co.	Baa1	6.50%	03/01/12	965	941,135

					3,836,781

Asset Backed Securities — 1.1%
American Express Credit Account Master Trust I, Series 2004-4, Class C, 144A(g)	Baa1	2.9413%	03/15/12	1,510	1,465,861
American Express Credit Account Master Trust I, Series 2004-C, Class C, 144A(g)	Baa1	2.9712%	02/15/12	78	76,283
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(g)	Aa2	4.1325%	12/25/32	2,533	2,112,977
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	2.8712%	01/15/16	4,159	3,498,622
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1(g)	A1	4.1325%	03/25/33	880	695,845
CDC Mortgage Capital Trust, Series 2003-HE1, Class M2(g)	Baa2	5.4075%	08/25/33	67	45,444
Centex Home Equity, Series 2005-A, Class M2(g)	Aa2	2.9825%	01/25/35	2,250	1,807,325
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1(g)	Baa2	2.8819%	02/20/15	1,500	1,291,790
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	Aaa	5.12%	07/25/35	1,510	1,482,438
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	1,660	1,459,317
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(g)	Aa2	3.0025%	06/25/36	1,800	1,346,245
HFC Home Equity Loan Trust, Series 2005-2, Class M2(g)	Aa1	2.9719%	01/20/35	589	469,044
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	2,370	2,466,034
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(g)	A2	3.5825%	03/25/34	865	722,767
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1(g)	Aa2	3.3825%	07/25/32	1,547	1,246,086
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1(g)	Aaa	3.7575%	09/25/32	1,425	1,236,010
Saxon Asset Securities Trust, Series 2005-2, Class M2(g)	Aa2	2.9225%	10/25/35	1,480	1,242,145
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1(g)	Aa2	2.9925%	02/25/34	1,660	1,373,641
Securitized Asset Backed Receivables LLC, Series 2006-FR3, Class A3(g)	Aa2	2.7325%	05/25/36	1,400	940,252
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	699	668,615

					25,646,741

Automotive — 0.1%
Johnson Controls, Inc.	A3	5.50%	01/15/16	235	225,449
Oshkosh Truck Corp., Bank Loan(j)	Ba3	4.414%	12/06/13	1,955	1,829,554

					2,055,003

Banking — 1.1%
Banco Bradesco (Cayman Islands)	A2	8.75%	10/24/13	1,690	1,926,600
Bank of America Corp., Jr. Sub. Notes(g)	A1	8.00%	12/29/49	2,100	1,967,426
Bank of America NA	Aa1	5.30%	03/15/17	850	780,257
Bank of America NA(b)	Aa1	6.00%	10/15/36	1,300	1,152,239

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Bank One Corp.	Aa3	7.875%	08/01/10	$2,500	$2,646,257
Bear Stearns Cos., Inc. (The)	Aa2	5.30%	10/30/15	550	514,815
Bear Stearns Cos., Inc. (The)	Aa2	6.40%	10/02/17	270	266,812
Bear Stearns Cos., Inc. (The)	Aa2	7.25%	02/01/18	1,135	1,184,446
Citigroup, Inc.	A1	5.625%	08/27/12	1,900	1,869,241
Citigroup, Inc.	A1	6.125%	08/25/36	725	613,173
Citigroup, Inc.(g)	A2	8.40%	04/30/49	2,000	1,901,220
Citigroup, Inc., Sr. Unsec. Notes	Aa3	6.875%	03/05/38	790	762,346
DEPFA ACS Bank (Ireland), 144A	Aaa	5.125%	03/16/37	1,325	1,258,525
HSBC Bank USA, Senior Notes	Aa2	3.875%	09/15/09	250	246,939
ICICI Bank Ltd. (India), 144A(g)	Baa2	3.25%	01/12/10	1,880	1,822,848
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75%	11/16/10	1,670	1,651,009
JPMorgan Chase & Co.	Aa2	4.60%	01/17/11	175	174,539
JPMorgan Chase & Co.	Aa3	6.50%	01/15/09	1,100	1,106,271
JPMorgan Chase & Co.(g)	A1	7.90%	04/29/49	2,000	1,875,280
MUFG Capital Finance Group Ltd. (Cayman Islands)(g)	A2	6.346%	07/29/49	800	693,434
Santander Central Hispano Issuances Ltd. (Cayman Islands)	Aa2	7.625%	09/14/10	805	854,550
Wells Fargo Bank	Aa1	6.45%	02/01/11	90	94,050
Wells Fargo Capital XIII(g)	Aa3	7.70%	12/26/49	1,000	994,047

					26,356,324

Brokerage — 0.6%
Goldman Sachs Group, Inc. (The)	Aa3	5.45%	11/01/12	580	578,545
Goldman Sachs Group, Inc. (The)	A1	5.625%	01/15/17	765	708,816
Goldman Sachs Group, Inc. (The)	A1	6.45%	05/01/36	1,770	1,578,304
Goldman Sachs Group, Inc. (The)	A1	6.75%	10/01/37	113	103,366
Lehman Brothers Holdings, Inc.	A1	5.25%	02/06/12	1,850	1,750,719
Lehman Brothers Holdings, Inc.	A2	6.50%	07/19/17	514	475,511
Lehman Brothers Holdings, Inc.	A1	6.875%	05/02/18	700	677,674
Merrill Lynch & Co., Inc.	A1	4.25%	02/08/10	1,470	1,438,446
Merrill Lynch & Co., Inc.	A1	4.79%	08/04/10	375	364,585
Merrill Lynch & Co., Inc.	A1	5.00%	01/15/15	190	173,127
Merrill Lynch & Co., Inc.	A1	5.77%	07/25/11	355	353,892
Merrill Lynch & Co., Inc.	A1	6.875%	04/25/18	1,230	1,170,623
Morgan Stanley Group, Inc.	A1	4.75%	04/01/14	1,510	1,375,957
Morgan Stanley Group, Inc., M.T.N.(b)	Aa3	5.25%	11/02/12	870	846,608
Morgan Stanley Group, Inc., M.T.N.	Aa3	5.45%	01/09/17	670	608,513
Morgan Stanley Group, Inc., M.T.N.(b)	Aa3	5.75%	10/18/16	1,860	1,719,331
Morgan Stanley Group, Inc., M.T.N.	Aa3	5.95%	12/28/17	600	544,683

					14,468,700

Building Materials & Construction — 0.1%
American Standard, Inc.	Baa3	7.625%	02/15/10	1,000	1,048,696
Hanson PLC (United Kingdom)	Baa3	7.875%	09/27/10	1,270	1,335,959
Lafarge SA (France)	Baa2	6.15%	07/15/11	1,100	1,106,416

					3,491,071

Cable — 0.3%
AT&T Broadband	Baa2	9.455%	11/15/22	115	139,033
Cox Communications, Inc.	Baa3	6.75%	03/15/11	1,195	1,233,289
Cox Communications, Inc.	Baa3	7.875%	08/15/09	1,160	1,190,038
Insight Midwest Holdings LLC, Bank Loan(j)	Ba2	4.19%	10/06/13	1,216	1,148,727
Tele-Communications, Inc.	Baa2	9.875%	06/15/22	1,440	1,755,276
Time Warner Cable, Inc.	Baa2	5.40%	07/02/12	2,410	2,385,657

					7,852,020

Capital Goods — 0.3%
Caterpillar Financial Service Corp.	A2	5.50%	03/15/16	780	781,434
Caterpillar, Inc.	A2	7.25%	09/15/09	1,000	1,040,677

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods (continued)
Erac USA Finance Co., 144A	Baa2	5.80%	10/15/12	$460	$434,769
Erac USA Finance Co., 144A	Baa2	6.375%	10/15/17	1,198	1,070,533
Erac USA Finance Co., 144A	Baa2	7.00%	10/15/37	390	324,395
FedEx Corp.	Baa2	7.25%	02/15/11	480	499,776
General Electric Co.	Aaa	5.25%	12/06/17	320	307,626
Honeywell International, Inc.	A2	6.125%	11/01/11	1,120	1,188,189
Sensata Technologies, Bank Loan(j)	Ba3	4.662%	04/27/13	1,386	1,280,766
United Technologies Corp.(e)	A2	6.35%	03/01/11	810	852,317
United Technologies Corp.(e)	A2	8.875%	11/15/19	375	480,828

					8,261,310

Chemicals — 0.4%
Dow Chemical Co.	A3	5.97%	01/15/09	430	434,382
Dow Chemical Co.	A3	6.125%	02/01/11	690	712,675
Huntsman LLC	Ba1	11.625%	10/15/10	2,000	2,065,000
ICI Wilmington, Inc.	Baa2	5.625%	12/01/13	780	788,788
Lubrizol Corp.	Baa3	4.625%	10/01/09	1,090	1,084,886
PPG Industries, Inc.	A3	5.75%	03/15/13	3,500	3,558,657
Union Carbide Corp.	Ba2	7.50%	06/01/25	500	489,197

					9,133,585

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Aaa	6.00%	01/25/36	3,654	3,470,371
Bank of America Mortgage Securities, Inc., Series 2005-A, Class 2A1(g)	Aaa	4.452%	02/25/35	1,191	1,131,393
Bank of America Mortgage Securities, Inc., Series 2005-B, Class 2A1(g)	Aaa	4.378%	03/25/35	1,137	1,107,631
Chase Mortgage Finance Corp., Series 2007-A1, Class 1A5(g)	Aaa	4.353%	02/25/37	3,633	3,585,726
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,677	1,533,012
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-A1, Class 4A1(g)	Aaa	4.069%	07/25/35	2,454	2,399,605
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	455	404,764
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	1,077	1,010,936
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A	AAA(d)	5.00%	03/25/20	985	948,400

					15,591,838

Commercial Mortgage Backed Securities — 4.8%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A3(g)	AAA(d)	4.873%	03/11/41	3,350	3,272,222
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,561,102
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(d)	5.1227%	11/10/42	1,045	1,026,763
Banc of America Commercial Mortgage, Inc., Series 2006-2 A4(g)	AAA(d)	5.929%	05/10/45	4,400	4,296,453
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2(g)	Aaa	5.838%	06/10/49	5,730	5,655,072
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6(g)	AAA(d)	4.75%	02/13/46	3,500	3,305,211
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,250	2,152,921
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class AAB(g)	Aaa	5.286%	10/12/42	3,000	2,923,066
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 144A(g)	A-(d)	5.44%	09/15/30	890	793,262
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.221%	12/10/49	2,100	2,095,600
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O, 144A(g)	AAA(d)	0.873%	03/10/39	13,994	243,984
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,449,669
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4(g)	AAA(d)	5.552%	02/15/39	4,330	4,170,170
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,205	2,070,769
CW Capital Cobalt Ltd., Series 2007-C3, Class A3(g)	AAA(d)	5.82%	05/15/46	2,100	2,005,419
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B	AAA(d)	7.62%	06/10/33	3,086	3,206,875
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O, 144A(g)	Aaa	0.554%	03/10/40	26,227	342,922
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,610	2,445,992
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	5,000	4,673,299
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	10,330	9,920,067

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2000-C10, Class A2(g)	Aaa	7.371%	08/15/32	$5,910	$6,087,806
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,000	3,881,200
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,380	6,113,498
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4(g)	Aaa	5.3445%	12/15/44	3,630	3,496,399
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	1,935,887
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class X2, I/O(g)	Aaa	0.069%	04/15/43	148,786	635,761
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class ASB	Aaa	5.37%	05/15/45	2,000	1,920,486
KeyCorp., Series 2000-C1, Class A2(g)	Aaa	7.727%	05/17/32	9,825	10,155,721
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	2,720	2,663,968
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A5(g)	AAA(d)	4.826%	08/15/29	5,000	4,851,969
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	651,452
LB-UBS Commercial Mortgage Trust, Series 2006-C6, AAB	Aaa	5.341%	09/15/39	2,380	2,284,777
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3	Aaa	4.615%	08/12/39	1,900	1,833,597
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.104%	06/12/46	2,210	2,177,275
Morgan Stanley Capital I, Series 2006-IQ11, Class A4(g)	AAA(d)	5.772%	10/15/42	2,600	2,538,470
Morgan Stanley Capital I, Series 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,171,020
Morgan Stanley Capital I, Series 2007-T27, Class AAB(g)	AAA(d)	5.803%	06/11/42	1,040	1,004,940
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	1,700	1,671,234

					117,686,298

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.75%	03/01/18	1,400	1,393,734
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	04/15/18	1,600	1,588,010
Whirlpool Corp.	Baa2	6.125%	06/15/11	1,045	1,072,393

					4,054,137

Electric — 1.1%
Appalachian Power Co.	Baa2	4.40%	06/01/10	790	785,402
Arizona Public Services Co.	Baa2	6.25%	08/01/16	170	161,940
Arizona Public Services Co.	Baa2	6.375%	10/15/11	1,250	1,258,615
Baltimore Gas & Electric Co.	Baa2	6.35%	10/01/36	530	482,758
Carolina Power & Light Co.	A2	5.25%	12/15/15	660	662,078
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	1,070	1,074,880
CenterPoint Energy Houston Electric LLC	Baa2	6.95%	03/15/33	300	300,556
Consolidated Edison, Inc.	A1	5.375%	12/15/15	820	814,864
Consolidated Edison, Inc.	A1	6.75%	04/01/38	130	134,534
Consumers Energy Co., First Mortgage Bonds, Series D	Baa1	5.375%	04/15/13	435	434,762
Dominion Resources, Inc.	Baa2	5.125%	12/15/09	1,255	1,269,022
Duke Energy Carolinas LLC	A3	6.10%	06/01/37	920	874,176
Duke Energy Carolinas LLC	A2	6.05%	04/15/38	530	523,954
E.ON International Finance BV, 144A	A2	6.65%	04/30/38	930	925,939
El Paso Electric Co.	Baa2	6.00%	05/15/35	845	712,630
Empresa Nacional de Electricidad S.A. (Chile)	Baa3	8.50%	04/01/09	1,350	1,386,977
Empresa Nacional de Electricidad S.A. (Chile)	Baa3	8.625%	08/01/15	1,160	1,318,676
Energy East Corp.	Baa2	6.75%	09/15/33	140	132,966
Exelon Corp.	Baa1	4.90%	06/15/15	195	179,426
Florida Power & Light Co.	Aa3	5.95%	10/01/33	380	374,927
Georgia Power Co., Series B	A2	5.70%	06/01/17	470	479,911
Indiana Michigan Power Co.	Baa2	5.05%	11/15/14	575	542,683
MidAmerican Energy Holdings Co., 144A	Baa1	5.75%	04/01/18	210	208,005

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
MidAmerican Energy Holdings Co.	Baa1	5.95%	05/15/37	$325	$304,896
Nevada Power Co.	Baa3	6.50%	05/15/18	1,210	1,233,873
NiSource Finance Corp.	Baa3	5.45%	09/15/20	500	436,271
NRG Energy, Bank Loan(j)	Ba1	2.701%	02/01/13	439	417,605
NRG Energy, Bank Loan(j)	Ba1	4.301%	02/01/13	897	852,538
NSTAR Electric Co.	A1	4.875%	04/15/14	730	722,599
Oncor Electric Delivery Co.	Ba1	6.375%	01/15/15	465	458,828
Oncor Electric Delivery Co.	Ba1	7.00%	09/01/22	545	531,438
Pacific Gas & Electric Co.	A3	6.05%	03/01/34	1,610	1,552,415
PPL Electric Utilities Corp.	A3	6.25%	08/15/09	1,900	1,941,532
Public Service Co. of New Mexico	Baa3	7.95%	05/15/18	135	138,898
Public Service Electric & Gas Co., M.T.N.	A3	5.80%	05/01/37	515	495,249
Southern California Edison Co.	A2	4.65%	04/01/15	610	591,477
Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)	Ba3	6.235%	10/10/14	995	920,098
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	785	784,983
Xcel Energy, Inc.	Baa1	5.613%	04/01/17	263	256,160
Xcel Energy, Inc.	Baa1	6.50%	07/01/36	445	445,969

					27,124,510

Energy – Integrated — 0.2%
Lukoil International Finance BV (Netherlands), 144A	Baa2	6.356%	06/07/17	530	498,863
Phillips Petroleum Co.	A1	8.75%	05/25/10	1,900	2,067,675
TNK-BP Finance SA (Luxembourg), 144A	Baa2	7.50%	07/18/16	1,365	1,291,563

					3,858,101

Energy – Other — 0.2%
Devon Energy Corp.	Baa1	7.875%	09/30/31	280	330,707
Halliburton Co.	A2	5.50%	10/15/10	200	207,194
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	195	184,633
Pioneer Natural Resources Co.	Ba1	6.875%	05/01/18	1,450	1,360,970
Valero Energy Corp.	Baa3	6.125%	06/15/17	820	791,943
Valero Energy Corp.	Baa3	6.625%	06/15/37	250	229,212
Weatherford International, Inc.	Baa1	6.35%	06/15/17	895	906,528
Weatherford International, Inc. (Bermuda)	Baa1	6.50%	08/01/36	25	24,462
Woodside Finance Ltd. (Australia), 144A	Baa1	5.00%	11/15/13	1,660	1,594,720
XTO Energy, Inc.	Baa2	6.25%	08/01/17	565	570,807

					6,201,176

Foods — 0.8%
Aramark Corp. Bank Loan(j)	Ba3	4.731%	01/26/14	105	99,325
Aramark Corp. Bank Loan(j)	Ba3	4.776%	01/26/14	1,658	1,563,439
Bunge Ltd. Finance Corp.	Baa2	5.35%	04/15/14	1,000	934,409
Cadbury Schweppes American Finance, Inc., 144A	Baa2	3.875%	10/01/08	1,050	1,048,925
Cargill, Inc., 144A	A2	6.00%	11/27/17	650	646,272
ConAgra Foods, Inc.	Baa2	7.875%	09/15/10	585	618,394
Delhaize Group (Belgium)(b)	Baa3	6.50%	06/15/17	460	464,011
Dr. Pepper Snapple Group, Inc., 144A	Baa3	6.82%	05/01/18	530	532,187
General Mills, Inc.(b)	Baa1	6.00%	02/15/12	2,100	2,159,369
HJ Heinz Co., 144A	Baa2	6.428%	12/01/08	1,620	1,634,143
Kellogg Co.	A3	6.60%	04/01/11	1,285	1,351,946
Kraft Foods, Inc.	Baa2	5.625%	11/01/11	965	973,636
Kraft Foods, Inc.	Baa2	6.125%	02/01/18	940	913,756
Kroger Co. (The)	Baa2	6.75%	04/15/12	215	226,414
Kroger Co. (The)	Baa2	6.80%	04/01/11	575	599,599
McDonald’s Corp.	A3	5.80%	10/15/17	690	704,323
McDonald’s Corp., Sr. Unsec’d. Notes(b)	A3	4.30%	03/01/13	500	494,845
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.30%	03/01/38	1,140	1,129,295
PepisCo, Inc.	Aa2	5.00%	06/01/18	350	341,481
Tricon Global Restaurants, Inc.	Baa2	8.875%	04/15/11	235	254,011

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (continued)
Tyson Foods, Inc.	Ba1	6.85%	04/01/16	$785	$713,363
Whitman Corp.	Baa1	6.375%	05/01/09	1,645	1,684,651

					19,087,794

Foreign Government Bonds — 0.3%
DP World Ltd., 144A	A1	6.85%	07/02/37	1,610	1,381,496
Gaz Capital for Gazprom (Luxembourg), 144A	A3	7.288%	08/16/37	1,200	1,102,800
Pemex Project Funding Master Trust	Baa1	8.625%	12/01/23	350	434,000
Petrobras International Finance Co. (PIFCO) (Cayman Islands)	Baa1	8.375%	12/10/18	1,140	1,299,600
Petrobras International Finance Co., (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	200	192,389
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), 144A	A3	6.299%	05/15/17	2,100	1,937,565

					6,347,850

Gaming
Harrah’s Operating Co., Inc.(b)	Caa2	5.50%	07/01/10	970	866,938

Healthcare & Pharmaceutical — 0.8%
Abbott Laboratories	A1	5.875%	05/15/16	1,100	1,131,744
AmerisourceBergen Corp., Series WI	Ba1	5.625%	09/15/12	915	909,488
AstraZeneca PLC (United Kingdom)	A1	6.45%	09/15/37	480	488,663
Bristol-Myers Squibb Co.	A2	5.875%	11/15/36	265	247,205
Community Health Systems, Bank Loans(j)	Ba3	4.859%	07/25/14	1,588	1,494,689
Community Health Systems, Bank Loans(j)	Ba3	4.96%	07/25/14	81	76,443
Covidien International Finance SA (Luxembourg)	Baa1	6.00%	10/15/17	1,100	1,113,302
DaVita, Inc., Bank Loan(j)	Ba1	4.084%	10/05/12	1,200	1,151,250
Genentech, Inc.	A1	4.75%	07/15/15	270	267,673
GlaxoSmithKline Capital, Inc.	A1	5.65%	05/15/18	780	777,022
GlaxoSmithKline Capital, Inc.	A1	6.375%	05/15/38	840	833,811
HCA, Inc.	B2	9.25%	11/15/16	1,925	1,982,750
HCA, Inc., Bank Loan(j)	Ba3	5.0506%	11/17/13	1,970	1,847,450
Health Management Association, Inc., Term B, Bank Loan(j)	Ba3	4.5506%	02/28/14	1,141	1,059,029
Laboratory Corp. of America Holdings	Baa3	5.625%	12/15/15	560	528,948
Merck & Co., Inc.	Aa3	5.75%	11/15/36	65	62,112
Merck & Co., Inc.	Aa3	5.95%	12/01/28	205	200,931
Schering-Plough Corp.	Baa1	5.55%	12/01/13	695	699,604
Schering-Plough Corp.	Baa1	6.00%	09/15/17	842	831,509
Schering-Plough Corp.	Baa1	6.55%	09/15/37	330	322,285
Teva Pharmaceutical Finance LLC (Israel)	Baa2	6.15%	02/01/36	115	110,102
Wyeth	A3	5.50%	03/15/13	915	933,879
Wyeth	A3	5.50%	02/01/14	210	211,698
Wyeth	A3	5.95%	04/01/37	1,645	1,587,815
Wyeth	A3	6.45%	02/01/24	60	61,748

					18,931,150

Healthcare Insurance — 0.3%
Aetna, Inc.	A3	5.75%	06/15/11	430	444,757
Aetna, Inc.	A3	6.625%	06/15/36	480	460,925
Cigna Corp.	Baa2	6.15%	11/15/36	640	563,758
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	2,200	2,025,893
UnitedHealth Group, Inc.	Baa1	5.25%	03/15/11	1,470	1,463,192
UnitedHealth Group, Inc.	Baa1	6.00%	06/15/17	115	111,974
UnitedHealth Group, Inc.	Baa1	6.50%	06/15/37	400	364,760
UnitedHealth Group, Inc.	Baa1	6.625%	11/15/37	410	377,582
UnitedHealth Group, Inc.(b)	Baa1	6.875%	02/15/38	430	406,915
WellPoint, Inc.	Baa1	5.00%	12/15/14	1,085	1,018,108
WellPoint, Inc.	Baa1	5.25%	01/15/16	335	314,866

					7,552,730

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Insurance — 0.4%
American International Group, Inc.(c)	Aa3	4.25%	05/15/13	$1,355	$1,244,230
American International Group, Inc.	Aa3	5.05%	10/01/15	125	113,260
American International Group, Inc., M.T.N.	Aa3	5.85%	01/16/18	1,620	1,517,701
American International Group, Inc.	A1	6.25%	03/15/37	260	203,519
American International Group, Inc., 144A(b)(g)	A1	8.175%	05/15/58	860	809,354
AXA SA (France)(c)	A3	8.60%	12/15/30	230	247,724
Berkshire Hathaway, Inc.	Aaa	4.75%	05/15/12	425	430,825
Liberty Mutual Group, 144A	Baa2	7.00%	03/15/34	910	791,823
Lincoln National Corp.	A3	6.30%	10/09/37	476	447,026
Marsh & McLennan Cos., Inc.	Baa2	5.15%	09/15/10	335	332,754
MetLife, Inc.	A2	5.70%	06/15/35	1,185	1,044,875
MetLife, Inc.	A2	6.125%	12/01/11	435	452,934
MetLife, Inc.	A2	6.375%	06/15/34	85	81,531
St. Paul Travelers Cos., Inc.	A2	6.75%	06/20/36	740	745,607
W.R. Berkley Corp.	Baa2	5.60%	05/15/15	705	676,381
W.R. Berkley Corp.	Baa2	6.15%	08/15/19	575	546,123
XL Capital Ltd. (Cayman Islands)	Baa1	5.25%	09/15/14	110	99,781

					9,785,448

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25%	02/15/13	1,585	1,530,424
Starwood Hotels & Resorts Worldwide, Inc.(b)	Baa3	6.75%	05/15/18	2,700	2,546,275

					4,076,699

Media & Entertainment — 0.3%
Chancellor Media Corp.	Baa3	8.00%	11/01/08	745	756,071
Idearc, Inc. Bank Loan(j)	ba2	4.787%	11/17/14	1,478	1,177,896
News America Holdings, Inc.	Baa1	7.625%	11/30/28	1,360	1,445,509
Time Warner, Inc.	Baa2	6.75%	04/15/11	725	741,153
Time Warner, Inc.	Baa2	7.25%	10/15/17	745	758,563
Time Warner, Inc.	Baa2	9.15%	02/01/23	625	717,055
Viacom, Inc.	Baa3	6.875%	04/30/36	865	812,310

					6,408,557

Metals — 0.1%
Alcan, Inc. (Canada)	A3	4.50%	05/15/13	255	244,330
Alcan, Inc. (Canada)	A3	5.00%	06/01/15	755	723,233
Alcoa, Inc.	Baa1	5.90%	02/01/27	70	62,126
Rio Tinto Finance USA Ltd.	A3	5.875%	07/15/13	500	502,772
Southern Copper Corp.	Baa2	7.50%	07/27/35	120	117,503
United States Steel Corp.	Baa3	5.65%	06/01/13	540	525,778

					2,175,742

Multiline Retail — 0.2%
Nordstrom, Inc.	Baa1	6.25%	01/15/18	4,500	4,380,363

Non Captive Finance — 0.5%
Capital One Bank(g)	A3	6.50%	06/13/13	10	9,792
Capital One Financial Corp., M.T.N.	A3	5.70%	09/15/11	570	542,153
CIT Group, Inc.	Baa1	4.25%	02/01/10	195	165,004
Countrywide Financial Corp., M.T.N.	Baa3	5.80%	06/07/12	1,160	1,097,135
General Electric Capital Corp., M.T.N.	Aaa	5.55%	05/04/20	1,875	1,798,549
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	Aaa	5.875%	01/14/38	970	879,080
GMAC LLC(b)(g)	B3	3.9256%	05/15/09	640	601,772
Household Finance Corp.	Aa3	4.75%	05/15/09	370	370,372
HSBC Finance Corp.	Aa3	5.70%	06/01/11	585	589,689
International Lease Finance Corp.	A1	3.50%	04/01/09	750	730,733
International Lease Finance Corp.	A1	6.375%	03/25/13	1,750	1,597,342
Residential Capital LLC, 144A(b)	Caa3	9.625%	05/15/15	792	384,120
SLM Corp.	Baa2	8.45%	06/15/18	4,725	4,532,863

					13,298,604

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Paper — 0.1%
Domtar Corp., Bank Loan(j)	Ba1	3.857%	03/05/14	$958	$922,983
Plum Creek Timberlands LP	Baa3	5.875%	11/15/15	515	469,480

					1,392,463

Pipelines & Other — 0.4%
Atmos Energy Corp.	Baa3	4.00%	10/15/09	1,815	1,795,476
Duke Energy Field Services Corp.	Baa2	7.875%	08/16/10	1,830	1,920,515
Enterprise GP Holdings LP, Bank Loan(j)	Ba2	4.853%	11/08/14	1,000	984,375
Enterprise Products Operating LP	Baa3	4.625%	10/15/09	710	707,459
Enterprise Products Operating LP	Baa3	6.875%	03/01/33	140	137,457
ONEOK, Partners LP	Baa2	6.65%	10/01/36	405	386,017
Sempra Energy	Baa1	6.00%	02/01/13	80	82,128
Spectra Energy Capital LLC(b)	Baa1	6.20%	04/15/18	3,310	3,220,446
Spectra Energy Capital LLC	Baa1	6.25%	02/15/13	205	208,627

					9,442,500

Railroads — 0.2%
Burlington Northern Santa Fe Corp.	Baa1	6.70%	08/01/28	735	738,177
CSX Corp.	Baa3	6.15%	05/01/37	690	578,472
CSX Corp.	Baa3	6.25%	03/15/18	375	360,992
Norfolk Southern Corp.	Baa1	5.59%	05/17/25	630	569,494
Norfolk Southern Corp.	Baa1	7.80%	05/15/27	24	26,939
Union Pacific Corp.	Baa2	3.625%	06/01/10	1,395	1,369,421
Union Pacific Corp.	Baa2	6.65%	01/15/11	760	793,243

					4,436,738

Real Estate Investments Trusts — 0.3%
Brandywine Operating Partnership LP	Baa3	5.75%	04/01/12	1,405	1,321,381
Mack-Cali Realty Corp.	Baa2	7.25%	03/15/09	1,595	1,612,693
Post Apartment Homes LP	Baa3	5.45%	06/01/12	545	510,287
Post Apartment Homes LP	Baa3	6.30%	06/01/13	650	621,666
Simon Property Group LP	A3	5.75%	05/01/12	1,625	1,624,961
Simon Property Group LP	A3	6.125%	05/30/18	2,700	2,626,550

					8,317,538

Retailers — 0.2%
CVS Caremark Corp.	Baa2	5.75%	08/15/11	1,240	1,270,515
CVS Caremark Corp.	Baa2	5.75%	06/01/17	1,580	1,554,011
Federated Retail Holdings, Inc.	Baa3	5.35%	03/15/12	815	757,305
Federated Retail Holdings, Inc.	Baa3	5.90%	12/01/16	100	86,869
Home Depot, Inc.	Baa1	5.875%	12/16/36	315	257,332
May Department Stores Co.	Baa3	6.65%	07/15/24	60	48,584
Target Corp.(b)	A2	7.00%	01/15/38	1,475	1,512,309
Wal-Mart Stores, Inc.	Aa2	5.25%	09/01/35	235	204,171

					5,691,096

Sovereign — 0.1%
United Mexican States (Mexico)	Baa1	7.50%	01/14/12	1,630	1,771,810

Structured Notes — 0.1%
CDX North America High Yield, Series 10-T, 144A	B3	8.875%	06/29/13	2,200	2,032,250

Technology — 0.5%
Computer Sciences Corp., Sr. Unsec’d. Notes, 144A(b)	Baa1	6.50%	03/15/18	1,700	1,708,233
Dell, Inc., 144A	A2	4.70%	04/15/13	1,565	1,523,094
Electronic Data Systems Corp.	Baa3	7.45%	10/15/29	120	131,849
First Data Corp., Bank Loans(j)	Ba3	5.261%	09/24/14	1,092	1,000,725
First Data Corp., Bank Loans(j)	Ba3	5.552%	09/24/14	1,489	1,366,549
Fiserv, Inc.	Baa2	6.125%	11/20/12	960	964,851
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	4.9475%	10/01/14	771	701,895
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	4.9631%	10/01/14	222	201,694

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Technology (continued)
Intuit, Inc.	Baa2	5.40%	03/15/12	$575	$569,719
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10	1,800	1,757,250
Metavante Corp., Bank Loan(j)	Ba2	4.623%	11/01/14	998	955,106
Motorola, Inc.	Baa2	8.00%	11/01/11	128	130,713
Oracle Corp.	A2	6.50%	04/15/38	620	621,536

					11,633,214

Telecommunications — 1.2%
America Movil SA de CV (Mexico)	A3	6.375%	03/01/35	630	598,433
AT&T Corp.(b)	A2	5.60%	05/15/18	980	956,167
AT&T Corp.(c)	A2	8.00%	11/15/31	1,400	1,607,204
AT&T Wireless Services, Inc.	A2	8.125%	05/01/12	800	876,238
AT&T Wireless Services, Inc.	A2	8.75%	03/01/31	1,235	1,465,425
BellSouth Corp.	A2	4.20%	09/15/09	1,365	1,367,782
British Telecommunications PLC (United Kingdom)	Baa1	9.125%	12/15/30	1,415	1,700,950
Cingular Wireless LLC	A2	7.125%	12/15/31	535	543,674
Deutsche Telekom International Finance BV (Netherlands)(c)	Baa1	8.75%	06/15/30	345	395,845
Embarq Corp.	Baa3	7.082%	06/01/16	350	332,414
Embarq Corp.	Baa3	7.995%	06/01/36	1,645	1,556,140
France Telecom SA (France)	A3	8.50%	03/01/31	360	435,758
PCCW HKT Capital Ltd., 144A	Baa2	8.00%	11/15/11	2,275	2,427,559
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	2,000	1,995,000
Qwest Corp.	Ba1	8.875%	03/15/12	2,000	2,040,000
Royal KPN NV (Netherlands)	Baa2	8.00%	10/01/10	645	682,435
SBC Communications, Inc.	A2	4.125%	09/15/09	1,335	1,336,561
SBC Communications, Inc.	A2	5.30%	11/15/10	1,180	1,206,754
Telecom Italia Capital SA(b)	Baa2	6.999%	06/04/18	1,000	1,008,518
Telecom Italia Finance (Luxembourg)	Baa2	5.25%	11/15/13	170	160,590
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	210	215,513
TELUS Corp. (Cananda)	Baa1	8.00%	06/01/11	1,500	1,610,499
US Cellular Corp.	Baa3	6.70%	12/15/33	600	537,526
Verizon Communications, Inc.(b)	A3	6.10%	04/15/18	3,500	3,474,716
Verizon Communications, Inc.	A3	6.25%	04/01/37	105	96,710
Vodafone Group PLC (United Kingdom)	Baa1	7.75%	02/15/10	950	992,719

					29,621,130

Tobacco — 0.1%
Philip Morris International, Inc.	A2	4.875%	05/16/13	830	815,331
Reynolds American, Inc.	Baa3	6.75%	06/15/17	910	905,259
Reynolds American, Inc.	Baa3	7.25%	06/15/37	410	403,495

					2,124,085

Mortgage Backed Securities — 15.4%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	6,939	6,762,623
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	12,542	12,362,673
Federal Home Loan Mortgage Corp.(g)		5.214%	12/01/35	3,168	3,203,314
Federal Home Loan Mortgage Corp.(g)		5.532%	06/01/36	3,267	3,325,417
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-07/01/34	10,118	10,012,298
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	29,500	29,057,500
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	3,119	3,176,978
Federal Home Loan Mortgage Corp.		6.00%	TBA 30 YR	21,000	21,144,375
Federal Home Loan Mortgage Corp.		6.50%	12/01/14-09/01/16	490	509,508
Federal Home Loan Mortgage Corp.		7.00%	05/01/31-09/01/33	5,097	5,383,537
Federal National Mortgage Association		4.00%	06/01/19	2,427	2,299,686
Federal National Mortgage Association(g)		4.143%	07/01/33	1,020	1,020,543
Federal National Mortgage Association(g)		4.352%	11/01/35	3,726	3,725,963
Federal National Mortgage Association		4.50%	11/01/18-01/01/35	15,933	15,321,918
Federal National Mortgage Association		5.00%	10/01/18-05/01/36	15,138	14,678,036

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (continued)
Federal National Mortgage Association	5.00%	TBA 15 YR	$12,500	$12,332,025
Federal National Mortgage Association	5.00%	TBA 30 YR	50,000	47,921,900
Federal National Mortgage Association	5.50%	03/01/16-04/01/37	56,270	55,823,494
Federal National Mortgage Association	5.50%	TBA 30 YR	37,100	36,566,688
Federal National Mortgage Association(g)	5.906%	06/01/37	6,680	6,807,008
Federal National Mortgage Association(g)	5.970%	07/01/37	4,969	5,059,837
Federal National Mortgage Association	6.00%	04/01/13-03/01/35	25,798	26,213,442
Federal National Mortgage Association	6.00%	TBA 30 YR	5,500	5,532,659
Federal National Mortgage Association	6.50%	07/01/17-01/01/37	11,560	11,948,092
Federal National Mortgage Association	7.00%	08/01/11-07/01/32	1,095	1,161,218
Federal National Mortgage Association	7.50%	05/01/12-05/01/32	828	878,686
Government National Mortgage Association	5.50%	08/15/33-04/15/36	14,697	14,669,222
Government National Mortgage Association	6.00%	11/15/23-07/15/37	5,744	5,843,318
Government National Mortgage Association	6.00%	TBA 30 YR	6,500	6,577,188
Government National Mortgage Association	6.50%	10/15/23-09/15/36	6,393	6,636,310
Government National Mortgage Association	7.00%	09/15/31	152	161,650
Government National Mortgage Association	8.00%	01/15/24-04/15/25	173	189,472

				376,306,578

U.S. Government Agency Obligations — 2.3%
Federal Farm Credit Bank	4.75%	05/07/10	280	288,017
Federal Farm Credit Bank	4.875%	01/17/17	845	857,487
Federal Home Loan Bank	3.50%	07/16/10	980	984,533
Federal Home Loan Bank	4.375%	10/03/08	7,925	7,956,684
Federal Home Loan Bank	4.75%	04/24/09	3,655	3,710,461
Federal Home Loan Bank	5.00%	10/16/09	10,270	10,332,267
Federal Home Loan Bank	5.625%	06/11/21	2,320	2,417,120
Federal Home Loan Mortgage Corp.	3.875%	06/29/11	665	670,162
Federal Home Loan Mortgage Corp.	4.875%	06/13/18	405	409,044
Federal Home Loan Mortgage Corp.	5.25%	07/18/11	3,100	3,244,900
Federal National Mortgage Association	3.00%	07/12/10	1,690	1,682,363
Federal National Mortgage Association	3.375%	05/19/11	340	338,323
Federal National Mortgage Association	3.875%	07/12/13	20,545	20,268,546
Federal National Mortgage Association	5.00%	03/15/16	444	453,200
Federal National Mortgage Association	6.125%	03/15/12	1,220	1,311,467
Tennessee Valley Authority, Notes	4.50%	04/01/18	1,390	1,357,966
Tennessee Valley Authority, Series B	5.88%	04/01/36	85	91,557

				56,374,097

U.S. Treasury Securities — 2.6%
United States Treasury Bonds(b)	5.00%	05/15/37	1,235	1,327,240
United States Treasury Bonds	6.00%	02/15/26	740	866,667
United States Treasury Bonds	6.25%	08/15/23	2,500	2,974,415
United States Treasury Bonds	7.875%	02/15/21	1,900	2,533,234
United States Treasury Bonds(c)	8.125%	05/15/21-08/15/21	2,395	3,264,253
United States Treasury Bonds	8.875%	08/15/17	3,350	4,561,758
United States Treasury Inflation Index	0.88%	04/15/10	1,332	1,355,133
United States Treasury Inflation Index(b)	1.625%	01/15/15-01/15/18	1,260	1,295,031
United States Treasury Inflation Index(b)	1.875%	07/15/13-07/15/15	1,760	1,853,621
United States Treasury Inflation Index(b)	2.00%	04/15/12-01/15/26	4,039	4,226,950
United States Treasury Inflation Index	2.375%	04/15/11-01/15/27	4,372	4,616,943
United States Treasury Inflation Index(b)	2.50%	07/15/16	766	836,684
United States Treasury Inflation Index	2.625%	07/15/17	337	372,003
United States Treasury Inflation Index(b)	3.00%	07/15/12	1,033	1,134,758
United States Treasury Inflation Index	3.375%	01/15/12-04/15/32	477	553,666
United States Treasury Inflation Index	3.50%	01/15/11	543	591,087
United States Treasury Inflation Index	3.625%	04/15/28	710	886,555
United States Treasury Inflation Index	3.875%	04/15/29	836	1,086,551

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Treasury Securities (continued)
United States Treasury Inflation Index	4.25%	01/15/10	$555	$595,577
United States Treasury Notes	3.375%	06/30/13	480	480,863
United States Treasury Notes(b)	3.875%	05/15/18	1,625	1,611,417
United States Treasury Notes	4.00%	09/30/09	405	413,195
United States Treasury Notes(b)	4.875%	08/15/16	2,070	2,219,266
United States Treasury Notes	7.50%	11/15/16	3,110	3,884,828
United States Treasury Strips(b)(f)	4.997%	05/15/20	17,395	10,102,319
United States Treasury Strips(f)	5.067%	02/15/19	2,345	1,464,715
United States Treasury Strips(f)	4.166%	02/15/20	10,100	5,946,677
United States Treasury Strips(f)	5.144%	11/15/21	6,400	3,438,637

				64,494,043

TOTAL LONG-TERM BONDS (cost $964,831,880)				947,774,735

TOTAL LONG-TERM INVESTMENTS (cost $1,929,098,438)				2,175,966,219

SHORT-TERM INVESTMENTS — 27.1%
U.S. Treasury Security — 0.3%
United State Treasury Bill(k) (cost $6,771,350)	1.92%	09/18/08	6,800	6,773,242

	Shares
Affiliated Mutual Funds — 26.8%
Dryden Core Investment Fund — Dryden Short Term Bond Series (cost $151,610,363) (Note 4)(i)	15,224,365	135,801,339
Dryden Core Investment Fund — Taxable Money Market Series (cost $519,612,544; includes $256,056,600 of cash collateral received for securities on loan) (Note 4)(h)(i)	519,612,544	519,612,544

TOTAL AFFILIATED MUTUAL FUNDS (cost $671,222,907)		655,413,883

TOTAL SHORT-TERM INVESTMENTS (cost $677,994,257)		662,187,125

TOTAL INVESTMENTS(l) — 116.3% (cost $2,607,092,695)		2,838,153,344
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (16.3)%		(397,396,996)

TOTAL NET ASSETS — 100.0%		$2,440,756,348

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced

†	The ratings reflected are as of June 30, 2008. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $241,813,032; cash collateral of $256,056,600 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(g)	Indicates a variable rate security.

(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and Dryden Core Investment Fund—Short-Term Bond Series.

(j)	Indicates a security that has been deemed illiquid.

(k)	Rate quoted represents yield-to-maturity as of purchase date.

(l)	As of June 30, 2008, 150 securities representing $63,251,828 and 2.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $63,251,828 were valued using Other Significant Observable Inputs (Level 2, as defined below).

(m)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Long Positions:
265	S&P 500 Index	Sep. 2008	$89,566,619	$84,872,875	$(4,693,744)
273	U.S. Treasury 2 Yr. Notes	Sep. 2008	57,388,583	57,658,453	269,870
583	U.S. Treasury 5 Yr. Notes	Sep. 2008	64,133,080	64,453,383	320,303
154	U.S. Treasury 10 Yr. Notes	Sep. 2008	17,411,131	17,543,969	132,838
158	U.S. Treasury 30 Yr. Bond	Sep. 2008	17,937,244	18,263,813	326,569

					$(3,644,164)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	06/11/2013	$2,960	4.367%	3 month LIBOR	$19,239
Morgan Stanley Capital Services, Inc.(b)	02/15/2025	1,695	5.083%	3 month LIBOR	(36,088)
Goldman Sachs International(a)	06/16/2013	4,610	4.467%	3 month LIBOR	48,742
Morgan Stanley Capital Services, Inc.(a)	06/13/2010	7,060	3.773%	3 month LIBOR	37,729
Morgan Stanley Capital Services, Inc.(a)	07/1/2010	3,970	3.550%	3 month LIBOR	2,586
Morgan Stanley Capital Services, Inc.(a)	07/1/2018	1,360	4.691%	3 month LIBOR	3,854
Goldman Sachs International(b)	05/15/2015	5,690	4.547%	3 month LIBOR	(13,421)
Merrill Lynch Capital Services, Inc.(a)	02/15/2025	1,695	5.082%	3 month LIBOR	35,993

					$98,634

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	$3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$62,424
JPMorgan Chase Bank(a)	09/20/2012	1,209	1.52%	Residential Capital LLC, 6.50%, 04/17/13	660,080
Citibank NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	28,687
Barclays Bank PLC(a)	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	62,021
Deutsche Bank AG(a)	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	78,647
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	69,089
Merrill Lynch Capital Services(a)	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	55,222
Credit Suisse International(a)	09/20/2017	2,750	0.99%	Gannett Co., Inc., 6.375%, 04/01/12	274,622
Morgan Stanley Capital Services, Inc.(a)	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(16,872)

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	03/20/2018	$1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	$(53,122)
Morgan Stanley Capital Services, Inc.(a)	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	(8,978)
Citibank NA(a)	03/25/2035	970	3.00%	Centex Home Equity, 6.215%, 03/25/35	157,611
Citibank NA(a)	01/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I, 6.765%, 01/25/35	135,721
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	840,912
Merrill Lynch Capital Services, Inc.(b)	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	(871,968)
Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 3/25/36	895,577
Merrill Lynch Capital Services, Inc.(a)	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 8/27/12	54,664
Goldman Sachs International(a)	09/20/2013	1,200	1.02%	Annheuser-Busch Cos., Inc. 5.525%, 10/1/10	(136)
Deutsche Bank AG(a)	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 3/15/26	68,137
Morgan Stanley Capital Services, Inc.(a)	06/20/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/1/18	58,374
Merrill Lynch Capital Services, Inc.(a)	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18	204,846
Credit Suisse International(a)	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 9/15/15	(24,204)
Deutsche Bank AG(a)	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 2/15/13	(29,807)

					$2,701,547

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,820,074,441	$(3,644,164)
Level 2—Other Significant Observable Inputs	1,018,078,903	982,248
Level 3—Significant Unobservable Inputs	—	1,817,933

Total	$2,838,153,344	$(843,983)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$1,609,091
Realized gain (loss)		*
Change in unrealized appreciation (depreciation)	238,156
Net purchases (sales)	—
Transfers in and/or out of Level 3	(29,314)

Balance as of 6/30/08	$1,817,933

*	The realized gain earned during the period for other financial instruments was $485,604.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Mutual Funds (including 10.5% of collateral received for securities on loan)	26.8%
Mortgage Backed Securities	15.4
Oil, Gas & Consumable Fuels	6.2
Commercial Mortgage Backed Securities	4.8
Pharmaceuticals	3.1
U.S. Treasury Securities	2.9
U.S. Government Agency Obligations	2.3
Computers & Peripherals	2.2
Insurance	2.2
Energy Equipment & Services	1.7
Software	1.7
Diversified Financial Services	1.6
Aerospace & Defense	1.5
Chemicals	1.5
Commercial Banks	1.5
Diversified Telecommunication Services	1.5
Industrial Conglomerates	1.5
Capital Markets	1.4
Food & Staples Retailing	1.4
Media	1.4
Beverages	1.2
Communications Equipment	1.2
Electric Utilities	1.2
Semiconductors & Semiconductor Equipment	1.2
Telecommunications	1.2
Asset Backed Securities	1.1
Banking	1.1
Electric	1.1
Household Products	1.1
Healthcare Equipment & Supplies	1.0
Machinery	1.0
Healthcare Providers & Services	0.9
Metals & Mining	0.9
Real Estate Investment Trust	0.9
Tobacco	0.9
Food Products	0.8
Foods	0.8
Healthcare & Pharmaceutical	0.8
Internet Software & Services	0.8
Biotechnology	0.7
Specialty Retail	0.7
Brokerage	0.6
Collateralized Mortgage Obligations	0.6
Hotels, Restaurants & Leisure	0.6
Multi-Utilities	0.6
Multiline Retail	0.5
Non Captive Finance	0.5
Road & Rail	0.5
Technology	0.5
Air Freight & Logistics	0.4
IT Services	0.4
Pipelines & Other	0.4
Cable	0.3
Capital Goods	0.3
Commercial Services & Supplies	0.3
Consumer Finance	0.3
Electrical Equipment	0.3
Foreign Government Bonds	0.3

Healthcare Insurance	0.3%
Media & Entertainment	0.3
Wireless Telecommunication Services	0.3
Airlines	0.2
Automobiles	0.2
Construction & Engineering	0.2
Consumer	0.2
Electronic Equipment & Instruments	0.2
Energy – Integrated	0.2
Energy – Other	0.2
Household Durables	0.2
Independent Power Producers & Energy Traders	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Railroads	0.2
Retailers	0.2
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.2
Auto Components	0.1
Automotive	0.1
Building Materials & Construction	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Leisure Equipment & Products	0.1
Metals	0.1
Office Electronics	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Sovereign	0.1
Structured Notes	0.1
Trading Companies & Distributors	0.1

116.3
Liabilities in excess of other assets	(16.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $241,813,032:
Unaffiliated investments (cost $1,935,869,788)	$2,182,739,461
Affiliated investments (cost $671,222,907)	655,413,883
Cash	159,746
Foreign currency, at value (cost $242,969)	243,360
Receivable for investments sold	138,370,000
Dividends and interest receivable	9,299,973
Unrealized appreciation on swaps	3,854,777
Premium for swaps purchased	571,108
Foreign tax reclaim receivable	490,438
Receivable for Series shares sold	169,470
Due from broker-variation margin	165,294
Prepaid expenses	4,526

Total Assets	2,991,482,036

LIABILITIES
Payable for investments purchased	291,687,908
Collateral for securities on loan	256,056,600
Management fee payable	1,127,180
Unrealized depreciation on swaps	1,054,596
Payable for Series shares repurchased	512,908
Accrued expenses and other liabilities	285,840
Transfer agent fee payable	656

Total Liabilities	550,725,688

NET ASSETS	$2,440,756,348

Net assets were comprised of:
Paid-in capital	$2,219,600,071
Retained earnings	221,156,277

Net assets, June 30, 2008	$2,440,756,348

Net asset value and redemption price per share, $2,440,756,348 / 161,968,206 outstanding shares of beneficial interest	$15.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest	$22,608,033
Unaffiliated dividend income (net of foreign withholding taxes of $320,975)	15,738,411
Affiliated dividend income	7,415,978
Affiliated income from securities loaned, net	898,876

46,661,298

EXPENSES
Management fee	7,034,122
Custodian’s fees and expenses	236,000
Shareholders’ reports	154,000
Interest expense (Note 8)	33,284
Insurance expenses	26,000
Trustees’ fees	23,000
Audit fee	13,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	17,185

Total expenses	7,550,591

NET INVESTMENT INCOME	39,110,707

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(646,309))	(2,275,529)
Short sale transactions	(229,433)
Futures transactions	(8,863,467)
Swap agreement transactions	1,811,737
Foreign currency transactions	(73,451)

(9,630,143)

Net change in unrealized appreciation (depreciation) on:
Investments	(204,672,942)
Futures	(3,074,292)
Swaps	504,698
Foreign currencies	30,358

(207,212,178)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(216,842,321)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(177,731,614)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$39,110,707	$81,811,715
Net realized gain (loss) on investment, swap agreement and foreign currency transactions	(9,630,143)	91,118,299
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(207,212,178)	(8,785,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(177,731,614)	164,144,821

DISTRIBUTIONS	(81,811,715)	(80,805,076)

SERIES SHARE TRANSACTIONS:
Series shares sold [367,554 and 894,544 shares, respectively]	5,831,208	14,946,386
Series shares issued in reinvestment of distributions [5,295,257 and 4,870,710 shares, respectively]	81,811,715	80,805,076
Series shares repurchased [6,804,440 and 13,534,553 shares, respectively]	(109,195,326)	(227,819,116)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(21,552,403)	(132,067,654)

TOTAL DECREASE IN NET ASSETS	(281,095,732)	(48,727,909)
NET ASSETS:
Beginning of period	2,721,852,080	2,770,579,989

End of period	$2,440,756,348	$2,721,852,080

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.3% LONG-TERM BONDS — 93.4%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines — 1.3%
American Airlines, Inc., Pass-Thru Certificates., Series 2001-1	Ba1	6.817%	05/23/11	$2,750	$2,392,500
Continental Airlines, Inc., Pass-Thru Certificates., Ser. 2000-1, Class A-1	Ba1	7.373%	12/15/15	1,134	941,141
Continental Airlines, Inc., Pass-Thru Certificates., Series A	Baa1	5.983%	04/19/22	1,850	1,530,875
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487%	10/02/10	7,954	7,695,495
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703%	06/15/21	3	2,763
Delta Air Lines, Inc., Pass-Thru Certificates	Baa1	6.821%	08/10/22	1,805	1,470,762
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Baa2	6.636%	07/02/22	1,265	1,028,549

					15,062,085

Asset-Backed Securities — 3.7%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)	Baa1	2.971%	02/15/12	98	96,337
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	5.407%	10/25/31	725	579,756
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)(h)	Baa3	7.455%	10/25/33	1,600	247,000
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	BB(f)	3.833%	10/25/32	134	79,413
Argent Securities, Inc. Series 2003-W2, Class M4(g)	Baa1	7.788%	09/25/33	2,400	2,076,470
Asset Backed Funding Certificates, Series 2004-OPT1, Class M1(g)	Aa2	3.183%	08/25/33	2,592	2,321,751
Asset Backed Securities Corp. Home Equity, Series 2003-HE3, Class M1(g)	Aa1	3.716%	06/15/33	2,489	2,113,706
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	2.871%	01/15/16	5,750	4,836,997
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Ba3	5.857%	03/25/33	359	138,007
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15	6,500	5,661,057
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	3.562%	11/25/34	1,240	1,023,468
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	Baa3	4.207%	05/25/32	1,680	895,641
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	3.143%	03/25/35	2,670	2,263,148
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	Baa3	4.732%	08/25/32	184	100,009
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	1,846,124
FBR Securitization Trust, Series 2005-2, Class M1(g)	Aa1	2.962%	09/25/35	3,600	2,919,372
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	2.922%	05/25/36	2,575	1,961,543
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa1	5.68%	06/15/12	2,100	1,948,435
Fremont Home Loan Trust, Series 2003-B, Class M1(g)	Aa1	3.533%	12/25/33	459	388,581
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	2.783%	03/25/36	3,200	2,484,988
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	Ba2	5.633%	11/25/32	174	56,595
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	3.283%	05/25/33	2,187	1,853,175
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	2.993%	02/25/35	3,680	2,845,179
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)(h)	Aa3	3.283%	12/25/34	2,100	1,948,593
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	3.607%	12/25/32	1,283	1,157,829
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	2.882%	11/25/35	2,000	888,942
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)(h)	BBB(f)	4.482%	07/25/32	1,345	793,472

					43,525,588

Banking — 4.2%
Alfa MTN Markets Ltd. for ABH Financial Ltd., (Cypress), 144A	Ba1	8.20%	06/25/12	1,500	1,447,575
Banc of America Corp.(a)(g)	A1	8.00%	12/29/49	3,500	3,279,045
Banco ABN Amro Real S.A. (Cayman Islands)	NR	16.20%	02/22/10	4,000	2,545,069
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65%	05/01/18	2,135	1,993,208
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), 144A(g)	A2	5.506%	12/29/49	3,050	2,632,254
Citigroup, Inc., Jr. Sub. Notes(g)	A2	8.40%	04/30/49	5,150	4,895,642
Credit Suisse (Switzerland)(a)	Aa2	6.00%	02/15/18	610	587,380
Depfa ACS Bank (Ireland), 144A	Aaa	5.125%	03/16/37	3,065	2,911,229
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75%	09/23/09	1,400	1,403,220
HSBC Holdings PLC (United Kingdom)	Aa3	6.50%	09/15/37	2,255	2,055,622
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	Aa3	6.80%	06/01/38	1,970	1,855,192
HSBK Europe BV (Netherlands), 144A	Baa3	7.25%	05/03/17	2,230	1,940,100

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
ICICI Bank Ltd. (India), 144A(a)(g)	Baa2	7.25%	12/31/49	$2,380	$1,992,957
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75%	11/16/10	2,500	2,471,570
JPMorgan Chase & Co., Jr. Sub. Notes	A1	7.90%	04/29/49	2,180	2,044,055
KBC Bank Funding Trust III, 144A(g)	A1	9.86%	11/29/49	5,000	5,273,840
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378%	10/29/49	1,590	1,436,416
Northern Rock PLC (United Kingdom), 144A(g)(h)	B3	6.594%	06/29/49	920	529,000
Resona Bank Ltd., 144A(g)	A2	5.85%	09/29/49	2,900	2,494,548
Sumitomo Mitsui Banking Corp. (Japan), 144A(g)	Aa3	5.625%	07/29/49	6,380	5,725,634

					49,513,556

Brokerage — 1.6%
Bear Stearns Cos., Inc. (The)	Aa2	7.25%	02/01/18	1,575	1,643,615
Goldman Sachs Group, Inc.	Aa3	6.15%	04/01/18	3,105	3,012,344
Goldman Sachs Group, Inc.	A1	6.75%	10/01/37	2,710	2,478,962
Lehman Brothers Holdings, Inc.	A2	6.50%	07/19/17	1,210	1,119,394
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.875%	05/02/18	2,740	2,652,608
Merrill Lynch & Co., Inc.	A2	6.11%	01/29/37	275	218,407
Merrill Lynch & Co., Inc., MTN	A1	6.875%	04/25/18	2,860	2,721,936
Merrill Lynch & Co., Inc., MTN	A1	6.05%	08/15/12	1,500	1,468,074
Morgan Stanley, MTN	Aa3	5.45%	01/09/17	4,435	4,027,995

					19,343,335

Building Materials & Construction — 0.8%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	3,985,045
Centex Corp.	Ba2	6.50%	05/01/16	320	267,200
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,099,108

					9,351,353

Cable — 0.5%
AT&T Broadband	Baa2	9.455%	11/15/22	1,065	1,287,563
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	814,165
Time Warner Cable, Inc.	Baa2	5.40%	07/02/12	1,545	1,529,393
Time Warner Cable, Inc.	Baa2	5.85%	05/01/17	975	926,056
Time Warner Cable, Inc.	Baa2	7.30%	07/01/38	900	894,466

					5,451,643

Capital Goods — 0.6%
Rockwell International Co.	A2	5.20%	01/15/98	6,500	5,180,143
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,212,501

					7,392,644

Chemicals — 1.4%
Huntsman International LLC	Ba1	11.625%	10/15/10	2,100	2,168,250
ICI Wilmington, Inc.	Baa2	4.375%	12/01/08	2,040	2,042,989
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	554,086
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,573,725
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875%	12/01/36	3,180	2,965,232
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23	3,058	3,053,462

					16,357,744

Collateralized Mortgage Obligations — 0.5%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	2,075	1,896,094
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	455	404,764
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	3,016	2,830,622
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	1,511	1,454,932

					6,586,412

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities — 9.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3(a)(g)	AAA(f)	6.003%	02/10/51	$3,805	$3,634,247
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.123%	11/10/42	5,654	5,553,855
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(g)	AAA(f)	5.929%	05/10/45	9,400	9,178,785
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,475	2,368,213
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.286%	10/12/42	3,400	3,312,808
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,598,969
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.221%	12/10/49	3,000	2,993,715
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,330	2,188,160
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,353,573
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,870,177
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,610	3,530,692
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,780,022
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,165,392
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,490,643
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,911,525
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	1,520	1,394,895
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,305,475
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	3,994,917
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	6.08%	06/15/38	6,130	6,036,447
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.104%	06/12/46	2,325	2,290,572
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(f)	5.59%	09/12/49	2,400	2,347,790
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	1,707	1,718,806
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,457,697
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,089,040
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,671,141
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,442,865
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,518,764

					117,199,185

Consumer — 0.1%
Realogy Corp., PIK	Caa1	11.00%	04/15/14	2,000	1,180,000

Electric — 2.6%
CenterPoint Energy Houston Electric LLC, Series JD	Baa2	5.70%	03/15/13	2,950	2,963,455
Consumers Energy Co., Series D	Baa1	5.375%	04/15/13	1,000	999,454
EDP Finance BV (Netherlands), 144A	A2	6.00%	02/02/18	600	597,462
El Paso Electric Co.	Baa2	6.00%	05/15/35	2,325	1,960,786
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35%	08/01/13	625	691,418
Energy East Corp., Unsubordinated Notes	Baa2	6.75%	06/15/12	750	780,533
Energy East Corp., Notes	Baa2	6.75%	09/15/33	1,150	1,092,222
Enersis SA (Chile)(a)	Baa3	7.375%	01/15/14	3,700	3,930,017
Exelon Corp.	Baa1	4.90%	06/15/15	500	460,067
Exelon Generation Co. LLC	A3	6.20%	10/01/17	1,930	1,879,822
Georgia Power Co., Series B	A2	5.70%	06/01/17	1,285	1,312,097
Korea East-West Power Co. Ltd. (South Korea), 144A	A1	4.875%	04/21/11	1,700	1,689,137

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
NiSource Finance Corp.	Baa3	5.45%	09/15/20	$1,345	$1,173,569
Northern States Power Co., Series B	A2	8.00%	08/28/12	2,800	3,129,837
Orion Power Holdings, Inc.	Ba3	12.00%	05/01/10	1,920	2,073,600
Sierra Pacific Power Co., Series P(a)	Baa3	6.75%	07/01/37	2,325	2,272,123
Southern California Edison Co.	A3	7.625%	01/15/10	1,100	1,149,858
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,329,971
Xcel Energy, Inc.	Baa1	5.613%	04/01/17	1,947	1,896,362

					31,381,790

Emerging Markets — 0.2%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(g)	Baa3	4.376%	03/15/11	2,098	1,993,338

Energy – Other — 1.4%
EnCana Corp. (Canada)	Baa2	5.90%	12/01/17	2,500	2,512,745
GS Caltex Corp. (South Korea), 144A	Baa1	7.75%	07/25/11	3,250	3,389,224
Newfield Exploration Co.	Ba3	6.625%	04/15/16	320	293,600
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	1,890	1,789,522
Occidental Petroleum Corp., MTN	A3	4.25%	03/15/10	3,250	3,279,201
Pioneer Natural Resources Co.	Ba1	6.875%	05/01/18	1,750	1,642,550
Transocean, Inc. (Cayman Islands)	Baa2	6.80%	03/15/38	1,200	1,227,280
Western Oil Sand, Inc. (Canada)	Baa1	8.375%	05/01/12	1,900	2,067,041

					16,201,163

Foods — 1.5%
Cadbury Schweppes US Finance LLC, 144A	Baa2	3.875%	10/01/08	2,600	2,597,338
General Mills, Inc.	Baa1	5.20%	03/17/15	1,880	1,835,418
HJ Heinz Co., 144A	Baa2	6.428%	12/01/08	3,550	3,580,991
Kraft Foods, Inc.	Baa2	5.625%	11/01/11	860	867,696
Kraft Foods, Inc.	Baa2	6.125%	02/01/18	2,770	2,692,664
McDonald’s Corp.	A3	6.30%	10/15/37	1,400	1,392,419
Tyson Foods, Inc.	Ba2	8.25%	10/01/11	2,550	2,564,800
Tyson Foods, Inc.	Ba1	6.85%	04/01/16	1,000	908,743
Yum! Brands, Inc.	Baa2	8.875%	04/15/11	1,705	1,842,933

					18,283,002

Foreign Government Bonds — 0.3%
Pemex Project Funding Master Trust, Gtd. Notes, 144A(g)	Baa1	4.513%	10/15/09	3,190	3,202,760

Gaming — 0.2%
Harrah’s Operating Co., Inc.	Caa1	5.625%	06/01/15	1,000	537,500
MGM Mirage, Inc.(a)	Ba2	6.875%	04/01/16	3,000	2,415,000

					2,952,500

Health Care & Pharmaceutical — 1.5%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,500	1,410,000
AmerisourceBergen Corp.	Ba1	5.875%	09/15/15	2,325	2,271,134
Cardinal Health, Inc.	Baa2	5.80%	10/15/16	265	259,357
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	4,000	3,984,729
HCA, Inc., MTN	Caa1	8.70%	02/10/10	1,700	1,733,663
HCA, Inc., PIK	B2	9.625%	11/15/16	1,600	1,648,000
Hospira, Inc.	Baa3	5.55%	03/30/12	2,500	2,456,075
Schering-Plough Corp.	Baa1	5.55%	12/01/13	2,735	2,753,117
Wyeth	A3	5.50%	02/15/16	1,630	1,638,210

					18,154,285

Health Care Insurance — 1.0%
Aetna, Inc.	A3	6.75%	12/15/37	1,900	1,799,526
Cigna Corp.	Baa2	5.375%	03/15/17	2,125	2,001,127
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	3,706,466
Health Net, Inc.	Ba2	6.375%	06/01/17	1,315	1,130,900
UnitedHealth Group, Inc.	Baa1	6.50%	06/15/37	760	693,043

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Health Care Insurance (continued)
UnitedHealth Group, Inc.	Baa1	6.875%	02/15/38	$180	$170,337
UnitedHealth Group, Inc.(a)	Baa1	6.00%	06/15/17	2,610	2,541,315

					12,042,714

Insurance — 1.4%
Ace INA Holdings, Inc.	A3	5.70%	02/15/17	1,135	1,089,590
Allied World Insurance Holdings Ltd. (Bermuda)	Baa1	7.50%	08/01/16	1,700	1,591,095
American International Group, Inc.	Aa3	5.05%	10/01/15	315	285,414
American International Group, Inc.	Aa3	4.25%	05/15/13	1,820	1,671,217
American International Group, Inc., Jr. Sub. Notes, 144A(a)(g)	A1	8.175%	05/15/58	2,600	2,446,883
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75%	12/01/14	3,350	3,181,408
Chubb Corp., Sr. Notes	A2	5.75%	05/15/18	2,950	2,859,178
Travelers Cos, Inc., MTN	A2	6.25%	06/15/37	1,890	1,756,857
XL Capital Ltd., Class E (Cayman Islands)(g)	Baa3	6.50%	12/31/49	1,880	1,269,000
XL Capital Ltd., Class A (Cayman Islands)	Baa1	5.25%	09/15/14	140	126,994

					16,277,636

Lodging — 0.4%
Felcore Lodging LP(g)	Ba3	4.803%	12/01/11	1,800	1,620,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00%	05/15/10	1,730	1,747,300
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25%	02/15/13	980	946,256

					4,313,556

Media & Entertainment — 1.1%
British Sky Broadcasting Group PLC (United Kingdom), 144A	Baa2	6.10%	02/15/18	705	693,492
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08	4,720	4,790,138
Dex Media West LLC, Series B	B1	9.875%	08/15/13	950	855,000
News America, Inc.	Baa1	7.625%	11/30/28	1,415	1,503,967
Time Warner, Inc.	Baa2	5.875%	11/15/16	1,595	1,504,012
Viacom, Inc.	Baa3	6.875%	04/30/36	1,090	1,023,605
Viacom, Inc.	Baa3	6.75%	10/05/37	720	689,608
Vivendi (France), 144A	Baa2	5.75%	04/04/13	2,000	1,976,454

					13,036,276

Metals — 0.6%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,210,225
United States Steel Corp.	Baa3	7.00%	02/01/18	2,000	1,995,602
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.50%	11/16/11	3,430	3,392,884

					7,598,711

Non-Captive Finance — 2.5%
Bosphorus Financial Services Ltd. (Cayman Islands)(g)	Baa2	4.476%	02/15/12	2,086	2,033,789
Capital One Financial Corp.(a)	Baa1	6.15%	09/01/16	700	617,078
CIT Group, Inc.	Baa1	5.65%	02/13/17	5,650	3,897,641
Countrywide Financial Corp., MTN	Baa3	5.80%	06/07/12	3,670	3,471,108
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00%	04/15/15	AUD 4,440	3,572,490
General Electric Capital Corp., MTN(a)	Aaa	5.875%	01/14/38	2,180	1,975,664
Nelnet, Inc.(g)	Baa3	7.40%	09/29/36	6,500	4,249,668
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)	Aaa	3.326%	07/03/33	3,825	3,528,287
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	8.45%	06/15/18	6,170	5,919,103

					29,264,828

Non-Corporate Foreign Agency — 1.2%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80%	10/04/12	1,400	1,289,400
Gazprom International SA (Luxembourg), 144A	BBB(f)	7.201%	02/01/20	2,055	2,049,516
Gazprom OAO (Russia)	A3	10.50%	10/21/09	1,685	1,809,353
National Power Corp. (Philippines), 144A(g)	B1	6.888%	08/23/11	1,530	1,609,713
Petronas Capital, Ltd. (Malaysia), 144A	A1	7.00%	05/22/12	7,300	7,813,073

					14,571,055

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Corporate Sovereign — 4.0%
Buoni Poliennali Del Tesoro (Italy)	Aa2	4.00%	02/01/37	EUR 1,705	$2,137,894
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR 897	1,221,289
Federal Republic of Brazil (Brazil)	Ba1	12.50%	01/05/16	BRL 750	463,165
Federal Republic of Brazil (Brazil)	Ba1	9.25%	10/22/10	5,325	5,900,100
Government of Hungary (Hungary)	A2	8.00%	02/12/15	HUF 1,054,880	6,669,117
Government of Jamaica (Jamaica)	B1	11.00%	07/27/12	EUR 995	1,715,409
Peru Government International Bond (Peru), 144A	Ba2	.00%	05/31/18	1,808	1,198,027
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,295	1,489,250
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN 18,910	8,651,135
Republic of Uruguay (Uruguay)	B1	7.25%	02/15/11	660	696,300
Republic of Venezuela (Venezuela)	B2	10.75%	09/19/13	2,385	2,480,400
Russian Government International Bond (Russia), 144A	Baa1	8.25%	03/31/10	2,307	2,407,634
United Mexican States (Mexico)	Baa1	8.00%	12/24/08	MXN 77,200	7,474,397
United Mexican States (Mexico)	Baa1	7.50%	01/14/12	4,250	4,619,750

					47,123,867

Paper — 0.6%
Graphic Packaging International, Inc.(a)	B3	8.50%	08/15/11	2,970	2,873,475
International Paper Co.	Baa3	4.00%	04/01/10	2,815	2,725,275
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75%	06/01/13	1,400	1,176,000

					6,774,750

Pipelines & Other — 0.6%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09	5,300	5,242,988
Energy Transfer Partners LP	Baa3	7.50%	07/01/38	1,945	2,001,710

					7,244,698

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	Baa1	5.75%	03/15/18	4,145	4,051,356
CSX Corp.	Baa3	5.75%	03/15/13	2,600	2,548,512
Union Pacific Corp.	Baa2	5.45%	01/31/13	1,500	1,503,998

					8,103,866

Real Estate Investments Trusts — 0.4%
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,420,954
Post Apartment Homes LP	Baa3	5.45%	06/01/12	2,300	2,153,505
Realty Income Corp.	Baa1	6.75%	08/15/19	1,545	1,455,154

					5,029,613

Retailers — 0.7%
CVS Caremark Corp.	Baa2	6.25%	06/01/27	3,020	2,957,555
Neiman-Marcus Group, Inc., PIK	B2	9.00%	10/15/15	1,250	1,234,375
Target Corp.	A2	6.50%	10/15/37	800	769,580
Target Corp.(a)	A2	7.00%	01/15/38	1,870	1,917,300
Wal-Mart Stores, Inc.	Aa2	6.50%	08/15/37	545	560,888
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	6.20%	04/15/38	1,310	1,287,146

					8,726,844

Structured Notes — 1.6%
Dow Jones CDX High Yield, 144A	B3	8.25%	12/29/10	8,500	8,776,250
Dow Jones CDX High Yield, 144A(a)	B3	8.625%	06/29/11	9,653	9,677,133

					18,453,383

Technology — 1.4%
Affiliated Computer Services, Inc.	Ba2	4.70%	06/01/10	3,000	2,857,500
Dell, Inc., Sr. Unsec’d. Notes, 144A	A2	4.70%	04/15/13	1,800	1,751,801
Fidelity National Information Services, Inc.	Ba1	4.75%	09/15/08	1,900	1,881,000
Fiserv, Inc.	Baa2	6.125%	11/20/12	1,600	1,608,085
Freescale Semiconductor, Inc., PIK(a)	B2	9.125%	12/15/14	1,600	1,244,000
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10	2,000	1,952,500

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Motorola, Inc.	Baa2	8.00%	11/01/11	$121	$123,565
Oracle Corp., Sr. Unsec’d. Notes	A2	5.75%	04/15/18	3,505	3,502,003
SunGard Data Systems, Inc.	B3	3.75%	01/15/09	720	710,100
Xerox Corp.	Baa2	5.50%	05/15/12	870	859,944

					16,490,498

Telecommunications — 1.9%
AT&T Corp.	A2	8.00%	11/15/31	2,475	2,841,307
Embarq Corp.	Baa3	7.082%	06/01/16	5,600	5,318,623
New Cingular Wireless Services, Inc.	A2	8.125%	05/01/12	1,810	1,982,488
New Cingular Wireless Services, Inc.	A2	8.75%	03/01/31	2,375	2,818,125
Qwest Corp.(a)	Ba1	8.875%	03/15/12	3,300	3,366,000
Telecom Italia Capital (Luxembourg)	Baa2	4.875%	10/01/10	3,400	3,371,651
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	5	5,131
TELUS Corp. (Canada)	Baa1	8.00%	06/01/11	150	161,050
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	5.25%	04/15/13	2,420	2,406,075

					22,270,450

Tobacco — 0.6%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%	05/16/18	3,000	2,915,886
Reynolds American, Inc.	Baa3	6.50%	07/15/10	4,000	4,060,000

					6,975,886

U.S. Government Agency Obligations — 0.6%
Federal Farm Credit Bank	Aaa	4.875%	01/17/17	580	588,571
Federal Home Loan Bank	Aaa	5.125%	10/19/16	120	123,811
Federal National Mortgage Association(a)	Aaa	3.875%	07/12/13	6,960	6,866,346
Federal National Mortgage Association	Aaa	5.625%	07/15/37	165	175,444

					7,754,172

U.S. Government Mortgage-Backed Securities — 38.4%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	13,922	13,579,745
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	7,008	6,890,559
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	5,084	5,049,440
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA 30 YR	24,500	24,132,500
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	5,840	5,926,555
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA 30 YR	23,500	23,661,563
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	2,771	2,880,462
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	5,259	5,553,421
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	6,702	6,351,267
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	20,288	19,536,554
Federal National Mortgage Association	Aaa	5.00%	01/01/19-05/01/36	18,427	17,993,228
Federal National Mortgage Association	Aaa	5.00%	TBA 15 YR	6,000	5,919,372
Federal National Mortgage Association	Aaa	5.00%	TBA 30 YR	53,500	51,276,433
Federal National Mortgage Association(g)	Aaa	5.186%	10/01/37	10,672	10,749,936
Federal National Mortgage Association(g)	Aaa	5.313%	01/01/36	3,006	3,045,678
Federal National Mortgage Association	Aaa	5.50%	12/01/16-04/01/36	44,366	44,137,143
Federal National Mortgage Association	Aaa	5.50%	TBA 30 YR	101,750	100,287,344
Federal National Mortgage Association(g)	Aaa	5.906%	06/01/37	3,817	3,889,719
Federal National Mortgage Association(g)	Aaa	6.032%	09/01/37	9,457	9,625,763
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	20,595	20,962,248
Federal National Mortgage Association	Aaa	6.50%	11/01/09-10/01/37	21,894	22,626,863
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	437	461,584
Government National Mortgage Association	Aaa	5.50%	01/15/33-01/15/36	15,319	15,279,713
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	8,876	9,032,404
Government National Mortgage Association	Aaa	6.00%	TBA 30 YR	20,000	20,237,500
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	4,852	5,035,889
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	160	172,006

					454,294,889

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities — 1.4%
U.S. Treasury Bonds	Aaa	5.00%	05/15/37	$1,685	$1,810,849
U.S. Treasury Inflation Indexed Bonds	Aaa	2.375%	01/15/25	1,994	2,080,712
U.S. Treasury Notes	Aaa	3.375%	06/30/13	2,610	2,614,690
U.S. Treasury Notes(a)	Aaa	3.875%	05/15/18	9,730	9,648,667

					16,154,918

TOTAL LONG-TERM BONDS (cost $1,132,889,042)					1,105,634,993

BANK LOANS — 4.9%
Aerospace/Defense — 0.2%
Hawker Beechcraft, Inc.(h)	Ba3	4.596%	03/26/14	114	106,916
Hawker Beechcraft, Inc.(h)	Ba3	4.801%	03/26/14	1,953	1,830,041

					1,936,957

Automotive — 0.3%
Oshkosh Truck Corp.(h)	Ba3	4.414%	12/06/13	3,592	3,361,805

Cable — 0.3%
Insight Midwest Holding LLC(h)	B1	4.19%	10/06/13	3,208	3,031,364

Capital Goods — 0.1%
Capital Safety Group Ltd.(h)	B1	4.735%	07/20/15	409	388,786
Capital Safety Group Ltd.(h)	B1	5.232%	07/20/16	1,091	1,036,214

					1,425,000

Consumer — 0.2%
Huish Detergents, Inc.(h)	B1	4.81%	04/26/14	2,970	2,673,000

Electric — 0.7%
NRG Energy, Inc.(h)	Ba1	2.701%	02/01/13	1,171	1,113,614
NRG Energy, Inc.(h)	Ba1	4.301%	02/01/13	2,391	2,273,433
Reliant Energy, Inc.(h)	B2	4.209%	06/30/14	2,500	2,368,750
Texas Competitive Electric Holdings Co. LLC(h)	Ba3	6.235%	10/10/14	1,985	1,835,573

					7,591,370

Foods — 0.2%
Supervalu, Inc.	Ba3	3.357%	06/02/11	2,308	2,194,230

Gaming — 0.2%
Las Vegas Sands LLC Term B(h)	Ba3	4.55%	05/23/14	2,178	1,982,889
Las Vegas Sands LLC Term DD(h)	Ba3	4.55%	05/23/14	550	500,729

					2,483,618

Health Care & Pharmaceutical — 1.4%
Community Health Systems, Inc.(h)	Ba3	4.859%	07/25/14	2,631	2,476,914
Community Health Systems, Inc.(h)	Ba3	1.00%	07/25/14	135	126,678
HCA, Inc.(h)	Ba3	5.051%	11/17/13	2,463	2,309,313
Health Management Associates Term B(h)	Ba3	4.551%	02/28/14	1,943	1,803,547
Inverness Medical Innovations(h)	B1	4.808%	06/26/14	2,970	2,791,799
PTS Acquisition Corp.(h)	Ba3	5.051%	04/10/14	3,861	3,443,528
Royalty Pharma Finance Trust(h)	Baa3	7.75%	05/15/15	4,000	3,975,000

					16,926,779

Media & Entertainment — 0.2%
Idearc, Inc.(h)	Ba3	4.218%	11/17/13	1,000	832,917
Idearc, Inc.(h)	Ba3	4.787%	11/17/14	1,724	1,374,211

					2,207,128

Paper — 0.1%
Domtar, Inc.(h)	Ba1	3.857%	03/05/14	1,540	1,483,695

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(h)	Ba2	4.853%	11/08/14	$1,535	$1,511,016

Technology — 0.8%
First Data Corp.(h)	Ba3	5.261%	09/24/14	1,042	955,238
First Data Corp.(h)	Ba3	5.552%	09/24/14	1,985	1,822,065
Flextronics International Ltd. (Singapore)(h)	Ba1	4.947%	10/01/14	2,313	2,105,685
Flextronics International Ltd. (Singapore)(h)	Ba1	4.963%	10/01/14	665	605,082
Metavante Corp.(h)	Ba2	4.623%	11/01/14	2,494	2,387,765
Sungard Data Systems, Inc.(h)	Ba3	4.508%	02/28/14	1,489	1,407,834

					9,283,669

Telecommunications — 0.1%
Alltel Communications, Inc.(h)	Ba3	5.232%	05/15/15	1,588	1,576,487

TOTAL BANK LOANS (cost $61,232,800)					57,686,118

TOTAL LONG-TERM INVESTMENTS (cost $1,194,121,842)					1,163,321,111

				Shares
SHORT-TERM INVESTMENTS — 24.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series(d) (cost $161,549,133) (Note 4)				16,249,288	144,943,648
Dryden Core Investment Fund — Taxable Money Market Fund Series (cost of $146,614,236; includes $58,271,863 of cash collateral received for securities on loan) (Note 4)(c)(d)				146,614,236	146,614,236

TOTAL AFFILIATED MUTUAL FUNDS (cost $308,163,369)					291,557,884

TOTAL INVESTMENTS — 122.9% (cost $1,502,285,211)					1,454,878,995
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (22.9)%					(271,262,144)

TOTAL NET ASSETS — 100.0%					$1,183,616,851

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $53,590,221; cash collateral of $58,271,863 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

(h)	Indicates a security that has been deemed illiquid.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
389	U.S. 10 Yr. Treasury Notes	Sept. 2008	$43,829,669	$44,315,609	$485,940
17	2 Yr. Euro British Pound	Sept. 2008	3,593,882	3,534,767	(59,115)
380	U.S. Treasury Bonds	Sept. 2008	42,945,513	43,925,625	980,112

					1,406,937

Short Positions:
20	Australian 10 Yr. Bond	Sept. 2008	1,788,342	1,793,640	(5,298)
6	U.S. 2 Yr. Treasury Notes	Sept. 2008	1,266,639	1,267,219	(580)
19	U.S. 5 Yr. Treasury Notes	Sept. 2008	2,073,915	2,100,539	(26,624)

					(32,502)

					$1,374,435

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Foreign Currency Contract	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real, Expiring 10/23/08	BRL 6,806	$2,775,000	$4,122,503	$1,347,503
British Pound, Expiring 07/25/08	GBP 242	475,648	480,048	4,400

		$3,250,648	$4,602,551	1,351,903

Sold:
Australian Dollar, Expiring 07/21/08	AUD 2,428	$2,279,253	$2,320,443	(41,190)
Brazilian Real, Expiring 10/23/08	BRL 6,806	3,945,326	4,122,503	(177,177)
Euro, Expiring 07/25/08	EUR 1,569	2,429,078	2,467,148	(38,070)
Hungarian Forint, Expiring 07/23/08	HUF 911,322	5,841,623	6,069,421	(227,798)
Mexican Peso, Expiring 07/16/08	MXN 74,158	7,108,922	7,172,994	(64,072)
Polish Zloty, Expiring 07/23/08	PLN18,142	8,320,520	8,492,412	(171,892)

		$29,924,722	$30,644,921	(720,199)

				$631,704

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/13/2010	$16,000	3.77349%	3 month LIBOR	$85,505
Morgan Stanley Capital Services(a)	7/1/2010	9,290	3.54981%	3 month LIBOR	6,051
Morgan Stanley Capital Services(a)	6/11/2013	6,700	4.36704%	3 month LIBOR	43,548
Goldman Sachs International, Inc.(a)	6/16/2013	10,440	4.46726%	3 month LIBOR	110,383
Goldman Sachs International, Inc.(b)	5/15/2015	12,930	4.54706%	3 month LIBOR	(30,499)
Morgan Stanley Capital Services(a)	7/1/2018	3,190	4.69122%	3 month LIBOR	9,041
Morgan Stanley Capital Services(b)	2/15/2025	3,840	5.08250%	3 month LIBOR	(81,758)
Merrill Lynch Capital Services, Inc.(a)	2/15/2025	3,840	5.08200%	3 month LIBOR	81,542

					$223,813

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	12/20/2008	$2,400	4.20%	SLM Corp., 5.125%, due 08/12/12	$(6,708)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	(5,295)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	(5,294)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	(5,294)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	3,000	1.90%	Texas Competitive Electric Holdings Bank Loan, 6.213%, due 10/10/14	(1,563)
Lehman Brothers Special Financing(a)	6/20/2009	3,700	5.00%	Idearc, Inc., 8.00%, 11/15/16	(35,634)
Lehman Brothers Special Financing(a)	6/20/2009	3,500	5.00%	Harrah’s Operationg Co., Inc., 5.525%, 06/01/15	(41,589)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	5,600	1.70%	CIT Group, Inc. 7.75%, due 04/02/12	1,082,337
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	1,500	3.75%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	222,037
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	1,500	3.70%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	224,242
Barclays Bank PLC(a)	6/20/2013	1,930	5.00%	Station Casinos, Inc., 6.00%, 04/01/12	(106,568)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(450,254)
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	1,000	1.73%	Tyson Foods, Inc. 6.6%, due 04/01/16	70,347
Citibank, N.A.(b)	1/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, 01/25/35	147,268
Citibank, N.A.(b)	1/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	135,721
Citibank, N.A.(b)	3/25/2035	970	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	157,611
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9 7.02%, 09/25/35	840,912
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	895,577
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(871,968)
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	859,462

					$3,105,347

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$291,557,884	$1,374,435
Level 2—Other Significant Observable Inputs	1,163,321,111	1,797,844
Level 3—Significant Unobservable Inputs	—	2,163,020

Total	$1,454,878,995	$5,335,299

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$2,173,171
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	1,076,722
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,086,873)

Balance as of 6/30/08	$2,163,020

*	The realized loss incurred during the period for other financial instruments was $43,133.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

U.S. Government Mortgage-Backed Securities	38.4%
Affiliated Money Market Mutual Funds (including 4.9% of collateral received for securities on loan)	24.6
Commercial Mortgage-Backed Securities	9.9
Banking	4.2
Non-Corporate Sovereign	4.0
Asset-Backed Securities	3.7
Electric	3.2
Health Care & Pharmaceutical	3.0
Non-Captive Finance	2.5
Technology	2.2
Telecommunications	2.0
Foods	1.7
Brokerage	1.6
Structured Notes	1.6
Chemicals	1.4
Energy – Other	1.4
Insurance	1.4
U.S. Government Treasury Securities	1.4
Airlines	1.3
Media & Entertainment	1.3
Non-Corporate Foreign Agency	1.2
Health Care Insurance	1.0
Building Materials & Construction	0.8
Cable	0.8
Capital Goods	0.7
Paper	0.7
Pipelines & Other	0.7
Railroads	0.7
Retailers	0.7
Metals	0.6
Tobacco	0.6
U.S. Government Agency Obligations	0.6
Collateralized Mortgage Obligations	0.5
Gaming	0.4
Lodging	0.4
Real Estate Investment Trusts	0.4
Consumer	0.3
Automotive	0.3
Foreign Government Bonds	0.3
Aerospace/Defense	0.2
Emerging Markets	0.2

122.9
Liabilities in excess of other assets	(22.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $53,590,221:
Unaffiliated investments (cost $1,194,121,842)	$1,163,321,111
Affiliated investments (cost $308,163,369)	291,557,884
Cash	492,165
Foreign currency, at value (cost $424)	424
Receivable for investments sold	133,966,849
Interest receivable	10,531,892
Unrealized appreciation on swaps	4,971,582
Unrealized appreciation on forward foreign currency exchange contracts	1,351,903
Premium for swaps purchased	844,834
Receivable for Series shares sold	144,118
Prepaid expenses	1,834

Total Assets	1,607,184,596

LIABILITIES
Payable for investments purchased	361,461,971
Collateral for securities on loan	58,271,863
Unrealized depreciation on swaps	1,642,422
Unrealized depreciation on forward foreign currency exchange contracts	720,199
Payable for Series shares repurchased	450,853
Management fee payable	387,651
Premium for swaps written	372,851
Accrued expenses and other liabilities	243,037
Due to broker-variation margin	9,329
Deferred trustees’ fees	6,877
Transfer agent fee payable	692

Total Liabilities	423,567,745

NET ASSETS	$1,183,616,851

Net assets were comprised of:
Paid-in capital	$1,217,736,647
Retained earnings	(34,119,796)

Net assets, June 30, 2008	$1,183,616,851

Net asset value and redemption price per share, $1,183,616,851 / 112,101,603 outstanding shares of beneficial interest	$10.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest	$28,369,585
Affiliated dividend income	4,547,685
Affiliated income from securities loaned, net	202,240

33,119,510

EXPENSES
Management fee	2,397,287
Custodian’s fees and expenses	130,000
Shareholders’ reports	40,000
Interest expense (Note 8)	29,515
Audit fee	11,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	7,615

Total expenses	2,643,417

NET INVESTMENT INCOME	30,476,093

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,881,823
Short sale transactions	(153,809)
Futures transactions	40,973
Swap transactions	4,853,539
Foreign currency transactions	(2,744,410)

3,878,116

Net change in unrealized appreciation (depreciation) on:
Investments	(27,877,714)
Securities sold short	41,247
Futures	617,087
Swaps	(1,201,489)
Foreign currencies	(363,566)

(28,784,435)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(24,906,319)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,569,774

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$30,476,093	$63,095,081
Net realized gain on investment, swap and foreign currency transactions	3,878,116	22,075,622
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(28,784,435)	(19,462,861)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,569,774	65,707,842

DISTRIBUTIONS	(42,166,555)	(59,479,872)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,079,999 and 12,326,563 shares, respectively]	11,727,725	133,636,466
Series shares issued in reinvestment of distributions [4,002,937 and 5,514,681 shares, respectively]	42,166,555	59,479,872
Series shares repurchased [4,793,236 and 12,074,002 shares, respectively]	(51,971,338)	(131,418,698)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	1,922,942	61,697,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,673,839)	67,925,610
NET ASSETS:
Beginning of period	1,218,290,690	1,150,365,080

End of period	$1,183,616,851	$1,218,290,690

SEE NOTES TO FINANCIAL STATEMENTS.

A39

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 1.6%
Honeywell International, Inc.	369,180	$18,562,371
Lockheed Martin Corp.	1,306	128,850
Orbital Sciences Corp.*(a)	1,061,270	25,003,521
United Technologies Corp.	302,400	18,658,080

		62,352,822

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)(a)	891	54,770

Auto Components
WABCO Holdings, Inc.	10	465

Beverages — 1.5%
Coca-Cola Co. (The)	488,400	25,387,032
PepsiCo, Inc.	505,108	32,119,818

		57,506,850

Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.*(a)	347,500	10,070,550
Celgene Corp.*	208,000	13,284,960
Genentech, Inc.*	305,900	23,217,810
Genzyme Corp.*(a)	312,850	22,531,457
Gilead Sciences, Inc.*(a)	920,700	48,751,065

		117,855,842

Building Materials — 0.7%
Masco Corp.	1,745,642	27,458,949

Capital Goods — 0.4%
Illinois Tool Works, Inc.	357,270	16,973,898

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	727,678	27,528,059
Goldman Sachs Group, Inc. (The)(a)	259,232	45,339,677
KKR Private Equity Investors LP	1,295,700	16,520,175
KKR Private Equity Investors LP, 144A, RDU, Private Placement (original cost $7,567,532; purchased 7/18/06 - 8/3/06)(c)(e)	334,700	4,267,425
Lehman Brothers Holdings, Inc.(a)	461,100	9,134,391
Merrill Lynch & Co., Inc.(a)	713,660	22,630,158
Schwab, (Charles) Corp.	948,600	19,484,244

		144,904,129

Chemicals — 1.6%
Air Products & Chemicals, Inc.	890	87,985
DuPont (E.I.) de Nemours & Co.(a)	532,100	22,821,769
Monsanto Co.	326,800	41,320,592

		64,230,346

Commercial Banks — 1.3%
SunTrust Banks, Inc.(a)	429,000	15,538,380
Wells Fargo & Co.(a)	1,480,734	35,167,432

		50,705,812

Commercial Services — 0.3%
Moody’s Corp.(a)	350,000	12,054,000

Commercial Services & Supplies — 0.7%
Waste Management, Inc.(a)	715,300	26,973,963

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communication Equipment — 6.9%
Cisco Systems, Inc.*(a)	3,378,729	$78,589,237
Corning, Inc.	1,681,405	38,756,385
Nokia Corp., ADR (Finland)(a)	602,400	14,758,800
QUALCOMM, Inc.	2,438,170	108,181,603
Research In Motion Ltd. (Canada)*(a)	233,200	27,261,080

		267,547,105

Computers & Peripherals — 2.6%
Apple, Inc.*	268,900	45,024,616
Dell, Inc.*(a)	5,010	109,619
Hewlett-Packard Co.(a)	688,700	30,447,427
NetApp, Inc.*(a)	1,208,540	26,176,976

		101,758,638

Construction — 1.3%
Centex Corp.(a)	856,800	11,455,416
Toll Brothers, Inc.*(a)	2,033,760	38,092,325

		49,547,741

Consumer Finance — 1.3%
American Express Co.(a)	747,008	28,139,791
SLM Corp.*(a)	1,201,100	23,241,285

		51,381,076

Diversified Consumer Services — 1.5%
Career Education Corp.*(a)	1,465,500	21,410,955
H&R Block, Inc.(a)	1,723,300	36,878,620

		58,289,575

Diversified Financial Services — 1.5%
Citigroup, Inc.	1,122,100	18,806,396
JPMorgan Chase & Co.	1,148,377	39,400,815

		58,207,211

Electric Utilities — 1.4%
Dominion Resources, Inc.	478,890	22,742,486
Exelon Corp.(a)	363,830	32,730,147

		55,472,633

Electrical Equipment — 0.6%
ABB Ltd., ADR (Switzerland)	877,200	24,842,304

Electronic Components — 0.8%
Dolby Laboratories, Inc. (Class A Stock)*(a)	762,398	30,724,639
Tyco Electronics Ltd. (Bermuda)	2,368	84,822

		30,809,461

Energy Equipment & Services — 5.7%
BJ Services Co.(a)	3,340	106,680
Cameron International Corp.*(a)	9,720	538,002
Diamond Offshore Drilling, Inc.(a)	303,530	42,233,164
First Solar, Inc.*(a)	86,700	23,653,494
Halliburton Co.(a)	2,153,680	114,295,797
Schlumberger Ltd.	404,800	43,487,664

		224,314,801

Financial – Bank & Trust — 1.0%
Hudson City Bancorp, Inc.(a)	1,311,660	21,878,489
State Street Corp.	251,350	16,083,886

		37,962,375

SEE NOTES TO FINANCIAL STATEMENTS.

A40

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 4.6%
Costco Wholesale Corp.(a)	182,800	$12,821,592
CVS/Caremark Corp.	1,248,400	49,399,188
Kroger Co. (The)(a)	1,203,300	34,739,271
Wal-Mart Stores, Inc.	1,472,662	82,763,604

		179,723,655

Food Products — 2.3%
Cadbury PLC, ADR (United Kingdom)	559,764	28,167,325
ConAgra Foods, Inc.(a)	1,198,200	23,101,296
Kellogg Co.(a)	380,345	18,264,167
McCormick & Co., Inc.(a)	565,143	20,152,999

		89,685,787

Healthcare Equipment & Supplies — 2.2%
Alcon, Inc.(a)	191,000	31,092,890
Baxter International, Inc.	497,800	31,829,332
Covidien Ltd. (Bermuda)	2,368	113,404
Medtronic, Inc.	454,556	23,523,273

		86,558,899

Healthcare Providers & Services — 0.8%
Omnicare, Inc.(a)	1,262,300	33,097,506

Hotels, Restaurants & Leisure — 1.4%
Burger King Holdings, Inc.	903,400	24,202,086
McDonald’s Corp.	543,345	30,546,856

		54,748,942

Household Products — 1.6%
Colgate-Palmolive Co.	290,200	20,052,820
Kimberly-Clark Corp.	387,500	23,164,750
Procter & Gamble Co.	313,908	19,088,745

		62,306,315

Independent Power Producers & Energy Traders — 0.8%
NRG Energy, Inc.*(a)	732,100	31,407,090

Industrial Conglomerates — 1.7%
Eaton Corp.	201,400	17,112,958
General Electric Co.(a)	989,083	26,398,625
Textron, Inc.(a)	457,672	21,936,219
Tyco International Ltd. (Bermuda)	2,368	94,815

		65,542,617

Insurance — 3.2%
AFLAC, Inc.(a)	334,030	20,977,084
American International Group, Inc.(a)	1,153,421	30,519,520
Berkshire Hathaway, Inc. (Class A Stock)*	204	24,633,000
Genworth Financial, Inc. (Class A Stock)	450,900	8,030,529
Loews Corp.(a)	553,900	25,977,910
Progressive Corp. (The)(a)	840,770	15,739,214

		125,877,257

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*(a)	419,400	30,754,602
IAC/InterActiveCorp.*(a)	838,200	16,160,496

		46,915,098

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services — 1.5%
Akamai Technologies, Inc.*(a)	380,600	$13,241,074
Google, Inc. (Class A Stock)*	84,500	44,482,490

		57,723,564

IT Services — 1.6%
Infosys Technologies Ltd., ADR (India)(a)	469,200	20,391,432
Visa, Inc. (Class A Stock)*	495,500	40,289,105

		60,680,537

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*(a)	463,200	25,814,136

Media — 4.1%
Comcast Corp. (Class A Stock)(a)	2,009,490	38,120,025
DISH Network Corp. (Class A Stock)*(a)	497,849	14,577,019
EchoStar Corp. (Class A Stock)*(a)	99,573	3,108,669
Liberty Global, Inc. (Class C Stock)*(a)	729,150	22,136,994
News Corp. (Class B Stock)	1,712,258	26,283,160
Walt Disney Co. (The)(a)	874,500	27,284,400
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	3,487,500	27,342,000

		158,852,267

Metals & Mining — 0.6%
Barrick Gold Corp. (Canada)(a)	247,524	11,262,342
Freeport-McMoRan Copper & Gold, Inc.(a)	113,600	13,312,784

		24,575,126

Multi-Line Retail — 1.6%
Staples, Inc.(a)	1,837,393	43,638,084
TJX Cos., Inc. (The)(a)	579,240	18,228,683

		61,866,767

Multi-Utilities — 1.7%
Sempra Energy(a)	1,160,406	65,504,919

Oil, Gas & Consumable Fuels — 11.3%
ConocoPhillips	294,526	27,800,309
Exxon Mobil Corp.(a)	411,898	36,300,571
Murphy Oil Corp.(a)	329,400	32,297,670
Newfield Exploration Co.*(a)	739,370	48,243,892
Nexen, Inc.	1,068,600	42,476,850
Occidental Petroleum Corp.(a)	491,200	44,139,232
Petroleo Brasileiro SA, ADR (Brazil)(a)	388,200	27,496,206
Sandridge Energy, Inc.*	373,910	24,147,108
Suncor Energy, Inc. (Canada)	532,234	30,899,532
Talisman Energy, Inc. (Canada)	1,005,200	22,245,076
Total SA, ADR (France)	628,466	53,589,296
Valero Energy Corp.	472,600	19,461,668
Williams Cos., Inc.	751,500	30,292,965

		439,390,375

Pharmaceuticals — 6.3%
Abbott Laboratories(a)	601,965	31,886,086
Cardinal Health, Inc.	452,300	23,329,634
Elan Corp. PLC, ADR (Ireland)*(a)	1,397,330	49,675,081

SEE NOTES TO FINANCIAL STATEMENTS.

A41

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Eli Lilly & Co.(a)	1,697	$78,334
Merck & Co., Inc.(a)	3,950	148,875
Schering-Plough Corp.(a)	3,362,430	66,206,247
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	579,300	26,531,940
Wyeth	1,011,000	48,487,560

		246,343,757

Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV (Netherlands)	1,085,298	26,481,271
NVIDIA Corp.*(a)	725,500	13,581,360
Spansion, Inc. (Class A Stock)*(a)	2,861,500	6,438,375
Texas Instruments, Inc.(a)	1,107,395	31,184,243

		77,685,249

Software — 2.9%
Adobe Systems, Inc.*	484,800	19,096,272
CA, Inc.	969,200	22,378,828
Microsoft Corp.(a)	1,457,404	40,093,184
Symantec Corp.*(a)	1,704,200	32,976,270

		114,544,554

Specialty Retail
Bed Bath & Beyond, Inc.*(a)	770	21,637

Telecommunications
Comverse Technology, Inc.*	23,483	398,037

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. (Class B Stock)(a)	220,100	13,120,161

Thrifts & Mortgage Finance — 0.5%
Fannie Mae(a)	906,800	17,691,668

Tobacco — 0.8%
Altria Group, Inc.(a)	421,370	8,663,367
Philip Morris International, Inc.	421,370	20,811,464

		29,474,831

Transportation — 0.6%
Expeditors International of Washington, Inc.(a)	122,900	5,284,700
Norfolk Southern Corp.	288,040	18,051,467

		23,336,167

Wireless Telecommunication Services — 1.6%
NII Holdings, Inc.*(a)	778,000	36,947,220
Sprint Nextel Corp.(a)	2,875,136	27,313,792

		64,261,012

TOTAL LONG-TERM INVESTMENTS (cost $3,364,799,657)		3,798,352,696

SHORT-TERM INVESTMENT — 22.4%		Value (Note 2)
	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $876,547,433; includes $770,682,161 of cash collateral for securities on loan)(b)(w)(Note 4)	876,547,433	$876,547,433

TOTAL INVESTMENTS(o) — 119.7% (cost $4,241,347,090)		4,674,900,129
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.7)%		(770,628,862)

NET ASSETS — 100.0%		$3,904,271,267

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $737,109,799; cash collateral of $770,682,161 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(e)	Indicates a security illiquid and restricted as to resale. The aggregate original cost of such security was $7,567,532. The aggregate market value of $4,267,425 is approximately 0.1% of net assets.

(o)	As of June 30, 2008, one security representing $4,267,425 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $4,267,425 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$4,670,632,704	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	4,267,425	—

Total	$4,674,900,129	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$6,078,152
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,810,727)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$4,267,425

SEE NOTES TO FINANCIAL STATEMENTS.

A43

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (19.7% represents investments purchased with collateral from securities on loan)	22.4%
Oil, Gas & Consumable Fuels	11.3
Communication Equipment	6.9
Pharmaceuticals	6.3
Energy Equipment & Services	5.7
Food & Staples Retailing	4.6
Media	4.1
Capital Markets	3.7
Insurance	3.2
Biotechnology	3.0
Software	2.9
Computers & Peripherals	2.6
Food Products	2.3
Healthcare Equipment & Supplies	2.2
Semiconductors & Semiconductor Equipment	2.0
Industrial Conglomerates	1.7
Multi-Utilities	1.7
Wireless Telecommunication Services	1.6
Chemicals	1.6
Aerospace & Defense	1.6
Household Products	1.6
Multi-Line Retail	1.6
IT Services	1.6
Diversified Consumer Services	1.5
Diversified Financial Services	1.5
Internet Software & Services	1.5
Beverages	1.5
Electric Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Consumer Finance	1.3
Commercial Banks	1.3
Construction	1.3
Internet & Catalog Retail	1.2
Financial – Bank & Trust	1.0
Healthcare Providers & Services	0.8
Independent Power Producers & Energy Traders	0.8
Electronic Components	0.8
Tobacco	0.8
Building Materials	0.7
Commercial Services & Supplies	0.7
Life Science Tools & Services	0.7
Electrical Equipment	0.6
Metals & Mining	0.6
Transportation	0.6
Thrifts & Mortgage Finance	0.5
Capital Goods	0.4
Textiles, Apparel & Luxury Goods	0.3
Commercial Services	0.3

119.7
Liabilities in excess of other assets	(19.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A44

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Investments at value, including securities on loan of $737,109,799:
Unaffiliated investments (cost $3,364,799,657)	$3,798,352,696
Affiliated investments (cost $876,547,433)	876,547,433
Receivable for investments sold	16,980,184
Dividends and interest receivable	3,090,448
Receivable for Series shares sold	270,680
Prepaid expenses	21,104

Total Assets	4,695,262,545

LIABILITIES
Collateral for securities on loan	770,682,161
Payable to custodian	12,932,128
Payable for investments purchased	4,672,440
Management fee payable	1,487,111
Payable for Series shares repurchased	936,931
Accrued expenses and other liabilities	277,648
Deferred trustees’ fees	1,815
Affiliated transfer agent fees payable	832
Distribution fee payable	123
Administration fee payable	89

Total Liabilities	790,991,278

NET ASSETS	$3,904,271,267

Net assets were comprised of:
Paid-in capital	$3,553,603,150
Retained earnings	350,668,117

Net assets, June 30, 2008	$3,904,271,267

Class I:
Net asset value and redemption price per share, $3,903,695,870 / 160,205,952 outstanding shares of beneficial interest	$24.37

Class II:
Net asset value and redemption price per share, $575,397 / 23,470 outstanding shares of beneficial interest	$24.52

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $613,299 foreign withholding tax)	$29,404,743
Affiliated income from securities lending, net	1,945,989
Affiliated dividend income	1,334,319

32,685,051

EXPENSES
Management fee	9,085,053
Distribution fee—Class II	1,024
Administration fee—Class II	614
Custodian’s fees and expenses	289,000
Shareholders’ reports	113,000
Insurance expenses	43,000
Trustees’ fees	32,000
Legal fees and expenses	11,000
Audit fee	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	4,348

Total expenses	9,596,039

NET INVESTMENT INCOME	23,089,012

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(22,034,111)
Foreign currency transactions	(56,017)

(22,090,128)

Net change in unrealized appreciation (depreciation) on:
Investments	(357,031,679)
Foreign currencies	(647)

(357,032,326)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(379,122,454)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(356,033,442)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,089,012	$51,836,584
Net realized gain (loss) on investment and foreign currency transactions	(22,090,128)	385,190,299
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(357,032,326)	(37,720,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(356,033,442)	399,306,294

DISTRIBUTIONS
Class I	(436,963,357)	(49,976,890)
Class II	(63,526)	(9,549)

TOTAL DISTRIBUTIONS	(437,026,883)	(49,986,439)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	14,659,457	29,826,206
Series shares issued in reinvestment of distributions	437,026,883	49,986,439
Series shares repurchased	(179,556,140)	(408,578,092)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	272,130,200	(328,765,447)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(520,930,125)	20,554,408
NET ASSETS:
Beginning of period	4,425,201,392	4,404,646,984

End of period	$3,904,271,267	$4,425,201,392

SEE NOTES TO FINANCIAL STATEMENTS.

A45

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 64.2%	Shares	Value (Note 2)

Aerospace & Defense — 2.1%
Boeing Co. (The)	152,400	$10,015,728
European Aeronautic Defense and Space Co. (Netherlands)	31,629	595,936
General Dynamics Corp.	66,000	5,557,200
Honeywell International, Inc.	168,800	8,487,264
Lockheed Martin Corp.	144,000	14,207,040
Northrop Grumman Corp.	213,200	14,263,080
Raytheon Co.	216,700	12,195,876
United Technologies Corp.	68,600	4,232,620

		69,554,744

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(b)	9,300	510,012
HUB Group, Inc. (Class A Stock)(a)	9,500	324,235
United Parcel Service, Inc. (Class B Stock)	75,100	4,616,397

		5,450,644

Airlines
Deutsche Lufthansa AG (Germany)	6,913	148,946
Japan Airlines Corp. (Japan)	42,000	88,205

		237,151

Auto Components — 0.3%
Johnson Controls, Inc.	308,600	8,850,649
Nokian Renkaat Oyj (Finland)	4,662	221,128
Stanley Electric Co. Ltd. (Japan)	3,000	72,609
Tokai Rika Co. Ltd. (Japan)	2,800	57,880

		9,202,266

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	7,370	354,104
Daimler AG (Germany)	16,199	1,002,712
Fiat SpA (Italy)	35,613	579,672
Nissan Motor Co. Ltd. (Japan)	28,700	237,038
Peugeot SA (France)	7,834	423,131
Renault SA (France)	5,256	427,769
Toyota Motor Corp. (Japan)	18,700	882,300

		3,906,726

Beverages — 1.2%
Coca-Cola Co. (The)	327,600	17,028,648
Coca-Cola Enterprises, Inc.	150,300	2,600,190
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,485	94,817
Coca-Cola West Holdings Co. Ltd. (Japan)	1,700	39,624
Diageo PLC (United Kingdom)	13,467	246,731
Heineken NV (Netherlands)	1,118	56,933
Kirin Holdings Co. Ltd. (Japan)	41,000	640,185
Lion Nathan Ltd. (Australia)	20,782	170,339
Pepsi Bottling Group, Inc.	48,400	1,351,328
PepsiAmericas, Inc.	20,100	397,578
PepsiCo, Inc.	270,520	17,202,367

		39,828,740

Biotechnology — 0.5%
Amgen, Inc.(a)(b)	211,008	9,951,137
Cubist Pharmaceuticals, Inc.(a)(b)	116,700	2,084,262

COMMON STOCKS (continued)	Shares	Value (Note 2)

Biotechnology (continued)
Gilead Sciences, Inc.(a)	71,300	$3,775,335
OSI Pharmaceuticals, Inc.(a)(b)	35,200	1,454,464

		17,265,198

Building Products
Cie de Saint-Gobain (France)	811	50,226
Nippon Sheet Glass Co. Ltd. (Japan)	58,000	286,764

		336,990

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	12,673	207,306
Bank of New York Mellon Corp. (The)(b)	120,500	4,558,515
Charles Schwab Corp. (The)	105,500	2,166,970
Credit Suisse Group (Switzerland)	8,727	397,227
Daiwa Securities Group, Inc. (Japan)	32,000	294,128
Deutsche Bank AG (Germany)	8,037	688,482
Franklin Resources, Inc.	95,100	8,715,915
Goldman Sachs Group, Inc. (The)	45,000	7,870,500
Investec PLC (United Kingdom)	14,227	86,626
Knight Capital Group, Inc. (Class A Stock)(a)	44,600	801,908
Macquarie Group Ltd. (Australia)	7,205	335,961
Man Group PLC (United Kingdom)	3,923	48,462
Morgan Stanley	442,590	15,964,221
State Street Corp.	25,600	1,638,144

		43,774,365

Chemicals — 1.8%
Akzo Nobel NV (Netherlands)	424	29,016
BASF AG (Germany)	16,958	1,163,704
Bayer AG (Germany)	2,422	203,326
Dow Chemical Co. (The)	32,700	1,141,557
E.I. Du Pont de Nemours & Co.	182,100	7,810,269
K+S AG (Germany)	1,583	908,196
Koninklijke DSM NV (Netherlands)	17,667	1,035,497
Monsanto Co.	153,400	19,395,895
Mosaic Co. (The)(a)	74,100	10,722,270
Nippon Shokubai Co. Ltd. (Japan)	8,000	57,334
Olin Corp.(b)	52,600	1,377,068
OM Group, Inc.(a)	70,500	2,311,695
Syngenta AG (Switzerland)	711	230,345
Terra Industries, Inc.(b)	231,800	11,439,330
Yara International ASA (Norway)	12,810	1,131,323
Zep, Inc.(b)	15,300	227,664

		59,184,489

Commercial Banks — 1.8%
Allied Irish Banks PLC (Ireland)	15,749	242,707
Banco Bilbao Vizcaya Argentaria SA (Spain)	42,890	817,218
Banco Popolare Scarl (Italy)	5,238	92,536
Banco Santander SA (Spain)	115,516	2,107,489
Barclays PLC (United Kingdom)	136,015	771,677
BB&T Corp.(b)	159,500	3,631,815
BNP Paribas (France)	13,537	1,218,562

SEE NOTES TO FINANCIAL STATEMENTS.

A46

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
BOC Hong Kong Holdings Ltd. (Hong Kong)	78,500	$207,897
Central Pacific Financial Corp.(b)	39,800	424,268
Comerzbank AG (Germany)	22,062	656,459
Credit Agricole SA (France)	10,955	222,392
Danske Bank A/S (Denmark)	14,300	411,765
DBS Group Holdings Ltd. (Singapore)	19,000	263,379
Dexia (Belgium)	15,315	243,844
DNB NOR ASA (Norway)	19,700	250,272
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	605	37,417
Hachijuni Bank Ltd. (The) (Japan)	10,000	64,793
HBOS PLC (United Kingdom)	95,136	520,851
HSBC Holdings PLC (United Kingdom)	81,339	1,252,419
Huntington Bancshares, Inc.(b)	364,900	2,105,473
Hypo Real Estate Holding AG (Germany)	963	26,929
IKB Deutsche Industriebank AG (Germany)	5,049	22,502
Intesa Sanpaolo SpA (Italy)	25,367	130,712
KBC Groep NV (Belgium)	2,501	276,465
Lloyds TSB Group PLC (United Kingdom)	54,853	336,537
Mitsubishi UFJ Financial Group, Inc. (Japan)	21,700	192,303
Mitsui Trust Holdings, Inc. (Japan)	52,000	309,498
Mizuho Financial Group, Inc. (Japan)	183	854,810
National Australia Bank Ltd. (Australia)	25,628	651,062
Oriental Financial Group (Puerto Rico)	12,400	176,824
Provident Bankshares Corp.(b)	24,100	153,758
Regions Financial Corp.(b)	832,100	9,078,210
Resona Holdings, Inc. (Japan)	366	561,831
Royal Bank of Scotland Group PLC (United Kingdom)	179,119	762,533
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	17,500	322,859
Societe Generale (France)	7,129	618,079
Standard Chartered PLC (United Kingdom)	2,898	82,070
Svenska Handelbanken AB (Class A Stock) (Sweden)	12,000	284,285
Swedbank AB (Sweden)	10,600	203,669
U.S. Bancorp	149,732	4,176,025
UniCredit SpA (Italy)	131,203	798,090
United Overseas Bank Ltd. (Singapore)	7,000	95,799
Wachovia Corp.(b)	119,600	1,857,388
Wells Fargo & Co.(b)	567,700	13,482,874
Westpac Banking Corp. (Australia)	15,407	295,399
Zions Bancorporation(b)	270,600	8,521,194

		59,814,938

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies
Hays PLC (United Kingdom)	45,694	$81,922
Toppan Printing Co. Ltd. (Japan)	62,000	682,563

		764,485

Communications Equipment — 1.9%
Avocent Corp.(a)	53,000	985,800
Ciena Corp.(a)	323,700	7,500,129
Cisco Systems, Inc.(a)	619,900	14,418,874
Corning, Inc.	329,900	7,604,195
Emulex Corp.(a)(b)	105,400	1,227,910
Juniper Networks, Inc.(a)(b)	290,600	6,445,508
Nokia Oyj (Finland)	44,351	1,084,070
QUALCOMM, Inc.	538,100	23,875,497

		63,141,983

Computers & Peripherals — 2.8%
Apple, Inc.(a)	72,400	12,122,656
Dell, Inc.(a)(b)	568,800	12,445,344
Fujitsu Ltd. (Japan)	141,000	1,046,362
Hewlett-Packard Co.	687,165	30,379,565
International Business Machines Corp.	234,700	27,818,991
Lexmark International, Inc.(a)(b)	38,400	1,283,712
Logitech International SA (Switzerland)(a)	8,258	220,770
Mitsumi Electric Co. Ltd. (Japan)	7,400	164,816
QLogic Corp.(a)(b)	434,300	6,336,437
Western Digital Corp.(a)	32,200	1,111,866

		92,930,519

Construction & Engineering — 0.5%
Boart Longyear Group (Australia)	157,380	336,446
FLSmidth & Co. A/S (Denmark)	3,550	387,860
Fluor Corp.	82,700	15,388,815
JGC Corp. (Japan)	6,000	118,096
Kajima Corp. (Japan)	94,000	328,427
Kinden Corp. (Japan)	12,000	121,034
Leighton Holdings Ltd. (Australia)	5,014	244,420
Perini Corp.(a)	25,500	842,775
YIT Oyj (Finland)	9,837	245,640

		18,013,513

Construction Materials
HeidelbergCement AG (Germany)	661	94,603
Lafarge SA (France)	6,743	1,028,224

		1,122,827

Consumer Finance — 0.1%
American Express Co.	7,600	286,292
Capital One Financial Corp.	23,200	881,832
Discover Financial Services	90,500	1,191,885
SFCG Co. Ltd. (Japan)	770	91,659
Takefuji Corp. (Japan)	32,740	455,403

		2,907,071

Containers & Packaging — 0.1%
Ball Corp.	40,000	1,909,600
Greif, Inc. (Class A Stock)	34,400	2,202,632
Rock-Tenn Co. (Class A Stock)	14,400	431,856

		4,544,088

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Distributors
Pacific Brands Ltd. (Australia)	166,799	$283,827

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)(a)(b)	30,500	1,349,930

Diversified Financial Services — 2.0%
Babcock & Brown Ltd. (Australia)	24,218	174,125
Bank of America Corp.(b)	919,382	21,945,648
Challenger Financial Services Group Ltd. (Australia)	88,925	161,119
Citigroup, Inc.	1,363,662	22,854,976
Deutsche Boerse AG (Germany)	3,460	391,175
Fortis (Belgium)	25,358	402,798
IFIL-Investments SpA (Italy)	21,409	138,354
ING Groep NV (Netherlands)	21,504	679,908
Interactive Brokers Group, Inc. (Class A Stock)(a)	30,400	976,752
Investor AB (Sweden)	19,400	407,292
Istituto Finanziario Industriale SpA (Italy)(a)	9,648	191,219
JPMorgan Chase & Co.	542,494	18,612,969
MSCI, Inc. (Class A Stock)(a)	10,600	384,674
Pargesa Holding SA (Switzerland)	1,719	190,591

		67,511,600

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,194,247	40,234,181
BT Group PLC (United Kingdom)	130,855	518,406
CenturyTel, Inc.	162,200	5,772,698
France Telecom SA (France)	52,982	1,553,809
Nippon Telegraph & Telephone Corp. (Japan)	212	1,038,188
Portugal Telecom SGPS SA (Portugal)	40,571	458,880
Telecom Italia SpA (Italy)	120,966	195,285
Telefonica SA (Spain)	40,859	1,081,286
Telstra Corp Ltd. (Australia)	47,539	193,231
Verizon Communications, Inc.	522,088	18,481,915
Windstream Corp.	757,900	9,352,486

		78,880,365

Electric Utilities — 1.6%
American Electric Power Co., Inc.	298,000	11,988,540
Contact Energy Ltd. (New Zealand)	32,216	196,182
DPL, Inc.	23,200	612,016
Duke Energy Corp.	816,400	14,189,032
E.ON AG (Germany)	7,197	1,449,838
Edison International	252,900	12,994,002
EL Paso Electric Co.(a)(b)	10,700	211,860
Enel SpA (Italy)	134,410	1,275,071
Energias de Portugal SA (Portugal)	65,321	339,664
HongKong Electric Holdings (Hong Kong)	97,000	580,339
Iberdrola SA (Spain)	18,723	249,462
Pepco Holdings, Inc.	198,300	5,086,395
Progress Energy, Inc.(b)	39,000	1,631,370
Sierra Pacific Resources	25,000	317,750
Union Fenosa, SA (Spain)	5,685	330,369

		51,451,890

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	39,166	$1,108,627
Acuity Brands, Inc.(b)	70,900	3,408,872
Alstom (France)	2,885	661,549
Emerson Electric Co.	301,200	14,894,339
Energy Conversion Devices, Inc.(a)	17,800	1,310,792
First Solar, Inc.(a)	2,400	654,768
Hubbell, Inc. (Class B Stock)	10,500	418,635
Mitsubishi Electric Corp. (Japan)	27,000	291,143
Prysmian SpA (Italy)	3,905	98,584

		22,847,309

Electronic Equipment & Instruments — 0.1%
Agilent Technologies, Inc.(a)	83,600	2,971,144
Cognex Corp.	17,100	394,155
Hitachi Ltd. (Japan)	49,000	353,477
Hoya Corp. (Japan)	4,100	94,792
Nippon Electric Glass Co. Ltd. (Japan)	56,000	968,800
Premier Farnell PLC (United Kingdom)	14,762	51,629
Shimadzu Corp. (Japan)	11,000	109,498

		4,943,495

Energy Equipment & Services — 2.0%
Cameron International Corp.(a)	148,300	8,208,405
ENSCO International, Inc.(b)	58,000	4,682,920
FMC Technologies, Inc.(a)(b)	123,400	9,493,162
Halliburton Co.	277,700	14,737,539
Noble Corp.	97,800	6,353,088
Patterson-UTI Energy, Inc.	131,200	4,728,448
Petroleum Geo-Services ASA Norway(a)	24,700	604,866
Pride International, Inc.(a)(b)	58,300	2,757,007
Schlumberger Ltd. (Netherlands)	69,300	7,444,899
Smith International, Inc.	42,600	3,541,764
Unit Corp.(a)	30,600	2,538,882

		65,090,980

Exchange Traded Fund
iShares MSCI EAFE Index Fund	6,300	432,810

Food & Staples Retailing — 1.7%
AWB Ltd. (Australia)	17,190	39,715
Casino Guichard-Perrachon SA (France)	4,198	474,077
CVS Caremark Corp.	93,100	3,683,967
Koninklijke Ahold NV (Netherlands)	8,209	110,047
Kroger Co. (The)	525,900	15,182,733
Safeway, Inc.	446,500	12,747,575
SUPERVALU, Inc.	48,000	1,482,720
UNY Co. Ltd. (Japan)	11,000	108,358
Wal-Mart Stores, Inc.	354,300	19,911,660
Wesfarmers Ltd. (Australia), PPS	4,488	161,901
Wesfarmers Ltd. (Australia)	10,067	359,973
Woolworths Ltd. (Australia)	30,552	716,111

		54,978,837

Food Products — 1.0%
Archer-Daniels-Midland Co.(b)	325,600	10,989,000
ConAgra Foods, Inc.	52,100	1,004,488

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Dean Foods Co.(a)(b)	21,300	$417,906
Del Monte Foods Co.	59,000	418,900
General Mills, Inc.	179,500	10,908,215
Goodman Fielder Ltd. (Australia)	363,948	490,204
Lindt & Spruengli AG (Switzerland)	70	192,904
Nestle SA (Class B Stock) (Switzerland)	27,070	1,219,901
Nichirei Corp. (Japan)	25,000	128,314
Nisshin Seifun Group, Inc. (Japan)	4,000	50,252
Sara Lee Corp.	469,700	5,753,825
Unilever PLC (United Kingdom)	14,122	401,232
Wilmar International Ltd. (Singapore)	267,000	992,995

		32,968,136

Gas Utilities
Tokyo Gas Co. Ltd. (Japan)	76,000	306,333

Healthcare Equipment & Supplies — 1.6%
Analogic Corp.	9,400	592,858
Baxter International, Inc.	154,000	9,846,760
Becton, Dickinson & Co.(b)	145,900	11,861,670
Covidien Ltd. (Bermuda)	145,000	6,944,050
Medtronic, Inc.	415,800	21,517,650
St. Jude Medical, Inc.(a)(b)	10,700	437,416
Stryker Corp.(b)	27,200	1,710,336
Terumo Corp. (Japan)	1,400	71,460

		52,982,200

Healthcare Providers & Services — 0.9%
Express Scripts, Inc.(a)(b)	233,300	14,632,576
Humana, Inc.(a)	70,300	2,795,831
Suzuken Co. Ltd. (Japan)	5,300	195,659
UnitedHealth Group, Inc.(b)	450,800	11,833,500

		29,457,566

Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	180,900	5,777,946
Doutor Nichires Holdings Co. Ltd. (Japan)	3,200	48,760
International Speedway Corp.	7,200	281,016
Jack in the Box, Inc.(a)(b)	102,300	2,292,543
Kuoni Reisen Holding AG (Switzerland)	241	115,541
McDonald’s Corp.	149,600	8,410,513
OPAP SA (Greece)	20,488	716,854
TABCORP Holdings Ltd. (Australia)	71,264	670,194
Tatts Group Ltd. (Australia)	55,279	124,534
Wyndham Worldwide Corp.	37,200	666,252
Yum! Brands, Inc.(b)	192,800	6,765,352

		25,869,505

Household Durables — 0.1%
Matsushita Electric Industrial Co. Ltd. (Japan)	63,000	1,358,667
Taylor Wimpey PLC (United Kingdom)	55,142	67,549
Whirlpool Corp.(b)	15,800	975,334

		2,401,550

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 1.5%
Henkel AG & Co. KGaA (Germany)	1,303	$48,777
Kimberly-Clark Corp.	245,400	14,670,012
Procter & Gamble Co.	549,405	33,409,318
Reckitt Benckiser Group PLC (United Kingdom)	16,539	835,352

		48,963,459

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)(b)	258,200	4,960,022
Electric Power Development Co. Ltd. (Japan)	13,200	489,787

		5,449,809

Industrial Conglomerates — 2.3%
3M Co.	156,900	10,918,671
Cookson Group PLC (United Kingdom)	2,941	36,587
General Electric Co.	1,877,500	50,110,474
Hutchison Whampoa Ltd. (Hong Kong)	42,000	423,380
Siemens AG (Germany)	2,914	321,215
Tyco International Ltd. (Bermuda)	352,100	14,098,084
Wendel (France)	4,826	488,609

		76,397,020

Insurance — 2.8%
ACE Ltd. (Cayman Islands)	196,900	10,847,221
Aegon NV (Netherlands)	40,195	528,433
Aflac, Inc.	30,000	1,884,000
Allianz AG (Germany)	3,940	692,503
Allied World Assurance Co. Holdings Ltd. (Bermuda)	10,100	400,162
Allstate Corp. (The)	195,400	8,908,286
American Financial Group, Inc.	120,900	3,234,075
American International Group, Inc.	218,835	5,790,374
Arch Capital Group Ltd. (Bermuda)(a)	20,200	1,339,664
Aspen Insurance Holdings Ltd. (Bermuda)	69,300	1,640,331
Aviva PLC (United Kingdom)	106,705	1,057,883
AXA SA (France)	1,805	53,186
Chubb Corp. (The)	145,100	7,111,351
CNP Assurances (France)	2,470	278,485
Endurance Specialty Holdings Ltd. (Bermuda)	67,800	2,087,562
Hartford Financial Services Group, Inc.	181,200	11,700,085
Legal & General Group PLC (United Kingdom)	107,545	213,404
Mapfre SA (Spain)	156,441	746,790
MetLife, Inc.(b)	88,700	4,680,699
Tokio Marine Holdings, Inc. (Japan)	5,900	230,032
Montpelier Re Holdings Ltd. (Bermuda)	60,600	893,850
Muenchener Rueckversicherungs AG (Germany)	4,405	772,681
Old Mutual PLC (United Kingdom)	326,305	599,008
PartnerRe Ltd. (Bermuda)	68,800	4,756,144

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Platinum Underwriters Holdings Ltd. (Bermuda)	140,700	$4,588,227
Royal & Sun Alliance Insurance Group (United Kingdom)	46,557	115,906
SCOR SE (France)	12,889	293,482
Swiss Reinsurance (Switzerland)	9,592	635,871
Travelers Cos., Inc. (The)	324,400	14,078,961
XL Capital Ltd. (Class A Stock)	79,400	1,632,464
Zurich Financial Services AG (Switzerland)	1,737	442,683

		92,233,803

Internet & Catalog Retail — 0.1%
Dena Co. Ltd. (Japan)	33	194,547
Home Retail Group (United Kingdom)	127,400	550,520
IAC/Interactive Corp.(a)	169,300	3,264,104

		4,009,171

Internet Software & Services — 0.8%
EarthLink, Inc.(a)(b)	364,100	3,149,465
eBay, Inc.(a)	430,800	11,773,764
Google, Inc. (Class A Stock)(a)	18,200	9,580,844
Valueclick, Inc.(a)	48,900	740,835

		25,244,908

IT Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)	204,900	8,343,528
Affiliated Computer Services, Inc. (Class A Stock)(a)	42,100	2,251,929
Automatic Data Processing, Inc.(b)	32,700	1,370,130
Convergys Corp.(a)	16,700	248,162
MAXIMUS, Inc.(b)	7,000	243,740

		12,457,489

Leisure Equipment & Products
Jakks Pacific, Inc.(a)	14,700	321,195
Sankyo Co. Ltd. (Japan)	3,600	234,609

		555,804

Life Sciences, Tools & Services — 0.3%
Applera Corp. — Applied Biosystems Group	203,500	6,813,180
Dionex Corp.(a)(b)	25,500	1,692,435
Thermo Fisher Scientific, Inc.(a)(b)	54,900	3,059,577

		11,565,192

Machinery — 0.9%
Alfa Laval AB (Sweden)	8,000	123,595
Atlas Copco AB (Class A Stock) (Sweden)	9,200	134,553
Caterpillar, Inc.(b)	18,800	1,387,816
Charter PLC (United Kingdom)	31,972	550,314
Crane Co.	16,000	616,480
Cummins, Inc.	49,200	3,223,584
Deere & Co.	45,200	3,260,276
EnPro Industries, Inc.(a)(b)	15,500	578,770
Hitachi Construction Machine Co. Ltd. (Japan)	3,600	100,862

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Illinois Tool Works, Inc.	102,400	$4,865,024
Ingersoll-Rand Co. (Class A Stock) (Bermuda)	296,800	11,109,223
Komori Corp. (Japan)	14,000	255,253
Kone Oyj (Class B Stock) (Finland)	6,227	217,671
Konecranes Oyj (Finland)	10,425	428,044
MAN AG (Germany)	6,278	695,049
NSK Ltd. (Japan)	32,000	279,964
Scania AB-B Shares (Sweden)	9,200	125,260
Sulzer AG (Switzerland)	1,410	178,138
Trelleborg AB (Class B Stock) (Sweden)	3,000	45,016
Volvo AB (Class B Stock) (Sweden)	16,193	197,183

		28,372,075

Marine — 0.1%
Mitsui OSK Lines Ltd. (Japan)	30,000	427,462
Nippon Yusen KK (Japan)	112,000	1,076,912
Orient Overseas International Ltd. (Hong Kong)	21,000	105,037

		1,609,411

Media — 2.0%
CBS Corp. (Class B Stock)	362,019	7,055,750
Comcast Corp. (Class A Stock)(b)	40,673	771,567
Daily Mail & General Trust (United Kingdom)	9,901	61,511
DIRECTV Group, Inc.(a)	573,900	14,869,749
Fuji Television Network, Inc. (Japan)	147	221,500
Gannett Co., Inc.(b)	414,200	8,975,714
Time Warner, Inc.(b)	104,350	1,544,380
Viacom, Inc. (Class B Stock)(a)	323,700	9,885,798
Vivendi (France)	23,728	894,697
Walt Disney Co.(b)	676,000	21,091,201

		65,371,867

Metals & Mining — 0.9%
Alcoa, Inc.(b)	145,400	5,179,148
Anglo American PLC (United Kingdom)	17,338	1,217,711
ArcelorMittal (Netherlands)	9,701	957,667
BHP Billiton Ltd. (Australia)	31,048	1,300,698
BHP Billiton PLC (United Kingdom)	18,144	695,822
Eurasian Natural Resources Corp. (United Kingdom)(a)	3,050	80,360
Newmont Mining Corp.	253,000	13,196,481
Nucor Corp.	30,400	2,269,968
OneSteel Ltd. (Australia)	59,359	423,371
Rio Tinto Ltd. (Australia)	1,119	145,355
Rio Tinto PLC (United Kingdom)	18,603	2,240,302
Salzgitter AG (Germany)	4,462	816,682
ThyssenKrupp AG (Germany)	8,846	554,395
Vedanta Resources PLC (United Kingdom)	644	27,812
Voestalpine AG (Austria)	6,790	555,662
Xstrata PLC (Switzerland)	7,384	588,212
Yamato Kogyo Co. Ltd. (Japan)	6,400	304,977

		30,554,623

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multiline Retail — 0.1%
Big Lots, Inc.(a)(b)	84,600	$2,642,904
Dollar Tree, Inc.(a)	17,400	568,806
Marks & Spencer Group PLC (United Kingdom)	46,229	300,605

		3,512,315

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	5,309	72,780
Centerpoint Energy, Inc.	89,800	1,441,290
Dominion Resources, Inc.(b)	14,100	669,609
DTE Energy Co.(b)	32,500	1,379,300
National Grid PLC (United Kingdom)	82,791	1,085,245
NiSource, Inc.	147,900	2,650,368
Public Service Enterprise Group, Inc.	123,600	5,676,948
RWE AG (Germany)	4,143	521,254
Suez SA (France)	1,906	129,203

		13,625,997

Office Electronics — 0.3%
Ricoh Co. Ltd. (Japan)	3,000	54,132
Xerox Corp.	763,500	10,353,060
Zebra Technologies Corp.(a)	18,400	600,576

		11,007,768

Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.(b)	115,700	16,082,300
BP PLC (United Kingdom)	194,005	2,248,630
Chesapeake Energy Corp.	123,500	8,146,060
Chevron Corp.	477,156	47,300,474
ConocoPhillips (Class B Stock)	348,434	32,888,685
Cosmo Oil Co. Ltd. (Japan)	16,000	57,861
Devon Energy Corp.	75,400	9,060,064
ENI SpA (Italy)	36,418	1,352,944
Exxon Mobil Corp.(b)	1,094,016	96,415,631
Lundin Petroleum AB (Sweden)(a)	6,600	97,120
Marathon Oil Corp.	246,300	12,775,581
Nippon Oil Corp. (Japan)	60,000	402,882
Noble Energy, Inc.	24,200	2,433,552
Occidental Petroleum Corp.	227,400	20,434,164
OMV AG (Austria)	2,070	161,730
Repsol YPF SA (Spain)	20,100	788,814
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	42,938	1,719,370
Royal Dutch Shell PLC (Netherlands)	50,471	2,068,880
Singapore Petroleum Co. Ltd. (Singapore)	35,000	169,784
Southwestern Energy Co.(a)	15,100	718,911
StatoilHydro ASA (Norway)	9,900	369,367
Sunoco, Inc.(b)	47,300	1,924,637
Total SA (France)	30,229	2,573,051
Williams Cos., Inc.	410,500	16,547,255

		276,737,747

Paper & Forest Products
Mondi PLC (United Kingdom)	28,488	167,209
Sonae Industria SGPS SA (Portugal)	6,140	24,933

		192,142

COMMON STOCKS (continued)	Shares	Value (Note 2)

Personal Products — 0.1%
Avon Products, Inc.	32,200	$1,159,844
Nu Skin Enterprises, Inc. (Class A Stock)	32,700	487,884

		1,647,728

Pharmaceuticals — 4.4%
Abbott Laboratories	234,800	12,437,356
AstraZeneca PLC (United Kingdom)	14,179	602,867
Bristol-Myers Squibb Co.	475,900	9,770,227
Eli Lilly & Co.	279,400	12,897,104
Forest Laboratories, Inc.(a)	52,100	1,809,954
GlaxoSmithKline PLC (United Kingdom)	57,314	1,266,969
Johnson & Johnson	510,598	32,851,875
King Pharmaceuticals, Inc.(a)	383,600	4,016,292
Kyowa Hakko Kogyo Co. Ltd. (Japan)	54,000	553,298
Medicines Co. (The)(a)	30,100	596,582
Merck & Co., Inc.	594,300	22,399,167
Novartis AG (Switzerland)	37,081	2,040,649
Pfizer, Inc.(b)	1,687,365	29,478,267
Roche Holding AG (Switzerland)	3,418	614,462
Sanofi-Aventis (France)	25,061	1,665,279
Shionogi & Co. Ltd. (Japan)	29,000	572,162
Taisho Pharmaceutical Co. Ltd. (Japan)	14,000	259,604
Tanabe Seiyaku Co. Ltd. (Japan)	8,000	104,572
Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	14,400	244,080
Wyeth	243,500	11,678,260

		145,859,026

Real Estate Investment Trusts — 0.5%
Brandywine Realty Trust(b)	230,900	3,638,984
CBL & Associates Properties, Inc.(b)	105,800	2,416,472
Host Hotels & Resorts, Inc.(b)	407,000	5,555,551
ING Industrial Fund (Australia)	247,412	372,376
iStar Financial, Inc.(b)	100,700	1,330,247
Mirvac Group (Australia)	32,272	91,575
ProLogis(b)	10,100	548,935
Strategic Hotels & Resorts, Inc.	68,500	641,845
Sunstone Hotel Investors, Inc.	114,800	1,905,680

		16,501,665

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	11,000	148,270
Hysan Development Co. Ltd. (Hong Kong)	16,000	43,913
IMMOFINANZ AG (Austria)	11,857	122,080
K.K. DaVinci Advisors (Japan)(a)	696	476,519
Leopalace21 Corp. (Japan)	19,800	283,430
Meinl European Land Ltd. (Austria)(a)	14,406	161,516
Nomura Real Estate Holdings, Inc. (Japan)	10,200	215,172

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development (continued)
Wharf (Holdings) Ltd. (The) (Hong Kong)	42,000	$175,870
Wheelock & Co. Ltd. (Hong Kong)	69,000	184,950

		1,811,720

Road & Rail — 0.8%
Burlington Northern Santa Fe Corp.	10,000	998,900
Central Japan Railway Co. (Japan)	83	914,536
CSX Corp.	200,600	12,599,686
National Express Group PLC (United Kingdom)	2,170	40,935
Norfolk Southern Corp.(b)	205,200	12,859,884

		27,413,941

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.(a)	64,500	671,445
Analog Devices, Inc.	168,700	5,359,599
Broadcom Corp. (Class A Stock)(a)(b)	486,300	13,271,127
Intel Corp.(b)	620,200	13,321,896
LSI Logic Corp.(a)(b)	119,200	731,888
Micrel, Inc.	49,100	449,265
Micronics Japan Co. Ltd. (Japan)	800	28,855
National Semiconductor Corp.	120,000	2,464,800
Silicon Laboratories, Inc.(a)	58,600	2,114,874
Teradyne, Inc.(a)	134,100	1,484,487
Texas Instruments, Inc.	464,500	13,080,320
Volterra Semiconductor Corp.(a)	16,400	283,064

		53,261,620

Software — 2.6%
Adobe Systems, Inc.(a)	338,500	13,333,515
Hitachi Software Engineering Co. Ltd. (Japan)	2,300	50,577
Konami Corp. (Japan)	4,800	167,707
Microsoft Corp.	1,814,000	49,903,139
Nintendo Co. Ltd. (Japan)	1,800	1,015,398
Oracle Corp.(a)	460,900	9,678,900
SAP AG (Germany)	1,947	101,534
Sumisho Computer Systems Corp. (Japan)	1,600	29,232
Symantec Corp.(a)(b)	682,200	13,200,570

		87,480,572

Specialty Retail — 0.7%
Buckle, Inc. (The)	10,100	461,873
Christopher & Banks Corp.	35,600	242,080
Esprit Holdings Ltd. (Hong Kong)	74,900	778,082
Fast Retailing Co. Ltd. (Japan)	9,000	852,663
Gymboree Corp.(a)	128,800	5,161,016
Home Depot, Inc.	318,350	7,455,756
Limited Brands, Inc.(b)	201,700	3,398,645
Rent-A-Center, Inc.(a)(b)	177,400	3,649,118
Shimamura Co. Ltd. (Japan)	800	49,273
Gap, Inc. (The)(b)	151,700	2,528,839

		24,577,345

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.(a)(b)	389,300	11,242,983
Deckers Outdoor Corp.(a)(b)	40,800	5,679,360

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Jones Apparel Group, Inc.	249,700	$3,433,375
Nisshinbo Industries, Inc. (Japan)	19,000	225,635
Onward Kashiyama Co. Ltd.	15,000	157,508
Skechers U.S.A., Inc. (Class A Stock)(a)	27,600	545,376
Swatch Group AG (Switzerland)	10,742	501,085

		21,785,322

Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association	270,100	5,269,651
Hudson City Bancorp, Inc.(b)	623,100	10,393,308
Sovereign Bancorp, Inc.(b)	70,000	515,200

		16,178,159

Tobacco — 1.0%
Altria Group, Inc.	386,600	7,948,496
British American Tobacco PLC (United Kingdom)	18,537	639,412
Imperial Tobacco Group PLC (United Kingdom)	30,162	1,120,475
Philip Morris International, Inc.	245,700	12,135,123
Reynolds American, Inc.(b)	226,900	10,589,423

		32,432,929

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	9,500	410,020
Itochu Corp. (Japan)	55,000	585,817
Marubeni Corp. (Japan)	34,000	284,014
Mitsubishi Corp. (Japan)	23,400	771,296
Mitsui & Co. Ltd. (Japan)	32,000	706,691
Noble Group Ltd.	17,000	29,613
Sumitomo Corp. (Japan)	10,100	132,688
WESCO International, Inc.(a)	14,100	564,564

		3,484,703

Transportation Infrastructure
Macquarie Infrastructure Group (Australia)	318,911	709,282

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	94	580,722
Vodafone Group PLC (United Kingdom)	877,804	2,586,283

		3,167,005

TOTAL COMMON STOCKS ($2,075,835,757)		2,127,908,687

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	888	35,149
Volkswagen AG (Germany)	2,439	353,071

		388,220

Banking
JPMorgan Chase Capital XXVI	28,000	724,920

TOTAL PREFERRED STOCKS (cost $1,089,099)		1,113,140

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

RIGHTS				Units	Value (Note 2)

Commercial Banks
Barclays PLC (United Kingdom)(a)				29,146	$5,515
HBOS PLC (United Kingdom)(a)				38,054	8,148

TOTAL RIGHTS (cost $0)					13,663

LONG-TERM BONDS — 30.4%	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.75%	08/15/10	$2,150	2,175,794
Boeing Capital Corp., Sr. Notes(b)	A2	6.10%	03/01/11	925	974,233
Goodrich Corp., Notes	Baa2	6.80%	07/01/36	848	860,807
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125%	02/15/11	3,500	3,731,137
Raytheon Co., Sr. Notes	Baa1	5.50%	11/15/12	595	610,133

					8,352,104

Airlines — 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	Ba1	6.817%	05/23/11	2,520	2,192,401
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	298	271,066
Delta Air Lines, Inc., Pass Through Certs.	Baa1	6.821%	08/10/22	506	412,289
Southwest Airlines Co., Notes	Baa1	6.50%	03/01/12	1,005	980,145

					3,855,901

Asset Backed Securities — 0.6%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(g)	Baa1	2.9413%	03/15/12	1,170	1,135,800
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(g)	Baa1	2.9712%	02/15/12	60	58,589
Amortizing Residential Collateral Trust, Ser. 2002-BC7 M2(g)	BB(f)	3.8325%	10/25/32	107	63,300
Amortizing Residential Collateral Trust, Ser. 2002-BC9 M1(g)	Aa2	4.1325%	12/25/32	2,375	1,980,915
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(g)	Baa2	2.8712%	01/15/16	3,209	2,699,464
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(g)	A1	4.1325%	03/25/33	698	552,327
Centex Home Equity, Ser. 2005-A, Class M2(g)	Aa2	2.9825%	01/25/35	1,790	1,437,828
Citibank Credit Card Insurance Trust, Ser. 2006-C1, Class C1(g)	Baa2	2.8819%	02/20/15	1,350	1,162,611
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	Aaa	5.12%	07/25/35	1,215	1,192,766
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.70%	07/25/34	1,280	1,125,257
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(g)	Aa2	3.002%	06/25/36	1,450	1,084,475
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(g)	Aa1	2.9719%	01/20/35	476	378,844
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.00%	02/15/12	1,830	1,904,151
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(g)	A2	3.5825%	03/25/34	701	586,245
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(g)	Aa2	3.382%	07/25/32	1,425	1,147,711
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(g)	A(f)	4.8075%	04/25/32	374	212,873
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(g)	Aaa	3.757%	09/25/32	1,086	941,722
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(g)	Aa2	2.922%	10/25/35	1,170	981,966
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(g)	Aa2	2.9925%	02/25/34	1,325	1,095,782
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(g)	Aa2	2.732%	05/25/36	1,100	738,770
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	559	534,892

					21,016,288

Automotive
Johnson Controls, Inc., Sr. Notes	A3	5.50%	01/15/16	245	235,043

Banking — 0.9%
Banco Bradesco (Cayman Islands), Notes	A2	8.75%	10/24/13	1,760	2,006,400
Bank of America Corp., Jr. Sub. Notes(g)	A1	8.00%	12/29/49	2,200	2,061,114
Bank of America Corp., Sub. Notes	Aa3	5.75%	08/15/16	1,775	1,694,853
Bank of America NA, Sub. Notes	Aa1	5.30%	03/15/17	930	853,693
Bank of America NA, Sub. Notes	Aa1	6.00%	10/15/36	410	363,399
Bank One Corp., Sub. Notes	Aa3	7.875%	08/01/10	2,250	2,381,632

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Bear Stearns Co., Inc. (The), Unsec. Notes	Baa1	5.30%	10/30/15	$515	$482,054
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Baa1	6.40%	10/02/17	330	326,103
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Baa1	7.25%	02/01/18	1,175	1,226,189
Citigroup, Inc., Jr. Sub. Notes(g)	A2	8.40%	04/30/49	1,900	1,806,159
Citigroup, Inc., Sub. Notes	A1	5.00%	09/15/14	454	420,478
Citigroup, Inc., Sub. Notes	A1	6.125%	08/25/36	570	482,081
Citigroup, Inc., Sub. Notes	A1	5.625%	08/27/12	2,800	2,754,672
Citigroup, Inc., Sr. Unsec. Notes	Aa3	6.875%	03/05/38	520	501,797
DEPFA ACS Bank (Ireland), Notes, 144A	Aaa	5.125%	03/16/37	1,380	1,310,765
First Union National Bank, Sub. Notes	Aa2	7.80%	08/18/10	2,100	2,213,104
HSBC Bank USA, Sr. Notes	Aa2	3.875%	09/15/09	250	246,939
Icici Bank Ltd. (India), Notes, 144A(g)	Baa2	3.25%	01/12/10	2,385	2,312,496
Icici Bank Ltd. (Singapore), Notes, 144A	Baa2	5.75%	11/16/10	1,410	1,393,965
JPMorgan Chase & Co., Sub. Notes	Aa3	6.50%	01/15/09	1,100	1,106,271
JPMorgan Chase & Co., Jr. Sub. Notes(g)	A1	7.90%	04/29/49	2,000	1,875,280
MUFG Capital Finance 1 Ltd., (Cayman Islands), Gtd. Notes(g)	A2	6.346%	07/29/49	800	693,434
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes	Aa2	7.625%	09/14/10	695	737,779
Wells Fargo Bank, Sub. Notes	Aa1	4.75%	02/09/15	585	557,993
Wells Fargo Bank, Sub. Notes	Aa1	6.45%	02/01/11	65	67,925
Wells Fargo Capital XIII, Notes, M.T.N.(g)	Aa3	7.70%	12/26/49	1,000	994,047

					30,870,622

Brokerage — 0.5%
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3	5.45%	11/01/12	600	598,495
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625%	01/15/17	1,190	1,102,603
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.45%	05/01/36	1,615	1,440,091
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%	10/01/37	104	95,134
Lehman Brothers Holdings, Inc., Sr. Notes, M.T.N.	A1	5.25%	02/06/12	1,715	1,622,962
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.	A1	6.875%	05/02/18	700	677,674
Lehman Brothers Holdings, Inc., Sub. Notes	A2	6.50%	07/19/17	582	538,419
Merrill Lynch & Co, Inc., Notes	A1	4.25%	02/08/10	1,170	1,144,886
Merrill Lynch & Co, Inc., Notes	A1	4.79%	08/04/10	295	286,807
Merrill Lynch & Co, Inc., Notes	A1	5.00%	01/15/15	615	560,384
Merrill Lynch & Co, Inc., Notes, M.T.N(b)	A1	5.77%	07/25/11	520	518,378
Merrill Lynch & Co, Inc., Notes, M.T.N	A1	6.875%	04/25/18	980	932,691
Merrill Lynch & Co, Inc., Sr. Unsec. Notes	A1	6.40%	08/28/17	35	32,432
Morgan Stanley, Notes	Aa3	5.30%	03/01/13	845	814,207
Morgan Stanley, Notes, M.T.N.	Aa3	5.45%	01/09/17	1,045	949,099
Morgan Stanley, Sr. Notes, M.T.N.(b)	Aa3	5.25%	11/02/12	930	904,995
Morgan Stanley, Sr. Unsec. Notes(b)	Aa3	5.75%	10/18/16	1,300	1,201,682
Morgan Stanley, Sr. Unsec. Notes, M.T.N.	Aa3	5.95%	12/28/17	620	562,839
Morgan Stanley, Sub. Notes	A1	4.75%	04/01/14	1,170	1,066,139

					15,049,917

Building Materials & Construction — 0.1%
American Standard, Inc., Gtd. Notes	Baa3	7.625%	02/15/10	770	807,496
Hanson PLC (United Kingdom), Sr. Unsub. Notes	Baa3	7.875%	09/27/10	1,000	1,051,936
Lafarge SA (France), Notes	Baa2	6.15%	07/15/11	910	915,308

					2,774,740

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes(e)	Baa2	9.455%	11/15/22	255	308,290
Comcast Corp., Gtd. Notes	Baa2	6.45%	03/15/37	220	204,752
Comcast Corp., Sr. Unsec. Notes	Baa2	6.50%	11/15/35	450	427,781
Cox Communications, Inc., Notes, Class A	Baa3	6.75%	03/15/11	950	980,439
Cox Communications, Inc., Notes, Class A	Baa3	7.875%	08/15/09	1,275	1,308,016
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.40%	07/02/12	2,510	2,484,646

					5,713,924

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods — 0.2%
Caterpillar Financial Services Corp., Notes, M.T.N.	A2	5.50%	03/15/16	$825	$826,517
Caterpillar, Inc., Debs.	A2	7.25%	09/15/09	700	728,474
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	5.80%	10/15/12	460	434,769
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	6.375%	10/15/17	1,302	1,163,468
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	7.00%	10/15/37	380	316,077
FedEx Corp., Gtd. Notes	Baa2	7.25%	02/15/11	400	416,480
General Electric Co., Sr. Unsec. Notes	Aaa	5.25%	12/06/17	200	192,266
Honeywell International, Inc., Sr. Unsec. Notes	A2	5.70%	03/15/37	45	42,397
Honeywell International, Inc., Sr. Unsub. Notes	A2	6.125%	11/01/11	1,095	1,161,668
United Technologies Corp., Debs.	A2	8.875%	11/15/19	390	500,061
United Technologies Corp., Notes	A2	6.35%	03/01/11	825	868,100

					6,650,277

Chemicals — 0.3%
Dow Chemical Co. (The), Debs.	A3	5.97%	01/15/09	390	393,974
Dow Chemical Co. (The), Sr. Notes	A3	6.125%	02/01/11	685	707,511
Huntsman LLC, Gtd. Notes	Ba1	11.625%	10/15/10	2,000	2,065,000
ICI Wilmington, Inc., Gtd. Notes	Baa2	5.625%	12/01/13	720	728,112
Lubrizol Corp., Sr. Notes	Baa3	4.625%	10/01/09	860	855,965
Monsanto Co., Gtd. Notes	A2	5.875%	04/15/38	605	582,335
PPG Industries, Inc., Sr. Unsec. Notes	A3	5.75%	03/15/13	3,500	3,558,657
Union Carbide Corp., Debs.	Ba2	7.50%	06/01/25	460	450,061

					9,341,615

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(g)	Aaa	4.452%	02/25/35	1,302	1,236,990
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(g)	Aaa	4.378%	03/25/35	940	915,642
Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Aaa	6.00%	01/25/36	3,654	3,470,370
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(g)	Aaa	4.353%	02/25/37	3,778	3,729,154
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,324	1,210,273
JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1(g)	Aaa	4.069%	07/25/35	2,539	2,482,350
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.00%	04/25/19	455	404,764
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	862	808,749
Washington Mutual Alternative Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	504	484,977

					14,743,269

Commercial Mortgage Backed Securities — 3.8%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(g)	AAA(f)	4.873%	03/11/41	2,500	2,441,957
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,709,534
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(g)	AAA(f)	5.1227%	11/10/42	855	840,079
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A4(g)	AAA(f)	5.929%	05/10/45	2,300	2,245,873
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(g)	Aaa	5.838%	06/10/49	5,900	5,822,849
Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class A-6(g)	AAA(f)	4.75%	02/13/46	4,500	4,249,557
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	1,775	1,698,416
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB, I/O(g)	Aaa	5.286%	10/12/42	2,400	2,338,452
Commerical Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(g)	A-(f)	5.44%	09/15/30	890	793,262
Commercial Mortgage Load Trust, Ser. 2008-LS1, Class A2(g)	Aaa	6.221%	12/10/49	2,200	2,195,391
Commercial Mortgage Pass-Through Certificates, I/O Ser. 2004-LB2A, Class X2, 144A(g)	AAA(f)	0.873%	03/10/39	10,753	187,475
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3	Aaa	5.311%	12/15/39	1,790	1,681,033
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	859,539
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,353,025
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(g)	AAA(f)	5.552%	02/15/39	2,700	2,600,337
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(g)	AAA(f)	6.015%	05/15/46	2,200	2,100,915
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(f)	7.62%	06/10/33	2,613	2,715,822
General Electric Capital Commercial Mortgage Corp., I/O, Ser. 2004-C2, Class X2, 144A(g)	Aaa	0.554%	03/10/40	20,404	266,779

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Mortgage Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	$2,720	$2,549,080
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2003-C1, Class A4	Aaa	4.111%	07/05/35	7,700	7,196,880
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	9,550	9,171,020
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(g)	AAA(f)	5.587%	04/10/38	6,650	6,466,562
JPMorgan Chase & Co., Ser. 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	2,340	2,261,684
JPMorgan Chase & Co., Ser. 2005-LDP5, Class A4(g)	Aaa	5.3445%	12/15/44	5,000	4,815,976
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,200	4,075,260
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	6,084,752
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	2,500	2,358,543
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	3,774,980
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/0(g)	Aaa	0.07%	04/15/43	135,260	577,965
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class ASB	Aaa	5.37%	05/15/45	3,700	3,552,900
JPMorgan Commercial Mortgage Finance Corp., Ser. 2000-C10, Class A2(g)	Aaa	7.371%	08/15/32	7,501	7,726,830
JPMorgan Commercial Mortgage Finance Corp., Ser. 2003-CB6, Class A2(g)	Aaa	5.255%	07/12/37	2,100	2,075,882
KeyCorp., Ser. 2000-C1, Class A2(g)	Aaa	7.727%	05/17/32	7,909	8,175,445
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.83%	11/15/27	1,460	1,429,924
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(g)	AAA(f)	4.826%	08/15/29	3,910	3,794,239
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	2,480	2,380,776
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)	Aaa	6.104%	06/12/46	1,795	1,768,420
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,930,102
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(g)	AAA(f)	5.944%	10/15/42	2,600	2,538,470
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,360,612
Morgan Stanley Capital I, Ser. 2007-T27, AAB(g)	AAA(f)	5.803%	06/11/42	1,105	1,067,749

					127,234,346

Consumer — 0.1%
Avon Products, Inc., Sr. Unsec. Notes	A2	5.75%	03/01/18	1,500	1,493,286
Newell Rubbermaid, Inc., Sr. Unsec. Notes	Baa2	6.25%	04/15/18	1,700	1,687,261
Whirlpool Corp., Notes	Baa2	6.125%	06/15/11	965	990,296

					4,170,843

Electric — 0.7%
Appalachian Power Co., Sr. Notes, Ser. J	Baa2	4.40%	06/01/10	620	616,392
Arizona Public Service Co., Sr. Unsec.	Baa2	6.375%	10/15/11	1,305	1,313,994
Arizona Public Service Co., Unsec. Notes	Baa2	6.25%	08/01/16	175	166,703
Baltimore Gas & Electric Co., Sr. Unsec. Notes	Baa2	6.35%	10/01/36	550	500,976
Carolina Power & Light Co., First Mtge. Bonds(b)	A2	5.25%	12/15/15	525	526,653
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2	Baa2	5.70%	03/15/13	740	743,375
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. K2	Baa2	6.95%	03/15/33	590	591,094
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	5.375%	12/15/15	730	725,427
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	6.75%	04/01/38	200	206,975
Consumers Energy Co., First Mtge. Bonds, Ser. B	Baa1	5.375%	04/15/13	325	324,823
Dominion Resources, Inc., Sr. Notes, Ser. D	Baa2	5.125%	12/15/09	970	980,838
Duke Energy Carolinas LLC, First. Mtge Bonds	A2	6.05%	04/15/38	550	543,726
Duke Energy Carolinas LLC, Sr. Unsub. Notes	A3	6.10%	06/01/37	960	912,183
E.ON International Finance BV (Netherlands), Bonds, 144A	A2	6.65%	04/30/38	890	886,113
El Paso Electric Co., Sr. Unsec. Notes	Baa2	6.00%	05/15/35	670	565,044
Empresa Nacional de Electricidad S.A. (Chile), Bonds, Ser. B	Baa3	8.50%	04/01/09	1,070	1,099,307

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
Empresa Nacional de Electricidad S.A. (Chile), Notes	Baa3	8.625%	08/01/15	$1,295	$1,472,143
Energy East Corp., Notes	Baa2	6.75%	09/15/33	145	137,715
Exelon Corp., Notes	Baa1	4.90%	06/15/15	155	142,621
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.95%	10/01/33	295	291,061
Georgia Power Co., Unsub. Notes	A2	5.70%	06/01/17	495	505,438
Indiana Michigan Power Co., Sr. Notes	Baa2	5.05%	11/15/14	460	434,147
Midamerican Energy Holdings Co., Sr. Notes, 144A	Baa1	5.75%	04/01/18	205	203,053
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.95%	05/15/37	300	281,442
National Rural Utilities Cooperative Finance Corp., Notes, Ser. C, M.T.N.	A2	7.25%	03/01/12	185	196,933
Nevada Power Co., Mtge. Bonds, Ser. O	Baa3	6.50%	05/15/18	1,260	1,284,860
NiSource Finance Corp., Gtd. Notes	Baa3	5.25%	09/15/17	245	217,283
NiSource Finance Corp., Gtd. Notes	Baa3	5.45%	09/15/20	350	305,390
NSTAR Electric Co., Debs.	A1	4.875%	04/15/14	565	559,271
Oncor Electric Delivery Co., Debs.	Ba1	7.00%	09/01/22	475	463,180
Oncor Electric Delivery Co., Sec. Notes	Ba1	6.375%	01/15/15	345	340,420
Pacific Gas & Electric Co., Unsec. Notes	A3	6.05%	03/01/34	1,550	1,494,561
PPL Electric Utilities Corp., Sec. Notes	A3	6.25%	08/15/09	1,500	1,532,788
Public Service Co. of New Mexico, Sr. Unsec. Notes	Baa3	7.95%	05/15/18	140	144,043
Public Service Electric & Gas Co., Mtge. Bonds	A3	5.80%	05/01/37	535	514,482
Southern California Edison Co., First Mtge. Bonds	A2	4.65%	04/01/15	470	455,728
Xcel Energy, Inc., Sr. Notes	Baa1	3.40%	07/01/08	605	604,987
Xcel Energy, Inc., Sr. Notes	Baa1	5.613%	04/01/17	199	193,824
Xcel Energy, Inc., Sr. Notes	Baa1	6.50%	07/01/36	445	445,969

					22,924,962

Energy – Integrated — 0.1%
ConocoPhillips, Notes	A1	8.75%	05/25/10	1,505	1,637,816
LUKOIL International Finance BV (Netherlands), Gtd Notes, 144A	Baa2	6.356%	06/07/17	560	527,100
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.50%	07/18/16	1,425	1,348,335

					3,513,251

Energy – Other — 0.2%
Devon Financing Corp. ULC, Gtd. Notes	Baa1	7.875%	09/30/31	225	265,747
Halliburton Co., Sr. Unsec. Notes	A2	5.50%	10/15/10	150	155,396
Nexen, Inc. (Canada), Unsec. Notes	Baa2	6.40%	05/15/37	200	189,367
Pioneer Natural Resources Co., Bonds	Ba1	6.875%	05/01/18	1,500	1,407,899
Valero Energy Corp., Sr. Notes(b)	Baa3	6.125%	06/15/17	860	830,574
Valero Energy Corp., Sr. Notes	Baa3	6.625%	06/15/37	255	233,796
Weatherford International, Inc., Gtd. Notes	Baa1	6.35%	06/15/17	970	982,494
Western Oil Sands, Inc. (Canada), Sec. Notes	Baa1	8.375%	05/01/12	360	391,650
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00%	11/15/13	1,315	1,263,288
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	6.25%	08/01/17	585	591,012

					6,311,223

Foods — 0.6%
Bunge Ltd. Finance Corp., Notes	Baa2	5.35%	04/15/14	1,040	971,785
Cadbury Schweppes U.S. Finance LLC, Gtd. Notes, 144A	Baa2	3.875%	10/01/08	810	809,171
Cargill, Inc., 144A, Notes	A2	3.625%	03/04/09	1,875	1,861,858
Cargill, Inc., 144A, Sr. Unsec. Notes	A2	6.00%	11/27/17	670	666,157
ConAgra Foods, Inc., Notes	Baa2	7.875%	09/15/10	430	454,546
Delhaize Group (Belgium), Notes(b)	Baa3	6.50%	06/15/17	480	484,185
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.75%	10/23/17	1,005	991,923
Dr. Pepper Snapple Group, Inc., Sr. Notes, 144A	Baa3	6.82%	05/01/18	510	512,104
General Mills, Inc., Sr. Unsec. Notes	Baa1	6.00%	02/15/12	2,185	2,246,772
Heinz Co., Notes, 144A	Baa2	6.428%	12/01/08	1,290	1,301,262
Kellogg Co., Notes, Ser. B	A3	6.60%	04/01/11	1,875	1,972,684
Kraft Foods, Inc., Sr. Unsec. Notes	Baa2	5.625%	11/01/11	850	857,607
Kraft Foods, Inc., Sr. Unsec. Notes	Baa2	6.125%	02/01/18	980	952,639

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (continued)
Kroger Co. (The), Gtd. Notes	Baa2	6.75%	04/15/12	$45	$47,389
Kroger Co. (The), Gtd. Notes	Baa2	6.80%	04/01/11	670	698,663
McDonald’s Corp., Sr. Unsec. Notes	A3	5.80%	10/15/17	720	734,946
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.(b)	A3	4.30%	03/01/13	500	494,845
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.	A3	6.30%	03/01/38	1,185	1,173,873
PepsiCo, Inc., Unsec. Notes	Aa2	5.00%	06/01/18	365	356,116
Tricon Global Restaurants, Sr. Notes	Baa2	8.875%	04/15/11	180	194,562
Tyson Foods, Inc., Sr. Unsec. Notes	Ba1	6.85%	04/01/16	735	667,926
Whitman Corp., Notes	Baa1	6.375%	05/01/09	1,530	1,566,879

					20,017,892

Foreign Government Bonds — 0.5%
DP World Ltd., Bonds, 144A	A1	6.85%	07/02/37	1,680	1,441,561
Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes. 144A	A3	7.288%	08/16/37	1,300	1,194,700
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625%	12/01/23	350	434,000
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	200	192,389
Petrobras International Finance Co. (Cayman Islands), Bonds	Baa1	8.375%	12/10/18	1,185	1,350,900
Quebec Province (Canada), Notes(b)	Aa2	4.60%	05/26/15	735	732,478
Quebec Province (Canada), Sr. Unsec. Notes	Aa2	5.75%	02/15/09	500	508,046
Republic of Italy (Italy), Notes, M.T.N.	A+(f)	5.375%	06/15/33	800	821,343
RSHB Capital SA for OJSC Russian Agricultural Bank (Russia), Bonds, 144A	A3	6.299%	05/15/17	2,190	2,020,603
United Mexican States Global Bond (Mexico), Notes	Baa1	5.875%	01/15/14	4,245	4,414,800
United Mexican States Global Bond (Mexico), Notes	Baa1	7.50%	01/14/12	1,290	1,402,230

					14,513,050

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes(b)	Caa1	5.50%	07/01/10	625	558,594

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Notes(e)	A1	5.875%	05/15/16	1,145	1,178,043
AmerisourceBergen Corp., Gtd. Notes	Ba1	5.625%	09/15/12	915	909,488
AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes	A1	6.45%	09/15/37	495	503,933
Bristol-Myers Squibb Co., Unsub. Notes	A2	5.875%	11/15/36	275	256,533
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.00%	10/15/17	1,150	1,163,907
Genentech, Inc., Sr. Notes	A1	4.75%	07/15/15	280	277,587
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	810	806,907
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	863,590
HCA, Inc., Sec. Notes	B2	9.25%	11/15/16	1,925	1,982,751
Laboratory Corp. of America Holdings, Sr. Unsec. Notes	Baa3	5.625%	12/15/15	580	547,839
Merck & Co., Inc., Bonds	Aa3	5.75%	11/15/36	110	105,112
Merck & Co., Inc., Debs.	Aa3	5.95%	12/01/28	165	161,725
Schering-Plough Corp., Sr. Notes	Baa1	5.55%	12/01/13	720	724,769
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.00%	09/15/17	884	872,985
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.55%	09/15/37	340	332,051
Teva Pharmaceutical Finance LLC, Gtd. Notes	Baa2	6.15%	02/01/36	120	114,889
Wyeth, Notes	A3	5.95%	04/01/37	1,715	1,655,382
Wyeth, Unsub. Notes	A3	5.50%	03/15/13	910	928,776
Wyeth, Unsub. Notes	A3	5.50%	02/01/14	255	257,062
Wyeth, Unsub. Notes	A3	6.45%	02/01/24	60	61,748

					13,705,077

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsub. Notes	A3	5.75%	06/15/11	390	403,384
Aetna, Inc., Sr. Unsub. Notes	A3	6.625%	06/15/36	515	494,534
Cigna Corp., Sr. Unsec. Notes	Baa2	6.15%	11/15/36	670	590,184
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125%	01/15/15	2,290	2,108,773
UnitedHealth Group, Inc., Bonds	Baa1	6.00%	06/15/17	195	189,868
UnitedHealth Group, Inc., Bonds	Baa1	6.50%	06/15/37	420	382,998
UnitedHealth Group, Inc., Bonds	Baa1	6.625%	11/15/37	420	386,791

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Healthcare Insurance (continued)
UnitedHealth Group, Inc., Bonds(b)	Baa1	6.875%	02/15/38	$445	$421,110
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	5.25%	03/15/11	1,350	1,343,748
Wellpoint, Inc., Notes	Baa1	5.00%	12/15/14	860	806,979

					7,128,369

Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs., 144A(b)(g)	A1	8.175%	05/15/58	890	837,587
American International Group, Inc., Jr. Sub. Notes	A1	6.25%	03/15/37	420	328,761
American International Group, Inc., Notes	Aa3	4.25%	05/15/13	1,080	991,711
American International Group, Inc., Sr. Notes	Aa3	5.05%	10/01/15	180	163,094
American International Group, Inc., Sr. Unsec. Notes, M.T.N.	Aa3	5.85%	01/16/18	1,660	1,555,177
AXA SA (France), Sub. Notes	A3	8.60%	12/15/30	155	166,945
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	4.75%	05/15/12	440	446,031
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.00%	03/15/34	850	739,615
Lincoln National Corp., Sr. Unsec. Notes	A3	6.30%	10/09/37	492	462,052
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes	Baa2	5.15%	09/15/10	265	263,223
MetLife, Inc., Sr. Notes	A2	5.70%	06/15/35	1,020	899,386
MetLife, Inc., Sr. Notes	A2	6.125%	12/01/11	335	348,811
MetLife, Inc., Sr. Notes	A2	6.375%	06/15/34	400	383,674
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes	A2	6.75%	06/20/36	685	690,190
W.R. Berkley Corp., Sr. Notes	Baa2	5.60%	05/15/15	555	532,470
W.R. Berkley Corp., Sr. Notes	Baa2	6.15%	08/15/19	460	436,898
XL Capital Ltd. (Cayman Islands), Sr. Notes	Baa1	5.25%	09/15/14	85	77,103

					9,322,728

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Baa3	6.75%	05/15/18	2,800	2,640,582
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes	Baa3	6.25%	02/15/13	1,645	1,588,358

					4,228,940

Media & Entertainment — 0.1%
Chancellor Media Corp., Gtd. Notes	Baa3	8.00%	11/01/08	575	583,545
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,050	1,116,017
Time Warner, Inc., Debs.	Baa2	9.15%	02/01/23	505	579,380
Time Warner, Inc., Gtd. Notes	Baa2	6.75%	04/15/11	640	654,259
Time Warner, Inc., Gtd. Notes	Baa2	7.25%	10/15/17	790	804,383
Viacom, Inc., Sr. Notes	Baa3	6.875%	04/30/36	895	840,483

					4,578,067

Metals — 0.1%
Alcan, Inc. (Canada), Notes	A3	4.50%	05/15/13	115	110,188
Alcan, Inc. (Canada), Notes	A3	5.00%	06/01/15	600	574,754
Alcoa, Inc., Sr. Notes	Baa1	5.90%	02/01/27	70	62,126
Rio Tinto Finance USA Ltd. (Luxembourg), Gtd. Notes	A3	5.875%	07/15/13	1,000	1,005,544
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	125	122,399
United States Steel Corp., Sr. Unsub. Notes	Baa3	5.65%	06/01/13	580	564,725

					2,439,736

Mortgage Backed Securities — 12.3%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	5,917	5,764,858
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	10,112	9,963,622
Federal Home Loan Mortgage Corp.		5.214%	12/01/35(g)	2,943	2,975,524
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	35,000	34,475,000
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-02/01/34	8,701	8,606,497
Federal Home Loan Mortgage Corp.		5.532%	06/01/36(g)	4,900	4,988,126
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	3,119	3,176,977
Federal Home Loan Mortgage Corp.		6.00%	TBA 30 YR	22,000	22,151,250
Federal Home Loan Mortgage Corp.		6.50%	12/01/14	337	351,020
Federal Home Loan Mortgage Corp.		7.00%	02/01/31-11/01/33	3,838	4,052,715

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (continued)
Federal National Mortgage Assn.		4.00%	06/01/19	$1,820	$1,724,765
Federal National Mortgage Assn.		4.143%	07/01/33(g)	836	836,224
Federal National Mortgage Assn.		4.352%	11/01/35(g)	3,726	3,725,963
Federal National Mortgage Assn.		4.50%	11/01/18-01/01/35	12,562	12,086,007
Federal National Mortgage Assn.		5.00%	01/01/19-07/01/35	18,528	17,903,648
Federal National Mortgage Assn.		5.00%	TBA 15 YR	23,750	23,430,848
Federal National Mortgage Assn.		5.00%	TBA 30 YR	51,500	49,359,556
Federal National Mortgage Assn.		5.50%	03/01/16-05/01/37	51,606	51,179,403
Federal National Mortgage Assn.		5.50%	TBA 30 YR	54,750	53,962,968
Federal National Mortgage Assn.		5.906%	06/01/37(g)	12,424	12,659,104
Federal National Mortgage Assn.		6.00%	04/01/13-02/01/35	19,175	19,498,465
Federal National Mortgage Assn.		6.00%	TBA 30 YR	12,700	12,780,193
Federal National Mortgage Assn.		6.50%	07/01/17-09/01/37	12,812	13,230,244
Federal National Mortgage Assn.		7.00%	08/01/11-06/01/32	1,006	1,066,546
Federal National Mortgage Assn.		7.50%	06/01/12-05/01/32	751	793,763
Government National Mortgage Assn.		5.50%	11/15/32-02/15/36	12,986	12,968,714
Government National Mortgage Assn.		6.00%	04/15/33-08/15/37	7,426	7,556,900
Government National Mortgage Assn.		6.00%	TBA 30 YR	11,000	11,130,625
Government National Mortgage Assn.		6.50%	01/15/24-07/15/35	5,500	5,713,123
Government National Mortgage Assn.		8.00%	01/15/24-04/15/25	205	223,532

					408,336,180

Non-Captive Finance — 0.5%
Capital One Bank Corp., Sub. Notes	A3	6.50%	06/13/13	20	19,585
Capital One Financial Corp., Sr. Notes, M.T.N.	A3	5.70%	09/15/11	600	570,688
CIT Group Funding Co. (Canada), Gtd. Notes	Baa1	5.20%	06/01/15	680	468,374
Countrywide Financial Corp., Gtd. Notes, M.T.N.	Baa3	5.80%	06/07/12	1,190	1,125,509
General Electric Capital Corp., Notes, M.T.N.	Aaa	5.55%	05/04/20	1,190	1,141,479
General Electric Capital Corp., Notes, Ser. A, M.T.N	Aaa	6.125%	02/22/11	950	992,581
General Electric Capital Corp., Sr. Unsec. Notes	Aaa	5.625%	05/01/18	500	483,528
General Electric Capital Corp., Sr. Unsec. Notes	Aaa	5.875%	01/14/38	720	652,513
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aaa	4.375%	11/21/11	2,525	2,530,535
GMAC LLC, Unsub., Notes(g)	B3	3.9256%	05/15/09	660	620,578
Household Finance Corp., Notes	Aa3	4.75%	05/15/09	370	370,372
HSBC Finance Corp., Sr. Notes	Aa3	5.70%	06/01/11	440	443,527
International Lease Finance Corp., Sr. Unsec. Notes	A1	6.375%	03/25/13	1,850	1,688,619
International Lease Finance Corp., Unsub. Notes	A1	3.50%	04/01/09	580	565,100
Residential Capital LLC, Sec. Notes, 144A(b)	Caa3	9.625%	05/15/15	816	395,760
SLM Corp., Sr. Unsec. Notes, M.T.N.	Baa2	8.45%	06/15/18	4,840	4,643,185

					16,711,933

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	535	487,712

Pipelines & Other — 0.3%
Atmos Energy Corp., Notes	Baa3	4.00%	10/15/09	1,680	1,661,928
Duke Energy Field Services LLC, Notes	Baa2	7.875%	08/16/10	1,760	1,847,053
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	6.875%	03/01/33	140	137,457
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625%	10/15/09	740	737,352
Oneok Partners LP, Notes	Baa2	6.65%	10/01/36	420	400,314
Sempra Energy, Sr. Unsec. Notes	Baa1	6.00%	02/01/13	90	92,394
Spectra Energy Capital LLC, Gtd. Notes(b)	Baa1	6.20%	04/15/18	3,190	3,103,692
Spectra Energy Capital LLC, Sr. Unsub. Notes	Baa1	6.25%	02/15/13	235	239,158

					8,219,348

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Debs.	Baa1	6.70%	08/01/28	670	672,896
CSX Corp., Sr. Notes	Baa3	6.25%	03/15/18	395	380,245
CSX Corp., Sr. Unsub. Notes	Baa3	6.15%	05/01/37	715	599,431

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Railroads (continued)
Norfolk Southern Corp., Sr. Notes	Baa1	7.80%	05/15/27	$18	$20,205
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	5.59%	05/17/25	525	474,578
Union Pacific Corp., Notes	Baa2	3.625%	06/01/10	1,375	1,349,787
Union Pacific Corp., Notes	Baa2	6.65%	01/15/11	750	782,806

					4,279,948

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP, Gtd. Notes	Baa3	5.75%	04/01/12	1,295	1,217,928
Mack-Cali Realty LP, Notes	Baa2	7.25%	03/15/09	1,270	1,284,088
Post Apartment Homes LP, Notes	Baa3	6.30%	06/01/13	660	631,230
Post Apartment Homes LP, Sr. Notes	Baa3	5.45%	06/01/12	435	407,294
Simon Property Group LP, Sr. Unsec. Notes	A3	6.125%	05/30/18	2,800	2,723,828
Simon Property Group LP, Unsec. Notes	A3	5.75%	05/01/12	1,500	1,499,964

					7,764,332

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	08/15/11	1,000	1,024,609
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	06/01/17	1,640	1,613,024
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.35%	03/15/12	850	789,828
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.90%	12/01/16	5	4,343
Home Depot, Inc. (The), Sr. Unsec. Notes	Baa1	5.875%	12/16/36	325	265,501
May Department Stores Co. (The), Notes	Baa3	6.65%	07/15/24	135	109,313
Nordstrom, Inc., Sr. Unsec. Notes	Baa1	6.25%	01/15/18	4,500	4,380,364
Target Corp., Sr. Unsec. Notes(b)	A2	7.00%	01/15/38	1,525	1,563,573
Wal-Mart Stores, Inc., Bonds	Aa2	5.25%	09/01/35	245	212,859
Wal-Mart Stores, Inc. (The), Sr. Unsec. Notes	Aa2	6.20%	04/15/38	1,045	1,026,769

					10,990,183

Structured Note — 0.1%
CDX North America High Yield, Sec. Notes, Ser. 10-T, 144A	B3	8.875%	06/29/13	2,300	2,124,625

Technology — 0.3%
Computer Sciences Corp., Sr. Unsec. Notes, 144A(b)	Baa1	6.50%	03/15/18	1,800	1,808,717
Dell, Inc., Sr. Unsec. Notes, 144A	A2	4.70%	04/15/13	1,625	1,581,487
Electronic Data Systems Corp., Notes	Baa3	7.45%	10/15/29	120	131,849
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,005,053
Intuit, Inc., Sr. Unsec. Notes	Baa2	5.40%	03/15/12	600	594,489
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875%	07/15/10	1,875	1,830,470
Motorola, Inc., Sr. Notes	Baa2	8.00%	11/01/11	99	101,098
Oracle Corp., Sr. Unsec. Notes	A2	5.75%	04/15/18	1,155	1,154,012
Oracle Corp., Sr. Unsec. Notes	A2	6.50%	04/15/38	600	601,487

					8,808,662

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Unsec. Notes	A3	6.375%	03/01/35	580	550,938
AT&T Corp., Sr. Notes(e)	A2	8.00%	11/15/31	1,530	1,756,445
AT&T, Inc., Notes	A2	4.125%	09/15/09	1,070	1,071,251
AT&T, Inc., Notes	A2	5.30%	11/15/10	1,260	1,288,568
AT&T, Inc., Sr. Unsec. Notes(b)	A2	5.60%	05/15/18	1,045	1,019,587
AT&T Wireless Services, Inc., Notes	A2	8.125%	05/01/12	640	700,990
AT&T Wireless Services, Inc., Sr. Notes	A2	8.75%	03/01/31	1,339	1,588,829
BellSouth Corp., Notes	A2	4.20%	09/15/09	1,175	1,177,395
British Telecom PLC (United Kingdom), Bonds	Baa1	9.125%	12/15/30	1,475	1,773,075
Cingular Wireless LLC, Sr. Notes	A2	7.125%	12/15/31	505	513,188
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.75%	06/15/30	295	338,477
Embarq Corp., Notes	Baa3	7.082%	06/01/16	350	332,414
Embarq Corp., Notes	Baa3	7.995%	06/01/36	1,600	1,513,571
France Telecom SA (France), Notes	A3	8.50%	03/01/31	375	453,915
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes	Baa2	8.00%	10/01/10	530	560,760
PCCW-HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00%	11/15/11	2,370	2,528,929

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (continued)
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	$2,000	$1,995,000
Qwest Corp., Notes	Ba1	8.875%	03/15/12	2,000	2,040,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.25%	11/15/13	320	302,287
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	6.999%	06/04/18	1,000	1,008,518
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	215,513
TELUS Corp. (Canada), Notes	Baa1	8.00%	06/01/11	1,255	1,347,451
U.S. Cellular Corp., Sr. Notes	Baa3	6.70%	12/15/33	470	421,062
Verizon Communications, Inc., Sr. Unsec. Notes(b)	A3	6.10%	04/15/18	3,400	3,375,437
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.75%	02/15/10	800	835,974

					28,709,574

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec. Notes	A2	4.875%	05/16/13	860	844,801
Reynolds American, Inc., Bonds	Baa3	6.75%	06/15/17	950	945,050
Reynolds American, Inc., Bonds	Baa3	7.25%	06/15/37	410	403,495

					2,193,346

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Bank		4.75%	05/07/10	415	426,883
Federal Farm Credit Bank		4.875%	01/17/17	855	867,634
Federal Home Loan Bank		3.50%	07/16/10	1,145	1,150,297
Federal Home Loan Bank		4.375%	10/03/08	8,140	8,172,543
Federal Home Loan Bank		4.50%	05/13/11	160	164,006
Federal Home Loan Bank		4.75%	04/24/09	4,470	4,537,828
Federal Home Loan Bank		5.00%	10/16/09	14,165	14,250,881
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,490,050
Federal Home Loan Mortgage Corp.		3.875%	06/29/11	770	775,978
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	620	626,190
Federal Home Loan Mortgage Corp.		5.25%	07/18/11	4,300	4,500,991
Federal National Mortgage Assn.		3.00%	07/12/10	1,760	1,752,047
Federal National Mortgage Assn.		3.375%	05/19/11	415	412,953
Federal National Mortgage Assn.(b)		3.875%	07/12/13	20,147	19,875,902
Federal National Mortgage Assn.		5.00%	03/15/16	672	685,925
Federal National Mortgage Assn.		6.125%	03/15/12	1,275	1,370,591
Tennessee Valley Authority		4.50%	04/01/18	1,445	1,411,699

					63,472,398

U.S. Government Treasury Obligations — 2.6%
United States Treasury Bonds(b)		5.00%	05/15/37	3,285	3,530,350
United States Treasury Bonds		6.00%	02/15/26	765	895,947
United States Treasury Bonds		6.25%	08/15/23	1,725	2,052,346
United States Treasury Bonds		6.875%	08/15/25	545	694,875
United States Treasury Bonds		7.50%	11/15/16	4,395	5,489,975
United States Treasury Bonds		7.875%	02/15/21	2,290	3,053,213
United States Treasury Bonds		8.125%	08/15/21	3,665	5,007,020
United States Treasury Bonds		8.75%	05/15/20-08/15/20	2,805	3,947,243
United States Treasury Bonds		8.875%	08/15/17	5,505	7,496,264
United States Treasury Inflation Index Bonds		0.88%	04/15/10	1,531	1,556,962
United States Treasury Inflation Index Bonds(b)		1.625%	01/15/15-1/15/18	1,449	1,490,106
United States Treasury Inflation Index Bonds(b)		1.875%	07/15/13-07/15/15	2,113	2,224,861
United States Treasury Inflation Index Bonds(b)		2.00%	01/15/26-01/15/26	5,044	5,275,191
United States Treasury Inflation Index Bonds		2.375%	04/15/11-01/15/27	5,043	5,326,508
United States Treasury Inflation Index Bonds(b)		2.50%	07/15/16	931	1,016,804
United States Treasury Inflation Index Bonds		2.625%	07/15/17	415	457,850
United States Treasury Inflation Index Bonds(b)		3.00%	07/15/12	1,374	1,508,637
United States Treasury Inflation Index Bonds		3.375%	01/15/12-04/15/32	666	762,507
United States Treasury Inflation Index Bonds		3.50%	01/15/11	629	685,124
United States Treasury Inflation Index Bonds		3.625%	04/15/28	956	1,193,121

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Treasury Obligations (continued)
United States Treasury Inflation Index Bonds		3.875%	04/15/29	$1,052	$1,366,677
United States Treasury Inflation Index Bonds		4.25%	01/15/10	626	670,880
United States Treasury Notes		3.375%	06/30/13	4,410	4,417,925
United States Treasury Notes(b)		3.875%	05/15/18	5,615	5,568,064
United States Treasury Notes(b)		4.875%	08/15/16	4,570	4,899,538
United States Treasury Strips(b)(i)		5.067%	02/15/19	11,340	7,083,100
United States Treasury Strips(i)		5.133%	11/15/18	1,230	779,990
United States Treasury Strips(i)		4.169%	02/15/20	8,090	4,763,230
United States Treasury Strips(b)(i)		4.997%	05/15/20	5,865	3,406,157

					86,620,465

TOTAL LONG-TERM BONDS (cost $1,022,296,288)					1,007,969,484

BANK LOANS — 0.7%
Automotive — 0.1%
Oshkosh Truck Corp., Bank Loan(h)	Ba3	4.414%	12/06/13	1,955	1,829,554

Cable
Insight Midwest Holdings LLC, Bank Loan(h)	B1	4.19%	10/06/13	1,216	1,148,727

Electric — 0.1%
NRG Energy, Bank Loan(h)	Ba1	2.701%	02/01/13	439	417,605
NRG Energy, Bank Loan(h)	Ba1	4.301%	02/01/13	897	852,538
Texas Competitive Electric Holdings Co. LLC, Bank Loan(h)	Ba3	6.235%	10/10/14	993	917,787

					2,187,930

Foods — 0.1%
Aramark Corp., Bank Loan(h)	Ba3	4.731%	01/26/14	105	99,325
Aramark Corp., Bank Loan(h)	Ba3	4.776%	01/26/14	1,658	1,563,439

					1,662,764

Healthcare & Pharmaceutical — 0.2%
Community Health Systems, Bank Loan(h)	Ba3	1.00%	07/25/14	81	76,443
Community Health Systems, Bank Loan(h)	Ba3	4.859%	07/25/14	1,588	1,494,689
DaVita, Inc., Bank Loan(h)	Ba1	4.084%	10/05/12	1,200	1,151,250
HCA, Inc., Bank Loan(h)	Ba3	5.0506%	11/17/13	1,970	1,847,451
Health Management Association, Bank Loan(h)	Ba3	4.5506%	02/28/14	1,141	1,059,029

					5,628,862

Media & Entertainment
Idearc, Inc., Bank Loan(h)	Ba3	4.787%	11/17/14	1,478	1,177,895

Paper
Domtar Corp., Bank Loan(h)	Ba1	3.8575%	03/05/14	958	922,983
Georgia Pacific, Bank Loan(h)	Baa3	4.449%	12/20/12	995	938,002

					1,860,985

Pipelines & Other
Enterprise GP Holdings LP, Bank Loan(h)	Ba2	4.853%	11/08/14	1,000	984,375

Technology — 0.2%
First Data Corp., Bank Loan(h)	Ba3	5.261%	09/24/14	1,191	1,091,700
First Data Corp., Bank Loan(h)	Ba3	5.5519%	09/24/14	1,489	1,366,548
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	4.9475%	10/01/14	1,002	912,463
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	4.9631%	10/01/14	288	262,203
Metavante Corp., Bank Loan(h)	Ba2	4.623%	11/01/14	998	955,106
Sensata Technologies, Bank Loan(h)	Ba3	4.662%	04/27/13	1,386	1,280,765

					5,868,785

TOTAL BANK LOANS (cost $23,612,208)					22,349,877

TOTAL LONG-TERM INVESTMENTS (cost $3,122,833,352)					3,159,354,851

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

SHORT-TERM INVESTMENTS — 23.7%	Interest Rate	Maturity Date	Shares	Value (Note 2)

Affiliated Mutual Funds — 23.6%
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(d)			18,122,566	$161,653,289
Dryden Core Investment Fund — Taxable Money Market Series (cost $620,179,762; includes $428,663,793 of cash collateral for securities on loan) (Note 4)(c)(d)			620,179,762	620,179,762

TOTAL AFFILIATED MUTUAL FUNDS (cost $800,702,844)				781,833,051

			Principal Amount (000)
U.S. Government Treasury Obligation — 0.1%
United States Treasury Bill (cost $3,983,147)(e)(j)	1.92%	09/18/08	$4,000	3,984,260

TOTAL SHORT-TERM INVESTMENTS (cost $804,685,991)				785,817,311

TOTAL INVESTMENTS(k) — 119.0% (cost $3,927,519,343)				3,945,172,162
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (19.0)%				(628,278,954)

TOTAL NET ASSETS — 100.0%				$3,316,893,208

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
PPS	Price Protected Share
TBA	To Be Announced

*	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $407,477,206; cash collateral of $428,663,793 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Indicates a security that has been deemed illiquid.

(i)	Represents zero-coupon bond. Rate shown reflects effective yield at the time of purchase.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	As of June 30, 2008, 156 securities representing $86,108,217 and 2.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $86,108,217 were valued using Other Significant Observable Inputs (Level 2, as defined below).

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Long Positions:
206	2-Yr. U.S. T-Notes	Sept. 08	$43,273,899	$43,507,844	$233,945
173	5-Yr. U.S. T-Notes	Sept. 08	18,943,777	19,125,961	182,184
101	S&P 500 Index	Sept. 08	34,213,050	32,347,775	(1,865,275)
272	U.S. Long Bond	Sept. 08	30,888,295	31,441,500	553,205

					(895,941)

Short Position:
2	10-Yr. U.S. T-Notes	Sept. 08	228,154	227,844	310

					$(895,631)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	7/1/2018	$1,475	4.691%	3 Month LIBOR	$4,180
Merrill Lynch Capital Services, Inc.(a)	2/15/2025	1,765	5.082%	3 Month LIBOR	(37,579)
Goldman Sachs International(b)	5/15/2015	5,920	4.547%	3 Month LIBOR	(13,964)
Morgan Stanley Capital Services, Inc.(a)	7/1/2010	4,290	3.550%	3 Month LIBOR	2,794
Morgan Stanley Capital Services, Inc.(a)	6/13/2010	7,340	3.773%	3 Month LIBOR	39,225
Goldman Sachs International(a)	6/16/2013	4,795	4.467%	3 Month LIBOR	50,698
Morgan Stanley Capital Services, Inc.(a)	6/11/2013	3,075	4.367%	3 Month LIBOR	19,987
Morgan Stanley Capital Services, Inc.(b)	2/15/2025	1,765	5.082%	3 Month LIBOR	37,480

					$102,821

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	6/20/2012	$3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$62,424
Citibank NA(a)	9/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	28,687
Barclays Bank PLC(a)	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	64,236
JPMorgan Chase Bank(a)	9/20/2012	1,256	1.52%	Residential Capital LLC, 6.50%, 04/17/13	685,679
Deutsche Bank AG(a)	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	83,140
Goldman Sachs International(a)	9/20/2013	1,300	1.02%	Anheuser Busch Cos., Inc., 5.625%, 10/01/10	(147)
JPMorgan Chase Bank(a)	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	71,579
Credit Suisse International(a)	6/20/2016	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	(23,512)
Merrill Lynch Capital Services(a)	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	51,705
Credit Suisse International(a)	9/20/2017	3,000	0.99%	Gannett Co., Inc., 6.375%, 04/01/12	299,588
Morgan Stanley Capital Services, Inc.(a)	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(18,077)
Barclays Bank PLC(a)	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(56,246)
Deutsche Bank AG(a)	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	68,137
Merrill Lynch Capital Services(a)	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(4,558)
Morgan Stanley Capital Services, Inc.(a)	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	(9,539)
Merrill Lynch Capital Services(a)	6/20/2018	1,800	3.05%	SLM Corp., 5.125%. 06/27/12	54,664
Deutsche Bank AG(a)	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(23,420)
Morgan Stanely Capital Services, Inc.(a)	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	60,536
Merrill Lynch Capital Services(a)	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	212,433

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	3/25/2035	$970	3.00%	Centex Home Equity, Ser. 2005-B, Class MB, 6.215%, 03/25/35	$157,611
Citibank, NA(a)	3/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	135,721
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	840,912
Merrill Lynch Capital Services(b)	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9 7.82%, 03/25/36	895,577
Merrill Lynch Capital Services(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(871,968)

					$2,765,162

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the reference entity defaults.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,824,407,254	$(895,631)
Level 2—Other Significant Observable Inputs	1,120,764,908	1,024,451
Level 3—Significant Unobservable Inputs	—	1,843,532

Total	$3,945,172,162	$1,972,352

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$1,651,223
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	223,729
Net purchases (sales)	—
Transfers in and/or out of Level 3	(31,420)

Balance as of 6/30/08	$1,843,532

*	The realized gain earned during the period for other financial instruments was $505,254.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Affiliated Money Market Mutual Funds (including 12.9% of collateral received for securities on loan)	23.6%
Mortgage Backed Securities	12.3
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	4.4
Commercial Mortgage Backed Securities	3.8
Insurance	3.1
Computers & Peripherals	2.8
U.S. Government Treasury Obligations	2.7
Software	2.6
Aerospace/Defense	2.4
Diversified Telecommunication Services	2.4
Industrial Conglomerates	2.3
Chemicals	2.1
Diversified Financial Services	2.0
Energy Equipment & Services	2.0
Media	2.0
Communications Equipment	1.9
U.S. Government Agency Obligations	1.9
Commercial Banks	1.8
Food & Staples Retailing	1.7
Electric Utilities	1.6
Healthcare Equipment & Supplies	1.6
Semiconductors & Semiconductor Equipment	1.6
Household Products	1.5
Capital Markets	1.3
Beverages	1.2
Tobacco	1.1
Food Products	1.0
Banking	0.9
Healthcare Providers & Services	0.9
Machinery	0.9
Metals & Mining	0.9
Telecommunications	0.9
Hotels, Restaurants & Leisure	0.8
Internet Software & Services	0.8
Road & Rail	0.8
Electric	0.8
Electrical Equipment	0.7
Foods	0.7
Real Estate Investment Trusts	0.7
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Healthcare & Pharmaceutical	0.6
Asset Backed Securities	0.6
Biotechnology	0.5
Brokerage	0.5
Construction & Engineering	0.5
Foreign Government Bonds	0.5
Non Captive Finance	0.5
Technology	0.5
Thrifts & Mortgage Finance	0.5
Collateralized Mortgage Obligations	0.4
IT Services	0.4
Multi-Utilities	0.4
Auto Components	0.3
Life Sciences, Tools & Services	0.3
Office Electronics	0.3
Pipelines & Other	0.3

Retailers	0.3%
Air Freight & Logistics	0.2
Cable	0.2
Capital Goods	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Independent Power Producers & Energy Traders	0.2
Airlines	0.1
Automobiles	0.1
Automotive	0.1
Building Materials & Construction	0.1
Consumer	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Electronic Equipment & Instruments	0.1
Energy – Integrated	0.1
Household Durables	0.1
Internet & Catalog Retail	0.1
Lodging	0.1
Marine	0.1
Media & Entertainment	0.1
Metals	0.1
Multiline Retail	0.1
Personal Products	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Structured Note	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

119.0
Liabilities in excess of other assets	(19.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $407,477,206:
Unaffiliated investments (cost $3,126,816,499)	$3,163,339,111
Affiliated investments (cost $800,702,844)	781,833,051
Cash	1,431,786
Foreign currency, at value (cost $339,527)	340,737
Receivable for investments sold	143,919,405
Dividends and interest receivable	12,272,550
Unrealized appreciation on swaps	3,926,993
Foreign tax reclaim receivable	766,343
Premium for swaps purchased	571,108
Receivable for Series shares sold	251,537
Due from broker—variation margin	60,445
Prepaid expenses	6,196

Total Assets	4,108,719,262

LIABILITIES
Collateral for securities on loan	428,663,793
Payable for investments purchased	358,343,182
Payable for Series shares repurchased	1,795,897
Management fee payable	1,664,483
Unrealized depreciation on swaps	1,059,010
Accrued expenses and other liabilities	299,033
Affiliated transfer agent fee payable	656

Total Liabilities	791,826,054

NET ASSETS	$3,316,893,208

Net assets were comprised of:
Paid-in capital	$3,336,483,102
Retained earnings	(19,589,894)

Net assets, June 30, 2008	$3,316,893,208

Net asset value and redemption price per share, $3,316,893,208 / 218,980,009 outstanding shares of beneficial interest	$15.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $348,967)	$27,480,860
Unaffiliated interest income	22,622,518
Affiliated dividend income	6,983,925
Affiliated income from securities loaned, net	1,130,785

58,218,088

EXPENSES
Management fee	10,404,504
Custodian’s fees and expenses	288,000
Shareholders’ reports	137,000
Interest expense (Note 8)	42,359
Insurance expenses	35,000
Trustees’ fees	27,000
Audit fee	13,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	17,388

Total expenses	10,980,251

NET INVESTMENT INCOME	47,237,837

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(59,439,253)
Futures transactions	(5,771,096)
Swap agreement transactions	1,927,232
Foreign currency transactions	(119,961)

(63,403,078)

Net change in unrealized appreciation (depreciation) on:
Investments	(267,860,988)
Futures	(157,568)
Swaps	494,137
Foreign currencies	47,513

(267,476,906)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(330,879,984)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,642,147)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$47,237,837	$95,193,683
Net realized gain (loss) on investment, swap and foreign currency transactions	(63,403,078)	258,380,114
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(267,476,906)	(122,643,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(283,642,147)	230,930,623

DISTRIBUTIONS	(353,573,797)	(231,155,961)

SERIES SHARE TRANSACTIONS:
Series shares sold [412,256 and 986,911 shares, respectively]	7,067,941	18,632,642
Series shares issued in reinvestment of distributions [22,635,967 and 12,679,976 shares, respectively]	353,573,797	231,155,961
Series shares repurchased [7,096,994 and 13,414,705 shares, respectively]	(122,856,450)	(256,790,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	237,785,288	(7,001,788)

TOTAL DECREASE IN NET ASSETS	(399,430,656)	(7,227,126)
NET ASSETS:
Beginning of period	3,716,323,864	3,723,550,990

End of period	$3,316,893,208	$3,716,323,864

SEE NOTES TO FINANCIAL STATEMENTS.

A68

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%		Value (Note 2)
COMMON STOCKS — 95.9%	Shares

Australia — 2.3%
AWB Ltd.	271,500	$627,261
BlueScope Steel Ltd.	218,400	2,374,254
Commonwealth Bank of Australia	25,700	989,684
CSR Ltd.	173,200	406,795
Foster’s Brewing Group Ltd.	212,900	1,034,773
Macquarie Bank Ltd.	75,291	3,510,736
Oxiana Ltd.(a)	268,220	671,109
Pacific Brands Ltd.	460,600	783,761
Qantas Airways Ltd.	520,100	1,515,731
QBE Insurance Group Ltd.	111,300	2,390,038
Telstra Corp. Ltd.	341,300	1,387,279
WorleyParsons Ltd.	87,100	3,161,261

		18,852,682

Austria — 0.3%
Raiffeisen International Bank Holding AG	11,158	1,417,642
Voestalpine AG	9,500	777,436

		2,195,078

Belgium — 0.1%
AGFA-Gevaert NV	62,200	401,518
Fortis	37,600	597,256

		998,774

Bermuda — 0.9%
Covidien Ltd.	53,400	2,557,326
Tyco Electronics Ltd.	55,100	1,973,682
Tyco International Ltd.	62,900	2,518,516

		7,049,524

Brazil — 1.9%
Bolsa de Mercadorias e Futuros — BM&F	22,700	195,551
Bovespa Holding SA	123,600	1,526,592
Cia Vale do Rio Doce, ADR(b)	155,600	5,573,592
MMX Mineracao e Metalicos SA(a)	38,900	1,196,046
Petroleo Brasileiro SA, ADR(b)	107,884	7,641,423

		16,133,204

Canada — 2.0%
Potash Corp. of Saskatchewan	42,107	9,624,397
Rogers Communications, Inc. (Class B Stock)	92,800	3,600,243
Shoppers Drug Mart Corp.	63,200	3,464,007

		16,688,647

Chile — 0.1%
Cencosud SA, ADR, 144A	20,700	933,945

China — 0.8%
Industrial & Commercial Bank of China (Class H Stock)	9,354,000	6,394,155
Mindray Medical International Ltd., ADR	3,700	138,084
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	267,000	386,259

		6,918,498

COMMON STOCKS (continued)	Shares	Value (Note 2)

Denmark — 1.3%
Danske Bank A/S	25,800	$742,904
FLSmidth & Co A/S	11,400	1,245,522
H Lundbeck A/S	72,700	1,651,463
Novo Nordisk SA	75,600	4,976,787
Vestas Wind Systems A/S	16,350	2,128,720

		10,745,396

Egypt — 0.3%
Egyptian Financial Group — Hermes Holding Co.	231,000	2,087,249

Finland — 0.3%
Pohjola Bank PLC	31,500	543,795
Rautaruukki Oyj	22,300	1,012,282
Tietoenator Oyj	56,200	1,169,373

		2,725,450

France — 4.3%
Arkema	530	29,768
BNP Paribas	24,600	2,214,422
Ciments Francais SA	5,200	848,411
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	600,652
Credit Agricole SA	41,000	832,319
Eurazeo	14,859	1,581,153
France Telecom SA	48,300	1,416,499
Iliad SA	14,500	1,404,681
Natixis	57,000	627,449
Peugeot SA	21,000	1,134,255
Rallye SA	13,400	784,260
Renault SA	9,500	773,174
Safran SA	54,600	1,053,085
Sanofi-Aventis SA	43,600	2,897,178
Schneider Electric SA	34,200	3,679,184
Societe Generale	5,300	459,506
Thales SA	13,700	779,282
Thomson	80,000	414,784
Total SA	21,000	1,787,491
Total SA, ADR	77,100	6,574,318
Valeo SA	23,800	761,784
Veolia Environnement	68,298	3,812,895
Vivendi	33,000	1,244,311

		35,710,861

Germany — 3.2%
BASF AG	51,800	3,554,658
Beiersdorf AG	43,100	3,166,921
Daimler AG	19,500	1,207,043
Deutsche Bank AG	22,100	1,893,175
Deutsche Boerse AG	2,463	278,458
Deutsche Lufthansa AG	51,700	1,113,921
E.ON AG	20,600	4,149,876
Hannover Rueckversicherung AG	20,900	1,029,168
Heidelberger Druckmaschinen AG	44,800	916,397
MTU Aero Engines Holding AG	27,700	904,417
Muenchener Rueckversicherungs AG	15,200	2,666,232
Q-Cells AG	21,200	2,143,596
ThyssenKrupp AG	55,200	3,459,484

		26,483,346

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Greece — 0.4%
Alpha Bank A.E.	19,800	$599,418
Coca Cola Hellenic Bottling Co. SA	38,975	1,060,401
National Bank of Greece SA, ADR	215,904	1,928,022

		3,587,841

Hong Kong — 1.8%
Chaoda Modern Agriculture	864,645	1,091,168
China Mobile Ltd.	516,500	6,942,088
Citic Pacific Ltd.	256,500	945,766
Esprit Holdings Ltd.	296,800	3,083,241
Hong Kong Exchanges and Clearing Ltd.	95,500	1,396,262
HongKong Electric Holdings	199,500	1,193,584

		14,652,109

India — 0.5%
HDFC Bank Ltd., ADR(b)	22,400	1,605,184
Infosys Technologies Ltd., ADR(b)	60,200	2,616,292

		4,221,476

Indonesia — 0.1%
Bank Rakyat Indonesia	1,833,500	1,014,192

Ireland — 0.2%
Allied Irish Banks PLC	42,100	648,801
Bank of Ireland	83,300	718,485
Irish Life & Permanent PLC	51,300	541,049

		1,908,335

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR	53,400	2,445,720

Italy — 1.7%
ENI SpA	89,300	3,317,532
Finmeccanica SpA	35,500	928,184
Fondiaria-Sai SpA	19,900	655,820
Indesit Co. SpA	51,100	567,625
Intesa Sanpaolo SpA	166,300	945,392
Saipem SpA	138,800	6,487,201
Telecom Italia SpA	270,900	541,827
Unione di Banche Italiane SCPA	33,200	775,741

		14,219,322

Japan — 8.6%
Aeon Mall Co. Ltd.	52,000	1,537,694
Alpine Electronics, Inc.	41,600	439,173
Alps Electric Co. Ltd.	49,700	513,452
Asahi Kasei Corp.	226,100	1,183,892
Astellas Pharma, Inc.	19,200	813,674
Circle K Sunkus Co. Ltd.	89,500	1,572,793
Cosmo Oil Co. Ltd.	300	1,085
Daiwa Securities Group, Inc.	100	919
Denki Kagaku Kogyo K K	224,900	834,493
Fanuc Ltd.	43,700	4,267,731
Fuji Heavy Industries Ltd.	347,000	1,699,298
Hitachi Information Systems Ltd.	8,700	202,783
Honda Motor Co. Ltd.	95,400	3,243,339
Jupiter Telecommunications Co.	2,210	1,712,888
KK Davinci Advisors(a)	901	616,873
Komatsu Ltd.	175,400	4,889,429

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Kurabo Industries Ltd.	173,100	$355,378
Kyowa Exeo Corp.	55,000	510,194
Marubeni Corp.	196,700	1,643,103
Matsushita Electric Industrial Co. Ltd.	74,000	1,595,894
Mitsubishi Chemical Holdings Corp.	95,000	552,903
Mitsubishi Corp.	177,200	5,840,750
Mitsubishi Tanabe Pharma Corp.	259	3,386
Mitsui & Co. Ltd.	291,000	6,426,472
Mitsui Chemicals, Inc.	148,000	728,954
Nifco, Inc.	33,400	787,936
Nintendo Co. Ltd.	12,000	6,769,317
Nippon Electric Glass Co. Ltd.	82,000	1,418,600
Nippon Light Metal Co. Ltd.	345,000	565,334
Nippon Oil Corp.	185,600	1,246,248
Nippon Shokubai Co. Ltd.	85,000	609,173
Nippon Telegraph and Telephone Corp.	500	2,448,557
Nissan Motor Co. Ltd.	317,000	2,618,157
NTT DoCoMo, Inc.	1,700	2,497,528
Omron Corp.	15,200	326,374
Ricoh Co. Ltd.	95,600	1,725,004
Santen Pharmaceutical Co. Ltd.	7,400	185,723
Sanwa Holdings Corp.	281,000	1,063,823
Seiko Epson Corp.	5,600	153,995
Sumitomo Corp.	115,400	1,516,062
Sumitomo Trust & Banking Co. Ltd. (The)	130,000	908,415
Suruga Bank Ltd.	192,000	2,497,076
Toyota Motor Corp.	42,900	2,024,099
Yokohama Rubber Co. Ltd. (The)	174,300	819,096

		71,367,067

Luxembourg — 0.8%
ArcelorMittal	48,900	4,808,719
Millicom International Celluar SA(b)	20,900	2,163,150

		6,971,869

Malaysia — 0.2%
Kuala Lumpur Kepong BHd	266,400	1,434,932

Mexico — 1.1%
America Movil SAB de CV, Ser. L, ADR	136,528	7,201,852
Wal-Mart de Mexico SAB de CV, Ser. V	424,300	1,688,873

		8,890,725

Netherlands — 1.5%
Aegon NV	56,800	746,735
CSM	40,200	1,400,957
Heineken NV, ADR	132,745	3,390,253
ING Groep NV	80,400	2,542,066
Koninklijke DSM NV	13,900	814,706
OCE NV	53,300	655,280
Royal Dutch Shell PLC, ADR	30,300	2,475,813

		12,025,810

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	613,004
Fisher & Paykel Appliances Holdings Ltd.	319,700	482,445

		1,095,449

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Norway — 0.4%
DnB NOR ASA	108,900	$1,383,482
Norsk Hydro ASA	54,500	794,687
StatoilHydro ASA	38,100	1,421,502

		3,599,671

Russia — 0.7%
NovaTek OAO, GDR	13,450	1,168,805
PIK Group, GDR, 144A	66,100	1,718,600
Sberbank	356,400	1,126,224
Vimpel-Communications, ADR(b)	55,100	1,635,368

		5,648,997

Singapore — 1.2%
CapitaLand Ltd.	889,000	3,724,449
MobileOne Ltd.	390,330	539,356
Neptune Orient Lines Ltd.	313,800	744,974
Singapore Airlines Ltd.	152,266	1,645,151
Wilmar International Ltd.	812,400	3,021,384

		9,675,314

South Africa — 0.3%
MTN Group Ltd.	152,500	2,413,923

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	94,800	1,806,302
Banco Santander SA	400,400	7,304,952
Iberdrola Renovables SA(a)	94,100	724,965
Repsol YPF SA	55,000	2,158,446
Telefonica SA	34,700	918,295

		12,912,960

Sweden — 0.3%
Electrolux AB, Ser. B	83,600	1,062,286
Nordea Bank AB	58,400	800,227
Volvo AB (Class B Stock)	44,800	545,532

		2,408,045

Switzerland — 3.9%
ABB Ltd.	289,700	8,200,205
Actelion Ltd.(a)	27,200	1,450,944
Baloise Holding AG	10,000	1,048,840
Ciba Specialty Chemicals AG	11,600	333,967
Credit Suisse Group	63,600	2,894,881
EFG International	16,228	441,644
Georg Fischer AG	2,000	817,984
Kuehne & Nagel International AG	23,300	2,204,680
Nestle SA	112,500	5,069,776
Rieter Holding AG	2,200	714,400
SGS SA	1,505	2,146,204
Swiss Reinsurance	25,500	1,690,441
Swisscom AG	6,200	2,064,995
UBS AG	19,400	404,262
Verwalt & Privat-Bank AG	2,578	659,496
Zurich Financial Services AG	8,300	2,115,294

		32,258,013

Taiwan — 0.2%
HON HAI Precision Industry Co. Ltd., GDR(a)	167,878	1,673,744

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Arab Emirates — 0.1%
DP World Ltd.	1,281,500	$1,102,090

United Kingdom — 9.9%
Alliance & Leicester PLC	76,000	443,546
AstraZeneca PLC	79,900	3,397,211
Autonomy Corp. PLC(a)	59,200	1,061,193
Aviva PLC	118,200	1,171,846
Barclays PLC	158,700	900,379
Beazley Group PLC	289,000	636,136
BG Group PLC	270,500	7,029,603
BP PLC	452,600	5,245,896
Bradford & Bingley PLC	178,100	227,067
Brit Insurance Holdings PLC	227,200	788,150
BT Group PLC	602,100	2,385,327
Capita Group PLC	219,883	2,999,493
Davis Service Group PLC	24,300	215,490
Drax Group PLC	52,400	767,599
DS Smith PLC	230,900	518,433
DSG International PLC	566,000	498,519
GKN PLC	302,000	1,332,923
GlaxoSmithKline PLC	55,000	1,215,816
HBOS PLC	210,900	1,154,636
IMI PLC	47,100	406,739
Legal & General Group PLC	498,500	989,186
Lloyds TSB Group PLC	121,900	747,887
Man Group PLC	214,875	2,654,419
Marston’s PLC	124,100	434,687
Northern Foods PLC	211,500	258,314
Old Mutual PLC	319,100	585,782
Petrofac Ltd.	76,000	1,113,680
Reckitt Benckiser Group PLC	111,300	5,621,539
Rolls-Royce Group PLC	494,487	3,342,116
Rolls-Royce Group PLC (Class B Stock)(a)	44,306,035	88,250
Rotork PLC	47,000	1,022,013
Royal Bank of Scotland Group PLC (The)	257,100	1,094,508
Royal Dutch Shell PLC (Class B Stock)	147,900	5,922,371
RSA Insurance Group PLC	300,200	747,364
Spectris PLC	6,700	94,896
Tate & Lyle PLC	71,300	561,841
Taylor Wimpey PLC	148,300	181,668
Tesco PLC	681,500	4,984,695
Tomkins PLC	113,100	338,605
Tullow Oil PLC	169,400	3,219,087
Vedanta Resources PLC	79,400	3,428,947
Vodafone Group PLC	2,709,753	7,983,773
Xstrata PLC	48,138	3,834,689

		81,646,319

United States — 42.2%
3M Co.	27,700	1,927,643
Air Products & Chemicals, Inc.	25,309	2,502,048
Altria Group, Inc.	17,600	361,856
American Express Co.	31,200	1,175,304
American International Group, Inc.	69,900	1,849,554
Ameriprise Financial, Inc.	47,400	1,927,758
Amgen, Inc.(a)	33,100	1,560,996

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Amylin Pharmaceuticals, Inc.(a)(b)	50,726	$1,287,933
Anheuser-Busch Cos., Inc.	80,900	5,025,508
Apple, Inc.(a)	53,511	8,959,882
AT&T, Inc.	263,263	8,869,330
Avon Products, Inc.	45,300	1,631,706
Baker Hughes, Inc.	59,200	5,170,528
Bank of America Corp.	161,100	3,845,457
Bank of New York Mellon Corp. (The)(b)	62,100	2,349,243
Boston Scientific Corp.(a)	70,000	860,300
Cablevision Systems Corp. (Class A Stock)(a)	55,300	1,249,780
Cameron International Corp.(a)(b)	36,031	1,994,316
CBS Corp. (Class B Stock)	31,400	611,986
Chevron Corp.	66,300	6,572,319
Citigroup, Inc.	131,000	2,195,560
Coca-Cola Co. (The)	80,196	4,168,588
Comcast Corp. (Class A Stock)(b)	58,000	1,100,260
Costco Wholesale Corp.(b)	27,286	1,913,840
CSX Corp.	37,242	2,339,170
CVS Caremark Corp.	141,000	5,579,370
Dell, Inc.(a)	134,600	2,945,048
E.I. du Pont de Nemours & Co.	48,200	2,067,298
Entergy Corp.	25,000	3,012,000
Equitable Resources, Inc.	12,130	837,698
Exxon Mobil Corp.	69,400	6,116,222
Fannie Mae	46,400	905,264
Fifth Third Bancorp	62,600	637,268
FMC Technologies, Inc.(a)(b)	10,201	784,763
Fortune Brands, Inc.(b)	25,100	1,566,491
Genentech, Inc.(a)	107,686	8,173,367
General Dynamics Corp.	85,774	7,222,171
General Electric Co.	196,800	5,252,592
General Mills, Inc.	15,100	917,627
General Motors Corp.(b)	41,500	477,250
Genworth Financial, Inc. (Class A Stock)	117,500	2,092,675
Goldman Sachs Group, Inc. (The)	50,876	8,898,212
Google, Inc. (Class A Stock)(a)	17,156	9,031,262
H&R Block, Inc.	107,700	2,304,780
Hartford Financial Services Group, Inc.	18,000	1,162,260
Hess Corp.	24,526	3,094,936
Home Depot, Inc. (The)	141,400	3,311,588
Illinois Tool Works, Inc.	59,000	2,803,090
Intel Corp.(b)	85,000	1,825,800
International Business Machines Corp.	25,100	2,975,103
International Paper Co.(b)	97,800	2,278,740
Johnson & Johnson	51,700	3,326,378
JPMorgan Chase & Co.	124,400	4,268,164
Kraft Foods, Inc. (Class A Stock)	45,000	1,280,250
Las Vegas Sands Corp.(a)(b)	74,990	3,557,526
Liberty Media Corp. — Entertainment, Ser. A(a)	64,300	1,557,989
Liberty Media Corp. — Capital, Ser. A(a)	15,500	223,200
Liberty Media Corp. — Interactive, Ser. A(a)(b)	81,400	1,201,464

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Lincoln National Corp.	14,600	$661,672
Lockheed Martin Corp.	80,170	7,909,572
Lowe’s Cos., Inc.	156,293	3,243,080
Marsh & McLennan Cos., Inc.	129,500	3,438,225
Mastercard, Inc. (Class A Stock)(b)	39,821	10,573,272
McDermott International, Inc.(a)	40,478	2,505,183
McDonald’s Corp.	221,242	12,438,226
Merck & Co., Inc.	79,500	2,996,355
Merrill Lynch & Co., Inc.(b)	46,300	1,468,173
Microsoft Corp.	135,600	3,730,356
Monsanto Co.	70,785	8,950,055
Morgan Stanley	45,900	1,655,613
Murphy Oil Corp.(b)	45,000	4,412,250
New York Times Co. (The) (Class A Stock)(b)	63,500	977,265
Newell Rubbermaid, Inc.	125,400	2,105,466
NiSource, Inc.	73,300	1,313,536
Norfolk Southern Corp.(b)	56,915	3,566,863
Nucor Corp.	1,300	97,071
PetroHawk Energy Corp.(a)(b)	32,686	1,513,689
Pfizer, Inc.	144,100	2,517,427
Philip Morris International, Inc.	17,600	869,264
Pinnacle West Capital Corp.(b)	39,900	1,227,723
Praxair, Inc.	91,780	8,649,347
Precision Castparts Corp.	11,228	1,082,042
QUALCOMM, Inc.	44,566	1,977,393
Qwest Communications International, Inc.(b)	152,300	598,539
Raytheon Co.	29,000	1,632,120
Schering-Plough Corp.	72,400	1,425,556
Schlumberger Ltd.	85,370	9,171,299
Southwest Airlines Co.	189,100	2,465,864
Spectra Energy Corp.	73,400	2,109,516
Sprint Nextel Corp.(b)	302,900	2,877,550
St. Joe Co. (The)(a)(b)	38,000	1,304,160
Starbucks Corp.(a)(b)	25,936	408,233
State Street Corp.	37,000	2,367,630
Sunoco, Inc.(b)	28,000	1,139,320
Time Warner, Inc.(b)	264,700	3,917,560
Transocean, Inc.(a)(b)	56,155	8,557,460
U.S. Bancorp	66,200	1,846,318
Union Pacific Corp.	163,670	12,357,086
Verizon Communications, Inc.	45,100	1,596,540
Viacom, Inc. (Class B Stock)(a)	20,600	629,124
Visa, Inc.	38,868	3,160,357
Wal-Mart Stores, Inc.	58,600	3,293,320
Walt Disney Co. (The)(b)	41,900	1,307,280
Waste Management, Inc.	80,700	3,043,197
Weatherford International Ltd.(a)	38,558	1,912,091
Wells Fargo & Co.(b)	176,487	4,191,566
Wyeth	55,000	2,637,800
Wynn Resorts Ltd.(a)(b)	70,940	5,770,969
XTO Energy, Inc.	36,288	2,486,091
Yum! Brands, Inc.(b)	132,140	4,636,793

		349,861,168

TOTAL COMMON STOCKS (cost $739,300,951)		794,557,745

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

PREFERRED STOCKS — 0.3%
	Shares	Value (Note 2)

United States
Lehman Brothers Holdings, Inc.	2,514	$2,022,337
Merrill Lynch Non-Cumulative Mandatory Convertible (Private Placement) (cost $800,000; purchased 1/18/08)(e)	8	520,009

TOTAL PREFERRED STOCKS (cost $3,241,527)		2,542,346

	Units
RIGHTS
United Kingdom
Barclays PLC (cost $0)	34,007	6,435
HBOS PLC (cost $0)	84,360	18,063

TOTAL RIGHTS (cost $0)		24,498

TOTAL LONG-TERM INVESTMENTS (cost $742,542,478)		797,124,589

	Shares
SHORT-TERM INVESTMENT — 12.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $105,284,395; includes $78,081,084 of cash collateral received for securities on loan) (Note 4)(c)(d)	105,284,395	105,284,395

TOTAL INVESTMENTS(f) — 108.9% (cost $847,826,873)		902,408,984
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(73,953,669)

NET ASSETS — 100.0%		$828,455,315

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $75,606,617; cash collateral of $78,081,084 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Indicates a security that has been deemed illiquid.

(f)	As of June 30, 2008, 138 security valued at $238,798,464 and representing 28.8% of net assets was fair valued in accordance with policies adopted by the Board of Trustees. Of this amount, $520,009 was valued using Significant Unobservable Inputs (Level 3, as defined below.)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$663,522,270	—
Level 2—Other Significant Observable Inputs	238,366,705	—
Level 3—Significant Unobservable Inputs	520,009	—

Total	$902,408,984	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(279,991)
Net purchases (sales)	800,000
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$520,009

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 9.4% of collateral received for securities on loan)	12.7%
Oil, Gas & Consumable Fuels	9.3
Commercial Banks	5.9
Chemicals	5.0
Energy Equipment & Services	4.6
Wireless Telecommunication Services	4.4
Capital Markets	4.3
Pharmaceuticals	3.7
Metals & Mining	3.5
Insurance	3.3
Hotels Restaurants & Leisure	3.2
Diversified Telecommunication	3.1
Aerospace & Defense	3.0
Food & Staples Retailing	3.0
Diversified Financial Services	2.3
Road & Rail	2.2
IT Services	2.1
Electrical Equipment	1.9
Trading Companies & Distributors	1.9
Beverages	1.8
Computers & Peripherals	1.8
Food Products	1.8
Machinery	1.8
Media	1.8
Industrial Conglomerates	1.7
Automobiles	1.6
Biotechnology	1.5
Software	1.4
Electric Utilities	1.2
Household Durables	1.2
Specialty Retail	1.2
Internet Software & Services	1.1
Commercial Services & Supplies	1.0
Airlines	0.9
Real Estate Management & Development	0.9
Electronic Equipment & Instruments	0.8
Household Products	0.7
Multi-Utilities	0.6
Personal Products	0.6
Auto Components	0.5
Health Care Equipment & Supplies	0.5
Marine	0.4
Diversified Consumer Services	0.3
Office Electronics	0.3
Paper & Forest Products	0.3

Communications Equipment	0.2%
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Semiconductors & Semiconductor Equipment	0.2
Building Products	0.1
Construction Materials	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Distributors	0.1
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Thrifts & Mortgage Finance	0.1
Tobacco	0.1
Transportation Infrastructure	0.1

108.9
Liabilities in excess of other assets	(8.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A74

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $75,606,617:
Unaffiliated investments (cost $742,542,478)	$797,124,589
Affiliated investments (cost $105,284,395)	105,284,395
Cash	398
Foreign currency, at value (cost $10,471,671)	10,909,252
Receivable for investments sold	2,098,848
Foreign tax reclaim receivable	1,314,546
Dividends and interest receivable	1,196,964
Receivable for Series shares sold	18,074
Prepaid expenses	1,613

Total Assets	917,948,679

LIABILITIES
Collateral for securities on loan	78,081,084
Payable for investments purchased	7,199,055
Loan payable	3,257,000
Management fee payable	535,598
Accrued expenses and other liabilities	263,660
Payable for Series shares repurchased	156,025
Transfer agent fee payable	729
Loan interest payable	213

Total Liabilities	89,493,364

NET ASSETS	$828,455,315

Net assets were comprised of:
Paid-in capital	$778,997,154
Retained earnings	49,458,161

Net assets, June 30, 2008	$828,455,315

Net asset value and redemption price per share, $828,455,315 / 41,069,042 outstanding shares of beneficial interest	$20.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $641,896)	$13,015,606
Affiliated dividend income	668,908
Affiliated income from securities loaned, net	293,154
Interest	22,954

14,000,622

EXPENSES
Management fee	3,337,159
Custodian’s fees and expenses	181,000
Shareholders’ reports	112,000
Audit fee	13,000
Trustees’ fees	10,000
Insurance expenses	9,000
Interest expense (Note 8)	8,336
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	9,144

Total expenses	3,685,639

NET INVESTMENT INCOME	10,314,983

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(13,002,903)
Futures transactions	18,133
Foreign currency transactions	(331,608)

(13,316,378)

Net change in unrealized appreciation (depreciation) on:
Investments	(113,239,095)
Foreign currencies	369,622

(112,869,473)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(126,185,851)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(115,870,868)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,314,983	$14,020,422
Net realized gain (loss) on investment and foreign currency transactions	(13,316,378)	63,900,215
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currencies	(112,869,473)	17,964,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(115,870,868)	95,885,564

DISTRIBUTIONS	(61,349,073)	(10,692,295)

SERIES SHARE TRANSACTIONS:
Series shares sold [718,880 and 1,809,090 shares, respectively]	16,294,546	43,514,915
Series shares issued in reinvestment of distributions [2,931,155 and 435,886 shares, respectively]	61,349,073	10,692,295
Series shares repurchased [2,595,242 and 3,630,416 shares, respectively]	(56,977,756)	(87,249,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	20,665,863	(33,042,772)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(156,554,078)	52,150,497
NET ASSETS:
Beginning of period	985,009,393	932,858,896

End of period	$828,455,315	$985,009,393

SEE NOTES TO FINANCIAL STATEMENTS.

A75

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 93.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset Backed Securities — 3.1%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,473,721

Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16	2,678	2,771,523
Series 1997-20A, Class 1	7.15%	01/01/17	2,819	2,916,699
Series 1997-20G, Class 1	6.85%	07/01/17	982	1,003,593
Series 1998-20I, Class 1	6.00%	09/01/18	2,240	2,269,651

				10,435,187

Collateralized Mortgage Obligations — 6.6%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17	2,819	2,845,967
Series 2501, Class MC	5.50%	09/15/17	1,633	1,672,486
Series 2513, Class HC	5.00%	10/15/17	2,339	2,322,412
Series 2518, Class PV	5.50%	06/15/19	1,920	1,935,359
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,122,911
Series 2002-57, Class ND	5.50%	09/25/17	1,842	1,883,899
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,211,533
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	2.793%	10/25/28	136	132,086
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	495	465,030

				22,591,683

Commercial Mortgage Backed Securities — 7.7%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1(a)	7.64%	02/15/32	43	42,930
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,000,907
Series 2006-PW11, Class A4(a)	5.624%	03/11/39	860	827,594
Series 2006-T22, Class A4(a)	5.632%	04/12/38	2,700	2,609,291
Commercial Mortgage Load Trust,
Series 2008-LS1, Class A2(a)	6.02%	12/10/49	1,230	1,227,423
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A3(a)	5.82%	05/15/46	1,300	1,241,450
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5(a)	5.224%	04/10/37	1,800	1,728,569
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3(a)	4.608%	01/10/40	6,800	6,518,492
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.66%	05/12/39	1,500	1,468,838
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51%	07/15/56	2,500	2,406,475
Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,320,159
Series 2006-IQ11, Class A4(a)	5.772%	10/15/42	2,800	2,733,737

				26,125,865

Corporate Bonds — 1.7%
DEPFA ACS Bank, 144A(b)	5.125%	03/16/37	1,520	1,443,742
European Investment Bank	3.125%	07/15/11	4,500	4,458,181

				5,901,923

Foreign Government Bonds — 1.0%
Hungary Government Bonds	7.25%	06/12/12	HUF 160,000	993,567
Hungary Government Bonds	8.00%	02/12/15	HUF 198,540	1,255,201
Poland Government Bond, Series 1015	6.25%	10/24/15	PLN 2,660	1,216,923

				3,465,691

SEE NOTES TO FINANCIAL STATEMENTS.

A76

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage Backed Securities — 57.8%
Federal Home Loan Mortgage Corp.(a)	3.533%		05/01/34	$1,555	$1,554,228
Federal Home Loan Mortgage Corp.	5.00%		06/01/33-05/01/34	9,522	9,175,567
Federal Home Loan Mortgage Corp.	5.50%		TBA 30 YR	3,500	3,447,500
Federal Home Loan Mortgage Corp.	6.00%		09/01/34	612	620,815
Federal Home Loan Mortgage Corp.	6.00%		TBA 30 YR	10,000	10,068,750
Federal Home Loan Mortgage Corp.	6.50%		02/01/09-09/01/32	621	645,291
Federal Home Loan Mortgage Corp.	7.00%		08/01/11-10/01/32	363	376,823
Federal National Mortgage Association(a)	3.612%		07/01/33	4,108	4,122,945
Federal National Mortgage Association(a)	3.812%		04/01/34	586	584,312
Federal National Mortgage Association(a)	4.027%		08/01/33	2,534	2,537,557
Federal National Mortgage Association(a)	4.237%		04/01/34	1,543	1,559,563
Federal National Mortgage Association(a)	4.445%		06/01/34	1,282	1,277,847
Federal National Mortgage Association	5.00%		07/01/18-05/01/36	12,120	11,941,462
Federal National Mortgage Association	5.00%		TBA 15 YR	12,000	11,838,743
Federal National Mortgage Association	5.00%		TBA 30 YR	18,500	17,731,102
Federal National Mortgage Association	5.50%		TBA 30 YR	45,000	44,353,124
Federal National Mortgage Association	5.50%		01/01/17-05/01/37	38,591	38,194,417
Federal National Mortgage Association	6.00%		11/01/14-01/01/36	7,751	7,864,785
Federal National Mortgage Association	6.00%		TBA 30 YR	400	403,500
Federal National Mortgage Association	6.00%		TBA 30 YR	4,000	4,023,752
Federal National Mortgage Association(a)	6.26%		03/01/11	1,137	1,176,473
Federal National Mortgage Association	6.50%		11/01/09-10/01/37	6,574	6,804,056
Federal National Mortgage Association	7.00%		02/01/12-01/01/36	1,510	1,591,309
Federal National Mortgage Association	7.50%		11/01/09-10/01/12	130	135,531
Federal National Mortgage Association	8.00%		03/01/22-02/01/26	34	37,013
Federal National Mortgage Association	9.00%		02/01/25-04/01/25	200	219,567
Government National Mortgage Association	5.00%		07/15/33-04/15/34	3,688	3,589,044
Government National Mortgage Association	5.50%		03/15/34-03/15/36	3,898	3,890,694
Government National Mortgage Association	6.00%		TBA 30 YR	4,000	4,047,500
Government National Mortgage Association	6.50%		07/15/32-08/15/32	746	774,690
Government National Mortgage Association	7.00%		03/15/23-08/15/28	1,723	1,838,705
Government National Mortgage Association	7.50%		12/15/25-02/15/26	355	381,913
Government National Mortgage Association	8.50%		09/15/24-04/15/25	468	516,728

					197,325,306

U.S. Government Agency Obligations — 7.9%
Federal Farm Credit Bank	4.875%		01/17/17	980	994,481
Federal Home Loan Bank	3.50%		07/16/10	3,465	3,481,029
Federal Home Loan Bank	5.625%		06/11/21	2,015	2,099,352
Federal Home Loan Mortgage Corp.	3.75%		06/28/13	7,500	7,362,570
Federal Home Loan Mortgage Corp.	5.35%		11/14/11	1,210	1,218,261
Federal National Mortgage Association	3.375%		05/19/11	730	726,400
Federal National Mortgage Association(c)	3.875%		07/12/13	5,995	5,914,331
Federal National Mortgage Association	5.00%		03/15/16	1,494	1,524,957
FICO Strip Principal	5.15%	(d)	05/11/18	4,000	2,552,092
Tennessee Valley Authority	4.50%		04/01/18	805	786,448
Tennessee Valley Authority	5.50%		06/15/38	465	476,536

					27,136,457

U.S. Government Treasury Securities — 7.7%
United States Treasury Bonds	2.375%		01/15/25	567	594,489
United States Treasury Bonds(c)	4.375%		02/15/38	455	443,483
United States Treasury Bonds	4.75%		02/15/37	355	366,593
United States Treasury Bonds	6.00%		02/15/26	490	573,874
United States Treasury Bonds	6.25%		08/15/23	4,055	4,824,501
United States Treasury Notes	2.875%		06/30/10	5,445	5,471,801
United States Treasury Notes	3.375%		06/30/13	4,005	4,012,197
United States Treasury Notes(c)	3.875%		05/15/18	2,500	2,479,103

SEE NOTES TO FINANCIAL STATEMENTS.

A77

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities (continued)
United States Treasury Notes	4.125%	08/15/08	$15	$15,042
United States Treasury Notes	5.125%	05/15/16	935	1,019,442
United States Treasury Notes	7.875%	02/15/21	585	779,969
United States Treasury Strip(b)(d)	4.75%	05/15/21	6,880	3,797,705
United States Treasury Strip(c)(d)	6.86%	05/15/20	3,220	1,870,047

				26,248,246

TOTAL LONG-TERM INVESTMENTS (cost $318,945,886)				319,230,358

SHORT-TERM INVESTMENTS — 44.9%
U.S. Government Treasury Security — 5.4%
United States Treasury Bill(c)(d) (cost $18,524,489)	1.86%	09/18/08	18,600	18,526,809

			Shares
Affiliated Mutual Funds — 39.5%
Dryden Core Investment Fund — Short-Term Bond Series (cost $51,843,174)(f) (Note 4)			5,224,513	46,602,656
Dryden Core Investment Fund — Taxable Money Market Series (cost $88,090,307; includes $35,232,990 of cash collateral received for securities on loan) (Note 4)(e)(f)			88,090,307	88,090,307

TOTAL AFFILIATED MUTUAL FUNDS (cost $139,933,481)				134,692,963

			Contracts
OUTSTANDING OPTION PURCHASED
Call Option
Iceland Krona, expiring 08/05/08 @ $67.75			336,900	3

Put Options
Euro, expiring 03/17/09 @ $124.50			347,600	25,454

TOTAL OPTIONS PURCHASED (cost $68,847)				25,457

TOTAL SHORT-TERM INVESTMENTS (cost $158,526,817)				153,245,229

TOTAL INVESTMENTS — 138.4% (cost $477,472,703)				472,475,587
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (38.4)%				(131,180,751)

TOTAL NET ASSETS — 100.0%				$341,294,836

The following abbreviations are used in portfolio descriptions:

FICO	Financing Corporation
HUF	Hungarian Forint
PLN	Polish Zloty
TBA	To be announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

(b)	Security segregated as collateral for futures contracts.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $30,515,823; cash collateral of $35,232,990 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open future contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
Long Positions:
6	Australian 10 Yr. Bond	Sept. 08	$538,092	$536,502	$1,590
7	Euro Bund	Sept. 08	1,218,613	1,236,291	(17,678)
2	Long-Term U.K. Gilt	Sept. 08	415,855	422,810	(6,955)
88	U.S. Treasury 10 Yr. Notes	Sept. 08	10,025,125	9,886,202	138,923

					115,880

Short Positions:
45	U.S. Treasury 2 Yr. Notes	Sept. 08	9,504,141	9,477,940	(26,201)
77	U.S. Treasury 5 Yr. Notes	Sept. 08	8,512,711	8,457,603	(55,108)
3	U.S. 30 Yr. Bond	Sept. 08	346,781	341,856	(4,925)

					(86,234)

					$29,646

Open forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts:	Notional Amount	Payable at Statement Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Australian Dollar, expiring 7/21/08	AUD 294,096	$276,076	$281,065	$4,989
Euro, expiring 7/25/08	EUR 655,439	1,014,678	1,030,581	15,903
Pound Sterling, expiring 7/25/08	GBP 783,670	1,535,680	1,557,761	22,081
Iceland Krona, expiring 5/29/09	ISK 5,513,175	68,700	68,150	(550)
Iceland Krona, expiring 5/29/09	ISK 5,803,413	67,900	71,737	3,837

				$46,260

Sales Contracts:	Notional Amount	Receivable at Statement Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Hungarian Forint, expiring 7/23/08	HUF 322,462,923	$2,067,004	$2,147,608	$(80,604)
Pound Sterling, expiring 7/25/08	GBP 745,300	1,467,911	1,481,490	(13,579)
Iceland Krona, expiring 7/16/08	ISK 22,698,949	287,328	286,693	635
Iceland Krona, expiring 7/16/08	ISK 3,178,520	40,000	40,145	(145)
Polish Zloty, expiring 7/23/08	PLN 2,385,060	1,093,864	1,116,462	(22,598)

				(116,291)

				$(70,031)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(1)	6/11/13	$3,150	4.36704%	3 Month LIBOR	$20,474
Morgan Stanley Capital Services(2)	2/15/25	1,930	5.08250%	3 Month LIBOR	(41,092)
Goldman Sachs International(1)	6/16/13	3,730	4.46726%	3 Month LIBOR	39,438
Morgan Stanley Capital Services(1)	6/13/10	5,725	3.77349%	3 Month LIBOR	30,595
Morgan Stanley Capital Services(1)	7/1/10	2,680	3.54981%	3 Month LIBOR	1,746
Morgan Stanley Capital Services(1)	7/1/18	1,610	4.69122%	3 Month LIBOR	4,563
Goldman Sachs International(2)	5/15/15	6,075	4.54706%	3 Month LIBOR	(14,329)
Merrill Lynch Capital Services(1)	2/15/25	1,930	5.08200%	3 Month LIBOR	40,983

					$82,378

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$134,692,963	$29,646
Level 2—Other Significant Observable Inputs	337,782,624	12,347
Level 3—Significant Unobservable Inputs	—	—

Total	$472,475,587	$41,993

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable input (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Mortgage Backed Securities	57.8%
Affiliated Money Market Mutual Funds (including 10.3% of collateral received for securities on loan)	39.5
U.S. Government Treasury Securities	13.1
U.S. Government Agency Obligations	7.9
Commercial Mortgage Backed Securities	7.7
Collateralized Mortgage Obligations	6.6
Asset Backed Securities	3.1
Corporate Bond	1.7
Foreign Government Bonds	1.0

138.4
Liabilities in excess of other assets	(38.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $30,515,823:
Unaffiliated investments (cost $337,539,222)	$337,782,624
Affiliated investments (cost $139,933,481)	134,692,963
Receivable for investments sold	114,903,345
Interest receivable	1,631,974
Unrealized appreciation on swaps	137,799
Receivable for Series shares sold	83,799
Unrealized appreciation on forward currency contracts	47,445
Prepaid expenses	550

Total Assets	589,280,499

LIABILITIES
Payable for investments purchased	212,214,113
Collateral for securities on loan	35,232,990
Accrued expenses and other liabilities	130,801
Unrealized depreciation on forward currency contracts	117,476
Management fee payable	111,429
Payable for Series shares repurchased	88,873
Unrealized depreciation on swaps	55,421
Due to broker—variation margin	19,422
Payable to custodian	11,457
Deferred trustees’ fees	3,127
Transfer agent fee payable	554

Total Liabilities	247,985,663

NET ASSETS	$341,294,836

Net assets were comprised of:
Paid-in capital	$350,788,967
Retained earnings	(9,494,131)

Net assets, June 30, 2008	$341,294,836

Net asset value and redemption price per share, $341,294,836 / 30,372,931 outstanding shares of beneficial interest	$11.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$6,355,572
Affiliated dividend income	1,542,254
Affiliated income from securities loaned, net	126,785

8,024,611

EXPENSES
Management fee	685,949
Interest expense (Note 8)	108,327
Shareholders’ reports	76,000
Custodian’s fees and expenses	47,000
Audit fee	11,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,700) (Note 4)	2,000
Miscellaneous	3,293

Total expenses	947,569

NET INVESTMENT INCOME	7,077,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,283,788
Short sale transactions	(226,289)
Futures transactions	(428,281)
Swap transactions	1,486,191
Foreign currency transactions	(418,760)

1,696,649

Net change in unrealized appreciation (depreciation) on:
Investments	(5,287,647)
Futures	144,423
Swaps	(557,619)
Foreign currencies	(67,098)

(5,767,941)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(4,071,292)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,005,750

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,077,042	$15,840,887
Net realized gain (loss) on investments and foreign currency transactions	1,696,649	(618,671)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,767,941)	3,580,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,005,750	18,803,164

DISTRIBUTIONS	(7,289,860)	(15,181,670)

SERIES SHARE TRANSACTIONS:
Series shares sold [890,034 and 722,847 shares, respectively]	10,219,581	8,166,048
Series shares issued in reinvestment of distributions [651,151 and 1,353,614 shares, respectively]	7,289,860	15,181,670
Series shares repurchased [1,071,410 and 3,624,503 shares, respectively]	(12,237,909)	(40,920,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	5,271,532	(17,572,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	987,422	(13,951,371)
NET ASSETS:
Beginning of period	340,307,414	354,258,785

End of period	$341,294,836	$340,307,414

SEE NOTES TO FINANCIAL STATEMENTS.

A81

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace/Defense — 2.7%
Boeing Co.	179,136	$11,772,818
General Dynamics Corp.	92,900	7,822,180
Goodrich Corp.	28,600	1,357,356
Honeywell International, Inc.	175,150	8,806,542
L-3 Communications Holdings, Inc.	29,700	2,698,839
Lockheed Martin Corp.	77,598	7,655,819
Northrop Grumman Corp.	84,026	5,621,339
Precision Castparts Corp.	33,500	3,228,395
Raytheon Co.	106,618	6,000,461
Rockwell Collins, Inc.	38,500	1,846,460
United Technologies Corp.	225,100	13,888,670

		70,698,879

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.(b)	38,200	2,094,888
Expeditors International Washington, Inc.(b)	45,200	1,943,600
FedEx Corp.	69,040	5,439,662
United Parcel Service, Inc. (Class B Stock)	236,100	14,513,067

		23,991,217

Airlines — 0.1%
Southwest Airlines Co.	144,637	1,886,066

Auto Components — 0.2%
Goodyear Tire & Rubber Co.(a)(b)	49,200	877,236
Johnson Controls, Inc.(b)	138,300	3,966,444

		4,843,680

Automobiles — 0.2%
Ford Motor Co.(a)(b)	480,959	2,313,413
General Motors Corp.(b)	118,100	1,358,150
Harley-Davidson, Inc.(b)	52,600	1,907,276

		5,578,839

Beverages — 2.4%
Anheuser-Busch Cos., Inc.	162,300	10,082,076
Brown-Forman Corp. (Class B Stock)(b)	17,200	1,299,804
Coca-Cola Co. (The)	468,200	24,337,036
Coca-Cola Enterprises, Inc.	71,800	1,242,140
Constellation Brands, Inc. (Class A Stock)(a)	38,200	758,652
Molson Coors Brewing Co. (Class B Stock)	31,600	1,716,828
Pepsi Bottling Group, Inc.	33,600	938,112
PepsiCo, Inc.	368,840	23,454,536

		63,829,184

Biotechnology — 1.4%
Amgen, Inc.(a)	251,864	11,877,906
Biogen Idec, Inc.(a)	68,325	3,818,684
Celgene Corp.(a)	96,200	6,144,294
Genzyme Corp.(a)	59,300	4,270,786
Gilead Sciences, Inc.(a)	214,400	11,352,480

		37,464,150

Building Products
Masco Corp.	81,300	1,278,849

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 2.8%
American Capital Strategies Ltd.(b)	40,400	$960,308
Ameriprise Financial, Inc.	57,400	2,334,458
Bank of New York Mellon Corp. (The)(b)	265,189	10,032,100
Charles Schwab Corp.	223,800	4,596,852
E*Trade Financial Corp.(a)(b)	60,000	188,400
Federated Investors, Inc. (Class B Stock)(b)	22,600	777,892
Franklin Resources, Inc.	38,400	3,519,360
Goldman Sachs Group, Inc.	91,700	16,038,330
Janus Capital Group, Inc.(b)	39,000	1,032,330
Legg Mason, Inc.	32,600	1,420,382
Lehman Brothers Holdings, Inc.(b)	152,400	3,019,044
Merrill Lynch & Co., Inc.(b)	221,500	7,023,765
Morgan Stanley	257,810	9,299,207
Northern Trust Corp.	44,700	3,065,079
State Street Corp.	96,100	6,149,439
T. Rowe Price Group, Inc.(b)	60,600	3,422,082

		72,879,028

Chemicals — 2.1%
Air Products & Chemicals, Inc.	48,200	4,765,052
Ashland, Inc.	13,600	655,520
Dow Chemical Co.	212,861	7,430,978
E.I. du Pont de Nemours & Co.	211,591	9,075,138
Eastman Chemical Co.	19,600	1,349,656
Ecolab, Inc.	38,300	1,646,517
Hercules, Inc.	27,900	472,347
International Flavors & Fragrances, Inc.	18,700	730,422
Monsanto Co.	128,096	16,196,458
PPG Industries, Inc.(b)	39,600	2,271,852
Praxair, Inc.	71,200	6,709,888
Rohm and Haas Co.(b)	30,300	1,407,132
Sigma-Aldrich Corp.	27,600	1,486,536

		54,197,496

Commercial Banks — 2.2%
BB&T Corp.(b)	133,700	3,044,349
Comerica, Inc.(b)	40,850	1,046,986
Fifth Third Bancorp.	132,849	1,352,403
First Horizon National Corp.(b)	27,500	204,325
Huntington Bancshares, Inc.(b)	119,475	689,371
KeyCorp.(b)	97,400	1,069,452
M&T Bank Corp.(b)	20,100	1,417,854
Marshall & Ilsley Corp.(b)	58,698	899,840
National City Corp.(b)	140,500	670,185
PNC Financial Services Group, Inc.	82,100	4,687,910
Regions Financial Corp.(b)	190,312	2,076,304
SunTrust Banks, Inc.(b)	79,900	2,893,978
US Bancorp	403,181	11,244,718
Wachovia Corp.(b)	471,455	7,321,696
Wells Fargo & Co.(b)	770,920	18,309,350
Zions Bancorp.(b)	32,900	1,036,021

		57,964,742

Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(a)	71,800	906,116
Avery Dennison Corp.	25,400	1,115,822

SEE NOTES TO FINANCIAL STATEMENTS.

A82

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
Cintas Corp.(b)	28,500	$755,535
Equifax, Inc.	31,100	1,045,582
Monster Worldwide, Inc.(a)(b)	25,200	519,372
Pitney Bowes, Inc.	47,900	1,633,390
R.R. Donnelley & Sons Co.	54,200	1,609,198
Robert Half International, Inc.	39,900	956,403
Waste Management, Inc.	113,330	4,273,674

		12,815,092

Communications Equipment — 2.5%
Ciena Corp.(a)(b)	19,657	455,453
Cisco Systems, Inc.(a)	1,371,000	31,889,460
Corning, Inc.	368,400	8,491,620
JDS Uniphase Corp.(a)(b)	45,587	517,868
Juniper Networks, Inc.(a)(b)	120,900	2,681,562
Motorola, Inc.	510,595	3,747,767
QUALCOMM, Inc.	382,400	16,967,088
Tellabs, Inc.(a)(b)	88,000	409,200

		65,160,018

Computers & Peripherals — 4.6%
Apple, Inc.(a)	202,100	33,839,624
Dell, Inc.(a)(b)	477,400	10,445,512
EMC Corp.(a)(b)	482,674	7,090,481
Hewlett-Packard Co.	580,416	25,660,191
International Business Machines Corp.	321,400	38,095,542
Lexmark International, Inc. (Class A Stock)(a)(b)	23,614	789,416
Netapp, Inc.(a)	79,400	1,719,804
QLogic Corp.(a)	36,100	526,699
SanDisk Corp.(a)(b)	47,800	893,860
Sun Microsystems, Inc.(a)(b)	193,850	2,109,088

		121,170,217

Construction & Engineering — 0.2%
Fluor Corp.	21,800	4,056,544
Jacobs Engineering Group, Inc.(a)(b)	28,500	2,299,950

		6,356,494

Construction Materials — 0.1%
Vulcan Materials Co.(b)	22,800	1,362,984

Consumer Finance — 0.7%
American Express Co.	272,700	10,272,609
Capital One Financial Corp.(b)	90,469	3,438,727
Discover Financial Services.(b)	127,905	1,684,509
SLM Corp.(a)(b)	99,000	1,915,650

		17,311,495

Containers & Packaging — 0.1%
Ball Corp.	23,400	1,117,116
Bemis Co.(b)	22,900	513,418
Pactiv Corp.(a)(b)	26,300	558,349
Sealed Air Corp.	39,820	756,978

		2,945,861

Distributors — 0.1%
Genuine Parts Co.(b)	37,325	1,481,056

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	31,300	$1,385,338
H&R Block, Inc.	79,500	1,701,300

		3,086,638

Diversified Financial Services — 3.3%
Bank of America Corp.(b)	1,041,507	24,860,772
CIT Group, Inc.	77,300	526,413
Citigroup, Inc.	1,249,476	20,941,218
CME Group, Inc.(b)	11,970	4,586,784
IntercontinentalExchange, Inc.(a)	15,700	1,789,800
JPMorgan Chase & Co.	796,045	27,312,304
Leucadia National Corp.(b)	36,900	1,732,086
Moody’s Corp.(b)	48,020	1,653,809
NYSE Euronext(b)	60,700	3,075,062

		86,478,248

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,388,011	46,762,091
CenturyTel, Inc.	30,000	1,067,700
Citizens Communications Co.(b)	84,200	954,828
Embarq Corp.	35,176	1,662,770
Qwest Communications International, Inc.(b)	391,647	1,539,173
Verizon Communications, Inc.	667,538	23,630,845
Windstream Corp.	117,565	1,450,752

		77,068,159

Electric Utilities — 2.3%
Allegheny Energy, Inc.	36,000	1,803,960
American Electric Power Co., Inc.	96,640	3,887,827
Duke Energy Corp.	303,482	5,274,517
Edison International	75,300	3,868,914
Entergy Corp.	43,000	5,180,640
Exelon Corp.	150,250	13,516,490
FirstEnergy Corp.	70,336	5,790,763
FPL Group, Inc.	92,300	6,053,034
Pepco Holdings, Inc.	47,400	1,215,810
Pinnacle West Capital Corp.(b)	27,000	830,790
PPL Corp.(b)	85,700	4,479,539
Progress Energy, Inc.(b)	59,414	2,485,288
Southern Co.	175,100	6,114,492

		60,502,064

Electrical Equipment — 0.5%
Cooper Industries, Ltd. (Class A Stock)	40,500	1,599,750
Emerson Electric Co.	186,100	9,202,645
Rockwell Automation, Inc.(b)	32,500	1,421,225

		12,223,620

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	87,582	3,112,664
Jabil Circuit, Inc.	44,000	722,040
Molex, Inc.	26,600	649,306
Tyco Electronics Ltd. (Bermuda)	117,560	4,210,999

		8,695,009

SEE NOTES TO FINANCIAL STATEMENTS.

A83

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 3.5%
Baker Hughes, Inc.	72,430	$6,326,036
BJ Services Co.(b)	62,300	1,989,862
Cameron International Corp.(a)(b)	49,500	2,739,825
ENSCO International, Inc.	32,200	2,599,828
Halliburton Co.	203,000	10,773,210
Nabors Industries Ltd.(a)	65,600	3,229,488
National-Oilwell Varco, Inc.(a)	94,000	8,339,680
Noble Corp.	60,600	3,936,576
Rowan Cos., Inc.(b)	24,100	1,126,675
Schlumberger Ltd.	278,400	29,908,512
Smith International, Inc.	45,200	3,757,928
Transocean, Inc.	72,036	10,977,566
Weatherford International Ltd.(a)	152,000	7,537,680

		93,242,866

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.(b)	99,132	6,953,118
CVS Caremark Corp.	332,038	13,138,744
Kroger Co.	161,300	4,656,731
Safeway, Inc.	103,900	2,966,345
SUPERVALU, Inc.	50,508	1,560,192
Sysco Corp.	144,300	3,969,693
Walgreen Co.	228,300	7,422,033
Wal-Mart Stores, Inc.	544,500	30,600,900
Whole Foods Market, Inc.(b)	28,300	670,427

		71,938,183

Food Products — 1.5%
Archer-Daniels-Midland Co.(b)	148,338	5,006,408
Campbell Soup Co.	48,800	1,632,848
ConAgra Food, Inc.	114,000	2,197,920
Dean Foods Co.(a)(b)	31,800	623,916
General Mills, Inc.(b)	78,500	4,770,445
H.J. Heinz Co.	74,750	3,576,788
Hershey Co. (The)(b)	37,700	1,235,806
Kellogg Co.	59,000	2,833,180
Kraft Foods, Inc.(b)	341,011	9,701,763
McCormick & Co., Inc.	31,300	1,116,158
Sara Lee Corp.	176,400	2,160,900
Tyson Foods, Inc. (Class A Stock)	56,000	836,640
Wrigley (William) Jr. Co.	47,500	3,694,550

		39,387,322

Gas Utilities — 0.1%
Nicor, Inc.	12,200	519,598
Questar Corp.	39,800	2,827,392

		3,346,990

Healthcare Equipment & Supplies — 2.1%
Baxter International, Inc.	145,900	9,328,846
Becton Dickinson & Co.(b)	57,700	4,691,010
Boston Scientific Corp.(a)	305,099	3,749,667
C.R. Bard, Inc.(b)	24,600	2,163,570
Covidien Ltd. (Bermuda)	113,960	5,457,544
Hospira, Inc.(a)	39,920	1,601,191
Intuitive Surgical, Inc.(a)	8,000	2,155,200
Medtronic, Inc.	267,300	13,832,775
St. Jude Medical, Inc.(a)(b)	83,100	3,397,128
Stryker Corp.(b)	55,000	3,458,400

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Varian Medical Systems, Inc.(a)(b)	25,200	$1,306,620
Zimmer Holdings, Inc.(a)(b)	57,286	3,898,312

		55,040,263

Healthcare Providers & Services — 1.8%
Aetna, Inc.	116,348	4,715,584
AmerisourceBergen Corp.	40,000	1,599,600
Cardinal Health, Inc.	80,175	4,135,427
CIGNA Corp.	68,800	2,434,832
Coventry Health Care, Inc.(a)	38,450	1,169,649
Express Scripts, Inc.(a)	59,900	3,756,928
Humana, Inc.(a)	40,800	1,622,616
Laboratory Corp. of America Holdings(a)(b)	25,300	1,761,639
McKesson Corp.	64,107	3,584,222
Medco Health Solutions, Inc.(a)	119,192	5,625,862
Patterson Cos., Inc.(a)(b)	26,900	790,591
Quest Diagnostics, Inc.	38,300	1,856,401
Tenet Healthcare Corp.(a)(b)	90,000	500,400
UnitedHealth Group, Inc.	286,500	7,520,625
Wellpoint, Inc.(a)	124,500	5,933,670

		47,008,046

Healthcare Technology
IMS Health, Inc.	47,420	1,104,886

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.(b)	96,100	3,167,456
Darden Restaurants, Inc.	35,550	1,135,467
International Game Technology	67,000	1,673,660
Marriott International, Inc. (Class A Stock)	66,600	1,747,584
McDonald’s Corp.	262,400	14,752,128
Starbucks Corp.(a)(b)	159,100	2,504,234
Starwood Hotels & Resorts Worldwide, Inc.(b)	43,000	1,723,010
Wendy’s International, Inc.	21,700	590,674
Wyndham Worldwide Corp.	44,763	801,705
Yum! Brands, Inc.	112,000	3,930,080

		32,025,998

Household Durables — 0.4%
Black & Decker Corp.	12,400	713,124
Centex Corp.	24,600	328,902
D.R. Horton, Inc.(b)	55,200	598,920
Fortune Brands, Inc.(b)	33,800	2,109,458
Harman International Industries, Inc.	14,100	583,599
KB Home	17,232	291,738
Leggett & Platt, Inc.(b)	44,300	742,911
Lennar Corp. (Class A Stock)(b)	29,000	357,860
Newell Rubbermaid, Inc.	64,649	1,085,457
Pulte Homes, Inc.	35,700	343,791
Snap-On, Inc.	12,300	639,723
Stanley Works (The)(b)	19,100	856,253
Whirlpool Corp.(b)	17,507	1,080,707

		9,732,443

SEE NOTES TO FINANCIAL STATEMENTS.

A84

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.2%
Clorox Co.	32,600	$1,701,720
Colgate-Palmolive Co.	117,400	8,112,340
Kimberly-Clark Corp.	99,188	5,929,459
Procter & Gamble Co.	701,381	42,650,979

		58,394,498

Independent Power Producers & Energy Traders — 0.3%
AES Corp.(a)(b)	159,700	3,067,837
Constellation Energy Group, Inc.(b)	38,850	3,189,585
Dynegy Inc(a)(b)	92,800	793,440

		7,050,862

Industrial Conglomerates — 3.1%
3M Co.	162,600	11,315,334
General Electric Co.	2,323,800	62,022,221
Textron, Inc.	57,800	2,770,354
Tyco International Ltd. (Bermuda)	120,960	4,843,238

		80,951,147

Insurance — 3.3%
ACE Ltd.	80,700	4,445,763
AFLAC, Inc.(b)	113,500	7,127,800
Allstate Corp.	130,288	5,939,830
American International Group, Inc.(b)	620,587	16,420,732
Aon Corp.	65,925	3,028,595
Assurant, Inc.	24,500	1,616,020
Chubb Corp.	88,000	4,312,880
Cincinnati Financial Corp.	43,228	1,097,991
Genworth Financial, Inc. (Class A Stock)	112,300	2,000,063
Hartford Financial Services Group, Inc.	74,800	4,829,836
Lincoln National Corp.	65,263	2,957,719
Loews Corp.(b)	81,426	3,818,879
Marsh & McLennan Co., Inc.	117,100	3,109,005
MBIA, Inc.(b)	20,350	89,337
MetLife, Inc.(b)	168,800	8,907,576
Principal Financial Group, Inc.(b)	61,300	2,572,761
Progressive Corp.(b)	148,100	2,772,432
SAFECO Corp.	24,000	1,611,840
Torchmark Corp.	24,100	1,413,465
Travelers Cos., Inc	145,898	6,331,973
Unum Group	86,456	1,768,025
XL Capital Ltd. (Class A Stock)	46,300	951,928

		87,124,450

Internet & Catalog Retail — 0.3%
Amazon.Com, Inc.(a)(b)	69,500	5,096,435
Expedia, Inc.(a)	44,900	825,262
IAC/InterActiveCorp.(a)	45,200	871,456

		6,793,153

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(a)(b)	36,100	1,255,919
eBay, Inc.(a)	261,300	7,141,329
Google, Inc. (Class A Stock)(a)	53,950	28,400,359
VeriSign, Inc.(a)(b)	44,500	1,682,100
Yahoo!, Inc.(a)	304,900	6,299,234

		44,778,941

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 0.9%
Affiliated Computer Services, Inc. (Class A Stock)(a)	22,500	$1,203,525
Automatic Data Processing, Inc.(b)	123,400	5,170,460
Cognizant Technology Solutions Corp.(a)	58,600	1,905,086
Computer Sciences Corp.(a)(b)	36,700	1,719,028
Convergys Corp.(a)	37,600	558,736
Electronic Data Systems Corp.	112,500	2,772,000
Fidelity National Information Services, Inc.	34,400	1,269,704
Fiserv, Inc.(a)	34,700	1,574,339
Paychex, Inc.	78,950	2,469,556
Total System Services, Inc.	41,593	924,196
Unisys Corp.(a)	67,000	264,650
Western Union Co. (The)	172,404	4,261,827

		24,093,107

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(b)	61,000	880,230
Hasbro, Inc.(b)	34,950	1,248,414
Mattel, Inc.(b)	78,181	1,338,459

		3,467,103

Life Sciences, Tools & Services — 0.4%
Applera Corp.-Applied Biosystems Group	39,600	1,325,808
Millipore Corp.(a)(b)	10,800	732,888
PerkinElmer, Inc.(b)	31,000	863,350
Thermo Fisher Scientific, Inc.(a)(b)	95,100	5,299,923
Waters Corp.(a)	23,000	1,483,500

		9,705,469

Machinery — 1.9%
Caterpillar, Inc.(b)	145,500	10,740,810
Cummins, Inc.	49,600	3,249,792
Danaher Corp.	57,200	4,421,560
Deere & Co.	100,900	7,277,917
Dover Corp.	47,700	2,307,249
Eaton Corp.	36,500	3,101,405
Illinois Tool Works, Inc.	93,900	4,461,189
Ingersoll-Rand Co. Ltd.	81,547	3,052,304
ITT Corp.	41,500	2,628,195
Manitowoc Co., Inc. (The)	30,600	995,418
PACCAR, Inc.	84,028	3,514,891
Pall Corp.	23,200	920,576
Parker Hannifin Corp.	39,687	2,830,477
Terex Corp.(a)	24,200	1,243,154

		50,744,937

Media — 2.8%
CBS Corp. (Class B Stock)	168,768	3,289,288
Clear Channel Communications, Inc.	110,100	3,875,520
Comcast Corp. (Class A Stock)(b)	685,846	13,010,499
DIRECTV Group, Inc. (The)(a)(b)	166,800	4,321,788
E.W. Scripps Co.	16,700	693,718
Gannett Co., Inc.(b)	56,300	1,220,021
Interpublic Group of Cos., Inc.(a)(b)	96,000	825,600
McGraw-Hill Cos., Inc.	72,900	2,924,748

SEE NOTES TO FINANCIAL STATEMENTS.

A85

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Meredith Corp.(b)	7,000	$198,030
New York Times Co. (Class A Stock)(b)	23,500	361,665
News Corp. (Class A Stock)(b)	519,000	7,805,760
Omnicom Group, Inc.	71,500	3,208,920
Time Warner, Inc.(b)	837,220	12,390,856
Viacom, Inc. (Class B Stock)(a)	152,668	4,662,481
Walt Disney Co. (The)(b)	440,101	13,731,151
Washington Post Co., (Class B Stock)(b)	1,200	704,280

		73,224,325

Metals & Mining — 1.3%
Alcoa, Inc.	189,476	6,749,135
Allegheny Technologies, Inc.(b)	20,640	1,223,539
Freeport-McMoran Copper & Gold, Inc., (Class B Stock)(b)	88,006	10,313,423
Newmont Mining Corp.	106,103	5,534,332
Nucor Corp.	72,800	5,435,976
Titanium Metals Corp.	10,100	141,299
United States Steel Corp.	27,740	5,125,797

		34,523,501

Multiline Retail — 0.7%
Big Lots, Inc.(a)(b)	16,900	527,956
Dillard’s, Inc.	3,650	42,231
Family Dollar Stores, Inc.	37,100	739,774
J.C. Penney Co., Inc.	48,000	1,741,920
Kohl’s Corp.(a)(b)	69,200	2,770,768
Macy’s, Inc.	103,420	2,008,416
Nordstrom, Inc.(b)	44,100	1,336,230
Sears Holdings Corp.(a)(b)	14,112	1,039,490
Target Corp.(b)	180,368	8,385,308

		18,592,093

Multi-Utilities — 1.2%
Ameren Corp.(b)	44,700	1,887,681
CenterPoint Energy, Inc.	79,010	1,268,111
CMS Energy Corp.(b)	58,500	871,650
Consolidated Edison, Inc.(b)	62,800	2,454,852
Dominion Resources, Inc.(b)	132,584	6,296,414
DTE Energy Co.(b)	39,200	1,663,648
Integrys Energy Group, Inc.	17,750	902,233
NiSource, Inc.	65,900	1,180,928
PG&E Corp.	80,600	3,199,014
Public Service Enterprise Group, Inc.	118,500	5,442,705
Sempra Energy	58,954	3,327,953
TECO Energy, Inc.(b)	42,100	904,729
Xcel Energy, Inc.(b)	104,895	2,105,243

		31,505,161

Office Electronics — 0.1%
Xerox Corp.	238,392	3,232,596

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	108,326	8,107,118
Apache Corp.(b)	78,750	10,946,250
Cabot Oil And Gas Corporation	18,000	1,219,140

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	111,900	$7,380,924
Chevron Corp.	483,692	47,948,388
ConocoPhillips	361,979	34,167,198
Consol Energy, Inc.	42,700	4,798,199
Devon Energy Corp.	103,900	12,484,624
El Paso Corp.(b)	168,611	3,665,603
EOG Resources, Inc.	56,900	7,465,280
Exxon Mobil Corp.	1,227,870	108,212,182
Hess Corp.	66,000	8,328,540
Marathon Oil Corp.	169,994	8,817,589
Massey Energy Co.	14,600	1,368,750
Murphy Oil Corp.	44,600	4,373,030
Noble Energy, Inc.	40,400	4,062,624
Occidental Petroleum Corp.	195,000	17,522,700
Peabody Energy Corp.(b)	60,700	5,344,635
Range Resources Corp	32,200	2,110,388
Southwestern Energy Co.(a)	75,100	3,575,511
Spectra Energy Corp	151,142	4,343,821
Sunoco, Inc.(b)	27,000	1,098,630
Tesoro Petroleum Corporation(b)	29,500	583,215
Valero Energy Corp.	126,600	5,213,388
Williams Cos., Inc.	146,700	5,913,477
XTO Energy, Inc.	117,900	8,077,329

		327,128,533

Paper & Forest Products — 0.2%
International Paper Co.(b)	96,267	2,243,021
MeadWestvaco Corp.	42,489	1,012,938
Weyerhaeuser Co.(b)	45,400	2,321,756

		5,577,715

Personal Products — 0.2%
Avon Products, Inc.	101,800	3,666,836
Estee Lauder Cos., Inc. (The)(b)	22,500	1,045,125

		4,711,961

Pharmaceuticals — 6.1%
Abbott Laboratories	357,900	18,957,963
Allergan, Inc.	68,800	3,581,040
Barr Pharmaceuticals, Inc.(a)	20,900	942,172
Bristol-Myers Squibb Co.	465,960	9,566,159
Forest Laboratories, Inc.(a)	76,500	2,657,610
Johnson & Johnson	657,471	42,301,684
King Pharmaceuticals, Inc.(a)	80,033	837,946
Lilly (Eli) & Co.	232,700	10,741,432
Merck & Co., Inc.	511,800	19,289,742
Mylan, Inc.(b)	53,500	645,745
Pfizer, Inc.	1,591,108	27,796,657
Schering-Plough Corp.	368,600	7,257,734
Watson Pharmaceuticals, Inc.(a)(b)	27,900	758,043
Wyeth	311,100	14,920,356

		160,254,283

Real Estate Investment Trust — 1.1%
Apartment Investment & Management Co., (Class A Stock)(b)	24,116	821,391
AvalonBay Communities, Inc.(b)	16,400	1,462,224

SEE NOTES TO FINANCIAL STATEMENTS.

A86

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trust (continued)
Boston Properties, Inc.	27,600	$2,490,072
Developers Diversified Realty	26,400	916,344
Equity Residential Properties Trust(b)	59,900	2,292,373
General Growth Properties, Inc.(b)	59,600	2,087,788
Health Care Property Investors, Inc.	49,100	1,561,871
Host Hotels & Resorts, Inc.(b)	129,000	1,760,850
Kimco Realty Corp.(b)	57,100	1,971,092
Plum Creek Timber Co., Inc.(b)	35,000	1,494,850
ProLogis(b)	63,000	3,424,050
Public Storage, Inc.(b)	28,700	2,318,673
Simon Property Group, Inc.(b)	51,800	4,656,302
Vornado Realty Trust(b)	30,400	2,675,200

		29,933,080

Real Estate Management & Development
CB Richard Ellis Group, Inc., (Class A Stock)(a)(b)	45,100	865,920

Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	67,226	6,715,205
CSX Corp.	92,024	5,780,027
Norfolk Southern Corp.	87,100	5,458,557
Ryder System, Inc.(b)	12,800	881,664
Union Pacific Corp.	121,800	9,195,900

		28,031,353

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)(b)	106,900	623,227
Altera Corp.(b)	68,300	1,413,810
Analog Devices, Inc.	66,900	2,125,413
Applied Materials, Inc.(b)	300,500	5,736,545
Broadcom Corp., (Class A Stock)(a)(b)	109,150	2,978,704
Intel Corp.(b)	1,311,900	28,179,612
KLA-Tencor Corp.	33,400	1,359,714
Linear Technology Corp.	48,700	1,586,159
LSI Corp.(a)(b)	156,900	963,366
MEMC Electronic Materials, Inc.(a)	46,800	2,880,072
Microchip Technology, Inc.(b)	46,900	1,432,326
Micron Technology, Inc.(a)(b)	154,900	929,400
National Semiconductor Corp.(b)	60,700	1,246,778
Novellus Systems, Inc.(a)(b)	22,400	474,656
NVIDIA Corp.(a)	129,850	2,430,792
Teradyne, Inc.(a)(b)	40,800	451,656
Texas Instruments, Inc.	311,900	8,783,104
Xilinx, Inc.(b)	64,200	1,621,050

		65,216,384

Software — 3.6%
Adobe Systems, Inc.(a)	125,000	4,923,750
Autodesk, Inc.(a)(b)	48,200	1,629,642
BMC Software, Inc.(a)(b)	44,400	1,598,400
CA, Inc.	85,873	1,982,808
Citrix Systems, Inc.(a)	41,900	1,232,279

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Compuware Corp.(a)	71,300	$680,202
Electronic Arts, Inc.(a)	70,700	3,141,201
Intuit, Inc.(a)(b)	79,200	2,183,544
Microsoft Corp	1,868,900	51,413,439
Novell, Inc.(a)	73,100	430,559
Oracle Corp.(a)	917,620	19,270,020
Symantec Corp.(a)(b)	213,911	4,139,178
Teradata Corp.(a)	46,300	1,071,382

		93,696,404

Specialty Retail — 1.5%
Abercrombie & Fitch Co.(b)	20,500	1,284,940
AutoNation, Inc.(a)(b)	35,789	358,606
AutoZone, Inc.(a)(b)	10,900	1,319,009
Bed Bath & Beyond, Inc.(a)	56,900	1,598,890
Best Buy Co., Inc.	83,325	3,299,670
Gamestop Corp.(a)(b)	36,000	1,454,400
Gap, Inc.(b)	110,587	1,843,485
Home Depot, Inc.	390,419	9,143,613
Limited Brands, Inc.(b)	76,796	1,294,013
Lowe’s Cos., Inc.	330,800	6,864,100
Office Depot, Inc.(a)(b)	68,800	752,672
RadioShack Corp.(b)	31,760	389,695
Sherwin-Williams Co.(b)	24,900	1,143,657
Staples, Inc.(b)	155,500	3,693,125
Tiffany & Co.(b)	28,300	1,153,225
TJX Cos., Inc.	102,900	3,238,263

		38,831,363

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)(b)	84,200	2,431,696
Jones Apparel Group, Inc.	28,000	385,000
Liz Claiborne, Inc.	26,400	373,560
NIKE, Inc., (Class B Stock)(b)	84,600	5,043,006
Polo Ralph Lauren Corp.	13,200	828,696
V.F. Corp.(b)	20,136	1,433,280

		10,495,238

Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp.(b)	123,098	523,167
Fannie Mae(b)	238,100	4,645,331
Freddie Mac	147,300	2,415,720
Hudson City Bancorp, Inc.(b)	133,200	2,221,776
MGIC Investment Corp.(b)	13,000	79,430
Sovereign Bancorp, Inc.(b)	101,405	746,341
Washington Mutual, Inc.(b)	233,226	1,149,804

		11,781,569

Tobacco — 1.6%
Altria Group, Inc.	495,200	10,181,312
Lorillard Inc.(a)(b)	36,232	2,505,791
Philip Morris International, Inc.	489,800	24,191,222
Reynolds American, Inc.	46,400	2,165,488
UST, Inc.	32,300	1,763,903

		40,807,716

Trading Companies & Distributors
W.W. Grainger, Inc.	14,800	1,210,640

SEE NOTES TO FINANCIAL STATEMENTS.

A87

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 0.4%
American Tower Corp. (Class A Stock)(a)	90,000	$3,802,500
Sprint Nextel Corp.	676,422	6,426,009

		10,228,509

TOTAL LONG-TERM INVESTMENTS (cost $1,557,751,794)		2,587,048,093

SHORT-TERM INVESTMENTS — 19.4%
Affiliated Money Market Mutual Fund 19.3%
Dryden Core Investment Fund — Taxable Money Market Series (cost $508,111,772; includes $470,304,057 of cash collateral received for securities on loan) (Note 4)(c)(f)	508,111,772	508,111,772

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation 0.1%
United States Treasury Bill(e)(d) 1.86% 09/18/2008 (cost $2,987,722)	$3,000	$2,988,195

TOTAL SHORT-TERM INVESTMENTS (cost $511,099,494)		511,099,967

TOTAL INVESTMENTS — 117.7% (cost $2,068,851,288)		3,098,148,060
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (17.7)%		(465,708,037)

TOTAL NET ASSETS — 100.0%		$2,632,440,023

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $449,549,796 cash collateral of $470,304,057 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contract outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Depreciation
Long Position:
139	S&P 500 Index	Sept. 2008	$44,518,225	$47,043,650	$(2,525,425)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,095159,865	$(2,525,425)
Level 2—Other Significant Observable Inputs	2,988,195	—
Level 3—Significant Unobservable Inputs	—	—

Total	$3,098,148,060	$(2,525,425)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 17.9% of collateral received for securities on loan)	19.3%
Oil, Gas & Consumable Fuels	12.4
Pharmaceuticals	6.1
Computers & Peripherals	4.6
Software	3.6
Energy Equipment & Services	3.5
Diversified Financial Services	3.3
Insurance	3.3
Industrial Conglomerates	3.1
Diversified Telecommunication Services	2.9
Capital Markets	2.8
Media	2.8
Aerospace/Defense	2.7
Food & Staples Retailing	2.7
Communications Equipment	2.5
Semiconductors & Semiconductor Equipment	2.5
Beverages	2.4
Electric Utilities	2.3
Commercial Banks	2.2
Household Products	2.2
Chemicals	2.1
Healthcare Equipment & Supplies	2.1
Machinery	1.9
Healthcare Providers & Services	1.8
Internet Software & Services	1.7
Tobacco	1.6
Food Products	1.5
Specialty Retail	1.5
Biotechnology	1.4
Metals & Mining	1.3
Hotels, Restaurants & Leisure	1.2
Multi-Utilities	1.2
Real Estate Investment Trust	1.1
Road & Rail	1.1
Air Freight & Logistics	0.9
IT Services	0.9
Consumer Finance	0.7
Multiline Retail	0.7
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Household Durables	0.4
Life Sciences, Tools & Services	0.4

Textiles, Apparel & Luxury Goods	0.4%
Thrifts & Mortgage Finance	0.4
Wireless Telecommunication Services	0.4
Electronic Equipment & Instruments	0.3
Independent Power Producers & Energy Traders	0.3
Internet & Catalog Retail	0.3
Auto Components	0.2
Automobiles	0.2
Construction & Engineering	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Airlines	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
United States Government Obligation	0.1

117.7
Liabilities in excess of other assets	(17.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $449,549,796:
Unaffiliated investments (cost $1,560,739,516)	$2,590,036,288
Affiliated investments (cost $508,111,772)	508,111,772
Cash	432,388
Dividends receivable	3,709,920
Receivable for investments sold	3,023,911
Receivable for Series shares sold	421,662
Due from broker-variation margin	36,225
Prepaid expenses	5,454

Total Assets	3,105,777,620

LIABILITIES
Collateral for securities on loan	470,304,057
Payable for investments purchased	1,183,730
Management fee payable	793,617
Payable for Series shares repurchased	690,087
Accrued expenses	365,483
Transfer agent fee payable	623

Total Liabilities	473,337,597

NET ASSETS	$2,632,440,023

Net assets were comprised of:
Paid-in capital	1,623,865,874
Retained earnings	1,008,574,149

Net assets, June 30, 2008	$2,632,440,023

Net asset value and redemption price per share, $2,632,440,023 / 82,865,736 outstanding shares of beneficial interest	$31.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,491)	$29,091,361
Affiliated income from securities loaned, net	1,293,622
Affiliated dividend income	721,452
Interest	26,721

31,133,156

EXPENSES
Management fee	4,946,934
Custodian’s fees and expenses	159,000
Insurance expenses	31,000
Shareholders’ reports	25,000
Trustees’ fees	24,000
Audit fee	9,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	9,885

Total expenses	5,221,819

NET INVESTMENT INCOME	25,911,337

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	19,920,528
Futures transactions	(4,149,316)

15,771,212

Net change in unrealized appreciation (depreciation) on:
Investments	(405,538,244)
Futures	(3,050,475)

(408,588,719)

NET LOSS ON INVESTMENTS	(392,817,507)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(366,906,170)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$25,911,337	$56,959,943
Net realized gain on investment transactions	15,771,212	76,759,365
Net change in unrealized appreciation (depreciation) on investments	(408,588,719)	34,602,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(366,906,170)	168,321,639

DISTRIBUTIONS	(56,959,943)	(51,529,141)

SERIES SHARE TRANSACTIONS:
Series shares sold [865,903 and 1,884,280 shares, respectively]	29,531,055	70,200,353
Series shares issued in reinvestment of distributions [1,689,203 and 1,400,248 shares, respectively]	56,959,943	51,529,141
Series shares repurchased [4,455,756 and 11,303,103 shares, respectively]	(152,581,079)	(422,534,751)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(66,090,081)	(300,805,257)

TOTAL DECREASE IN NET ASSETS	(489,956,194)	(184,012,759)
NET ASSETS:
Beginning of period	3,122,396,217	3,306,408,976

End of period	$2,632,440,023	$3,122,396,217

SEE NOTES TO FINANCIAL STATEMENTS.

A90

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at

B1

market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by this portfolio at June 30, 2008 include registration rights, under which the portfolio may demand registration by the issuer, of which the portfolio may bear the cost of such registration. Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

B2

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin . Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement

B3

purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it s obligation to perform. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

B4

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), ClearBridge Advisors LLC (“ClearBridge”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35

B5

At June 30, 2008, the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, ClearBridge
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each of the following Portfolios the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below.

Portfolio	Class I Expense Limit	Class II Expense Limit
Government Income Portfolio	0.75%	N/A
Stock Index Portfolio	0.75	N/A

N/A – Not applicable – There are no Class II shares outstanding for this Portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2008, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$385,233
Diversified Bond Portfolio	86,700
Equity Portfolio	829,971
Flexible Managed Portfolio	484,622
Global Portfolio	125,637
Government Income Portfolio	54,337
Stock Index Portfolio	554,410

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI and both of which are portfolios of Dryden Core Investment Fund.

B6

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2008 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$3,592,049,256
Diversified Bond Portfolio	3,911,499,958
Equity Portfolio	1,262,663,979
Flexible Managed Portfolio	4,918,216,453
Global Portfolio	241,690,187
Government Income Portfolio	3,870,298,759
Stock Index Portfolio	35,346,624

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$3,578,060,273
Diversified Bond Portfolio	3,913,845,254
Equity Portfolio	1,402,750,791
Flexible Managed Portfolio	4,852,825,141
Global Portfolio	266,894,242
Government Income Portfolio	3,876,590,134
Stock Index Portfolio	129,803,258

Note 6:	Tax Information

For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2008, the Equity Portfolio had Class II shares outstanding.

B7

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	539,268	$14,642,159
Series shares issued in reinvestment of distributions	17,082,227	436,963,357
Series shares repurchased	(6,504,463)	(178,942,331)

Net increase (decrease) in shares outstanding	11,117,032	$272,663,185

Year ended December 31, 2007:
Series shares sold	1,031,862	$29,740,507
Series shares issued in reinvestment of distributions	1,691,265	49,976,890
Series shares repurchased	(14,024,490)	(407,692,362)

Net increase (decrease) in shares outstanding	(11,301,363)	$(327,974,965)

Class II
Six months ended June 30, 2008:
Series shares sold	619	$17,298
Series shares issued in reinvestment of distributions	2,468	63,526
Series shares repurchased	(22,248)	(613,809)

Net increase (decrease) in shares outstanding	(19,161)	$(532,985)

Year ended December 31, 2007:
Series shares sold	2,870	$85,699
Series shares issued in reinvestment of distributions	322	9,549
Series shares repurchased	(29,757)	(885,730)

Net increase (decrease) in shares outstanding	(26,565)	$(790,482)

Note 8:	Borrowings

The Portfolios along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolio utilized the line of credit during the six months ended June 30, 2008. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2008
Global Portfolio	$3,257,000	1	2.36%	$3,257,000

The amount of interest on temporary overdrawn balances paid to the custodian during the six-months ended June 30, 2008 was as follows:

Portfolio	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Conservative Balanced Portfolio	$3,038,148	4.68%
Diversified Bond Portfolio	3,968,120	4.88
Flexible Managed Portfolio	6,057,291	4.74
Global Portfolio	1,159,031	4.73
Government Income Portfolio	12,435,437	4.93

B8

Note 9:	Ownership and Affiliates

As of June 30, 2008, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

B9

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.69		$16.21	$15.09	$15.10	$14.34	$12.43

Income (Loss) From Investment Operations:
Net investment income	.26		.50	.48	.38	.34	.28
Net realized and unrealized gain (loss) on investments	(1.36)		.49	1.06	.11	.78	1.99

Total from investment operations	(1.10)		.99	1.54	.49	1.12	2.27

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.35)	(.28)	(.36)
Distributions from net realized gains	—		—	—	(.15)	(.08)	—
Distributions	(.52)		(.51)	(.42)	—	—	—

Total dividends and distributions	(.52)		(.51)	(.42)	(.50)	(.36)	(.36)

Net Asset Value, end of period	$15.07		$16.69	$16.21	$15.09	$15.10	$14.34

Total Return(a)	(6.67)%		6.12%	10.44%	3.43%	8.04%	18.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,440.8		$2,721.9	$2,770.6	$2,749.8	$2,893.6	$2,895.0
Ratios to average net assets(b):
Expenses	.59	%(d)	.59%	.57%	.58%	.59%	.58%
Net investment income	3.06	%(d)	2.95%	2.97%	2.45%	2.27%	2.02%
Portfolio turnover rate	190	%(e)	178%	114%	110%	153%	248%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.90		$10.85	$10.96	$11.28	$11.17	$10.82

Income From Investment Operations:
Net investment income	.28		.58	.57	.55	.52	.45
Net realized and unrealized gain (loss) on investments	(.24)		.02	(.05)	(.20)	.09	.35

Total from investment operations	.04		.60	.52	.35	.61	.80

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.59)	(.50)	(.45)
Distributions from net realized gains	—		—	—	(.08)	—	—
Distributions	(.38)		(.55)	(.63)	—	—	—

Total dividends and distributions	(.38)		(.55)	(.63)	(.67)	(.50)	(.45)

Net Asset Value, end of period	$10.56		$10.90	$10.85	$10.96	$11.28	$11.17

Total Return(a)	.44%		5.71%	4.98%	3.28%	5.59%	7.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,183.6		$1,218.3	$1,150.4	$1,230.6	$1,283.7	$1,418.0
Ratios to average net assets(b):
Expenses	.44	%(c)	.44%	.45%	.45%	.45%	.44%
Net investment income	5.09	%(c)	5.39%	5.18%	4.81%	4.57%	4.02%
Portfolio turnover rate	424	%(d)	476%	393%	278%	382%	706%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2008(e)		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.67		$27.45	$24.64	$22.31	$20.55	$15.75

Income From Investment Operations:
Net investment income	.16		.35	.30	.24	.28	.17
Net realized and unrealized gain on investments	(2.42)		2.21	2.80	2.32	1.75	4.81

Total from investment operations	(2.26)		2.56	3.10	2.56	2.03	4.98

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.23)	(.27)	(.18)
Distributions	(3.04)		(.34)	(.29)	—	—	—

Total dividends and distributions	(3.04)		(.34)	(.29)	(.23)	(.27)	(.18)

Net Asset Value, end of period	$24.37		$29.67	$27.45	$24.64	$22.31	$20.55

Total Return(a)	(8.10)%		9.32%	12.57%	11.47%	9.93%	31.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,903.7		$4,423.9	$4,402.7	$4,283.9	$4,135.7	$4,012.3
Ratios to average net assets(b):
Expenses	.48	%(d)	.47%	.47%	.47%	.48%	.49%
Net investment income	1.14	%(d)	1.16%	1.10%	1.01%	1.29%	.96%
Portfolio turnover rate	32	%(c)	57%	60%	77%	50%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Calculation based on average shares outstanding during the period.

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2008(e)		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.81		$27.52	$24.69	$22.34	$20.58	$15.76

Income From Investment Operations:
Net investment income	.10		.28	.19	.12	.20	.08
Net realized and unrealized gain on investments	(2.47)		2.20	2.80	2.35	1.74	4.83

Total from investment operations	(2.37)		2.48	2.99	2.47	1.94	4.91

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.12)	(.18)	(.09)
Distributions	(2.92)		(.19)	(.16)	—	—	—

Total dividends and distributions	(2.92)		(.19)	(.16)	(.12)	(.18)	(.09)

Net Asset Value, end of period	$24.52		$29.81	$27.52	$24.69	$22.34	$20.58

Total Return(a)	(8.31)%		8.91%	12.13%	11.04%	9.51%	31.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.6		$1.3	$1.9	$2.1	$1.1	$0.8
Ratios to average net assets(b):
Expenses	.88	%(d)	.87%	.87%	.87%	.88%	.89%
Net investment income	.72	%(d)	.74%	.71%	.64%	.91%	.54%
Portfolio turnover rate	32	%(c)	57%	60%	77%	50%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Calculation based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005(c)	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.30		$18.36	$16.92	$16.58	$15.19	$12.55

Income (Loss) From Investment Operations:
Net investment income	.23		.50	.44	.32	.29	.22
Net realized and unrealized gain (loss) on investments	(1.59)		.65	1.59	.34	1.32	2.70

Total from investment operations	(1.36)		1.15	2.03	.66	1.61	2.92

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.32)	(.22)	(.28)
Distributions	(1.79)		(1.21)	(.59)	—	—	—

Total dividends and distributions	(1.79)		(1.21)	(.59)	(.32)	(.22)	(.28)

Net Asset Value, end of period	$15.15		$18.30	$18.36	$16.92	$16.58	$15.19

Total Return(a)	(7.70)%		6.30%	12.17%	4.16%	10.74%	23.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,316.9		$3,716.3	$3,723.6	$3,543.9	$3,883.5	$3,693.6
Ratios to average net assets(b):
Expenses	.63	%(d)	.63%	.62%	.63%	.62%	.62%
Net investment income	2.72	%(d)	2.53%	2.48%	1.95%	1.83%	1.55%
Portfolio turnover rate	172	%(e)	212%	153%	126%	150%	204%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.62		$22.53	$18.96	$16.43	$15.14	$11.35

Income (Loss) From Investment Operations:
Net investment income	.26		.36	.26	.13	.11	.10
Net realized and unrealized gains (losses) on investments	(3.14)		2.00	3.44	2.50	1.33	3.74

Total from investment operations	(2.88)		2.36	3.70	2.63	1.44	3.84

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.10)	(.15)	(.05)
Distributions	(1.57)		(.27)	(.13)	—	—	—

	(1.57)		(.27)	(.13)	(.10)	(.15)	(.05)

Net Asset Value, end of period	$20.17		$24.62	$22.53	$18.96	$16.43	$15.14

Total Return(a)	(11.96)%		10.48%	19.65%	16.06%	9.59%	34.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$828.5		$985.0	$932.9	$814.1	$691.1	$665.6
Ratios to average net assets(b):
Expenses	.83	%(c)	.81%	.84%	.82%	.84%	.87%
Net investment income	2.32	%(c)	1.43%	1.24%	.77%	.67%	.78%
Portfolio turnover rate	28	%(d)	48%	50%	155%	128%	88%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.38		$11.26	$11.40	$11.65	$11.92	$12.50

Income From Investment Operations:
Net investment income	.23		.53	.54	.49	.49	.46
Net realized and unrealized gain (loss) on investments	(.13)		.10	(.13)	(.20)	(.13)	(.15)

Total from investment operations	.10		.63	.41	.29	.36	.31

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.54)	(.44)	(.46)
Distributions from net realized gains	—		—	—	—	(.19)	(.43)
Distributions	(.24)		(.51)	(.55)	—	—	—

Total dividends and distributions	(.24)		(.51)	(.55)	(.54)	(.63)	(.89)

Net Asset Value, end of period	$11.24		$11.38	$11.26	$11.40	$11.65	$11.92

Total Return(a)	.92%		5.70%	3.74%	2.51%	3.12%	2.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$341.3		$340.3	$354.3	$378.2	$420.2	$461.5
Ratios to average net assets(b):
Expenses	.55	%(c)	.52%	.50%	.47%	.47%	.46%
Net investment income	4.13	%(c)	4.62%	4.75%	4.16%	4.07%	3.76%
Portfolio turnover rate	1752	%(d)	2377%	734%	507%	617%	695%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

	Stock Index Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.84		$35.64	$31.41	$31.29	$29.29	$24.09

Income (Loss) From Investment Operations:
Net investment income	.33		.68	.56	.48	.50	.36
Net realized and unrealized gain (loss) on investments	(4.70)		1.14	4.31	.88	2.50	6.14

Total from investment operations	(4.37)		1.82	4.87	1.36	3.00	6.50

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.47)	(.49)	(.37)
Distributions from net realized gains	—		—	—	(.77)	(.51)	(.93)
Distributions	(.70)		(.62)	(.64)	—	—	—

Total dividends and distributions	(.70)		(.62)	(.64)	(1.24)	(1.00)	(1.30)

Net Asset Value, end of period	$31.77		$36.84	$35.64	$31.41	$31.29	$29.29

Total Return(a)	(11.98)%		5.10%	15.54%	4.54%	10.45%	28.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,632.4		$3,122.4	$3,306.4	$3,212.7	$3,094.7	$2,940.9
Ratios to average net assets(b):
Expenses	.37	%(c)	.37%	.37%	.38%	.38%	.37%
Net investment income	1.83	%(c)	1.73%	1.61%	1.52%	1.64%	1.42%
Portfolio turnover rate	1	%(d)	3%	3%	7%	3%	2%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Supplemental Proxy Information (Unaudited)

A Special Meeting of Shareholders of the indicated Portfolios of The Prudential Series Fund was held on June 23, 2008. At the Meeting held on June 23, 2008, Shareholders approved the following proposal:

To approve a subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC, Prudential Investment Management, Inc. and Jennison Associates LLC.

The result of the proxy solicitation on the preceding matter was as follows:

Diversified Conservative Growth Portfolio:

Affirmative:	18,900,932.737
Against:	670,976.843
Abstain:	1,174,483.696

Global Portfolio:

Affirmative:	66,591,238.359
Against:	3,124,388.715
Abstain:	3,680,048.764

SP Aggressive Growth Asset Allocation Portfolio:

Affirmative:	33,015,430.216
Against:	1,010,545.712
Abstain:	2,718,668.684

SP Growth Asset Allocation Portfolio:

Affirmative:	191,735,453.228
Against:	7,586,911.774
Abstain:	9,654,737.148

SP Balanced Asset Allocation Portfolio:

Affirmative:	205,082,987.143
Against:	7,082,612.219
Abstain:	13,084,664.818

SP Conservative Asset Allocation Portfolio:

Affirmative:	89,761,468.892
Against:	3,313,908.577
Abstain:	7,118,447.457

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

As is further explained and discussed below, at meetings of the Board held on June 9-11, 2008, the Board approved the renewal of the Trust’s existing management and subadvisory agreements. In addition, at the same meetings, the Board approved a new subadvisory agreement with respect to the Trust’s Global Portfolio.

I. Renewal of Existing Management & Subadvisory Agreements

The Board, including all of the Independent Trustees, met on June 9-11, 2008 and approved the renewal of the management agreement and the existing subadvisory agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each Portfolio and its shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided at or in advance of the June 2008 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2007.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2007. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2007), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Fourth Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Second Quartile

•

Although the Portfolio ranked in the third quartile over the three- and five-year periods, and in the fourth quartile over the ten-year period, the Board noted that the Portfolio ranked in the second quartile over the one-year period, and that the Portfolio performed in-line with its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Diversified Bond Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	First Quartile	Third Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile over the one-year period, the Board noted that longer-term performance had been strong. The Board also noted that the Portfolio outperformed its benchmark index over the three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance over longer time periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Equity Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Second Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Flexible Managed Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	Fourth Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Global Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Third Quartile

Actual Management Fees: Second Quartile

Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Government Income Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	Second Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•

The Board noted PI’s explanation that the Portfolio’s underperformance compared to the Peer Universe over the one-, three- and five- year periods was largely attributable to the Portfolio’s exposure to subprime mortgage securities during 2007, and considered PI’s opinion that a market rebound could be expected.

•

The Board concluded that it was reasonable continue to evaluate performance and to renew the agreements. The Board noted that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•	The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

High Yield Bond Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Second Quartile	Third Quartile

Actual Management Fees: Second Quartile

Net Total Expenses: Second Quartile

•

Although the Portfolio ranked in the third quartile over the one- and three-year periods, the Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, and was in-line with its benchmark index over the five-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subdvisory fees are reasonable in light of the services provided.

Jennison Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Second Quartile	Second Quartile

Actual Management Fees: Second Quartile

Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile over the one- and three- year periods, the Board noted that the Portfolio’s long-term performance was competitive, with five- and ten-year performance both ranked in the second quartile. The Board also noted that the Portfolio outperformed its benchmark index over the one-, three-and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subdvisory fees are reasonable in light of the services provided.

Money Market Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio ranked in the first quartile over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Natural Resources Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile

Actual Management Fee: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Small Capitalization Stock Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	Third Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the third quartile over five- and ten-year periods, the Board noted that the Portfolio’s more recent performance had improved, with the Portfolio ranked in the second quartile over one- and three- year periods. The Board also noted that the Portfolio had performed in-line with its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Stock Index Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	Second Quartile	First Quartile

Actual Management Fees: Fourth Quartile

Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the fourth quartile over the one-year period, the Board noted that the Portfolio’s long-term performance was competitive. The Board also noted that the Portfolio’s performance over the one-, three- and five-year periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board determined to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•

Although the Portfolio’s net total expenses ranked in the fourth quartile, the Board noted that PI had supplied information indicating that the Portfolio’s expenses were only 0.02% higher than the third quartile ranking.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Value Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

II. Approval of New Subadvisory Agreement

At the meetings of the Board held on June 9-11, 2008, the Board approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and each of QMA, Jennison and PIM (jointly referred to as the “Subadvisers”), with respect to the Global Portfolio.

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-10 2008 meetings, the Board considered whether the approval of the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolios and their shareholders. Before approving the Subadvisory Agreement, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of QMA Jennison and PIM, and reviewed materials regarding the investment performance and portfolio management team of QMA.

In making the determination to propose the addition of the Subadvisers, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information and reached the following conclusions.

The Board considered that PI initially intends to delegate to QMA the responsibility for (among other things) establishing the allocation of the Portfolio’s assets across different types and amounts of underlying portfolios, and reviewing and adjusting these allocations from time to time in its discretion. The Board also considered that PI will seek Board approval before it delegates any advisory responsibilities to Jennison or PIM under the Subadvisory Agreement. The Subadvisory Agreement was approved by shareholders on June 23, 2008.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio by QMA under the Subadvisory Agreement, noting that QMA will be required to comply with all policies and applicable rules and regulations for the Portfolio. The Board also received and considered information regarding the nature and extent of services currently being provided by QMA to other mutual funds under existing subadvisory agreements and those that would be provided to the Portfolio by QMA under the Subadvisory Agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of QMA’s senior management and the expertise of, and amount of attention expected to be given to the Portfolio by QMA’s portfolio management team. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to QMA’s organizational structure, senior management, investment operations and other relevant information pertaining to QMA. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to QMA, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire QMA.

The Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by QMA.

The Board also considered that Jennison and PIM already serve as subadvisers to other Portfolios of the Trust. The Board also considered that PI will seek Board approval prior to delegating any additional advisory responsibilities to Jennison or PIM under the proposed agreement and the fact that the Board will have the opportunity at that time to review the exact nature, quality and extent of services to be provided under the proposed delegation.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to the subadvisers under the Subadvisory Agreement is comparable to or lower than the fee payable to the subadvisers under the existing subadvisory agreements for mutual funds with investment objectives similar to the Portfolios. The Board noted, however that the Subadvisory Agreement, if approved by shareholders, would not change the overall advisory fee paid by a Portfolio to PI. Therefore, the proposal will not affect the fees borne by shareholders.

Profitability

Because the engagement of the Subadvisers for any additional services to the Portfolio is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, this factor was not considered by the Board. The Board noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered the potential for the Subadvisers to experience economies of scale as each Portfolio grows in size. The Board noted that it will consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to Subadvisers

The Board considered potential ancillary benefits anticipated to be received by the Subadvisers and their affiliates as a result of their relationship with the Portfolio. The Board concluded that the potential benefits to be derived by the Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI and QMA at the meeting, the Board concluded that approving the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolio and its shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

800-458-6333

8 a.m. — 8 p.m. Eastern time

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

Prudential Retirement, Prudential Financial, PRU, Prudential and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

IFS-A105477        MD.RS.011        Ed. 8/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)

(1)    Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2008

*	Print the name and title of each signing officer under his or her signature.